UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal
Income Fund

and

Fidelity
Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Fidelity Michigan Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,027.20	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Michigan Municipal Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.05	$ 1.44**
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.45**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Michigan Municipal Money Market Fund would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.73 and $2.76, respectively.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.3	44.9
Water & Sewer	20.0	18.7
Health Care	12.4	11.4
Education	6.4	5.3
Special Tax	6.1	6.1
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	6.8	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	6.6	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 9.4%	AAA 7.7%
AA,A 79.8%	AA,A 79.4%
BBB 3.7%	BBB 4.6%
BB and Below 1.1%	BB and Below 1.1%
Not Rated 1.8%	Not Rated 3.6%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,093,300
Series 2006 A, 5% 10/1/23	1,000,000	994,180
		2,087,480
Michigan - 93.7%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,664,807
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,754,601
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,749,357
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,202,410
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,548,591
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,587,168
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,389,000	3,048,149
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,456,556
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,589,400
Byron Ctr. Pub. Schools Series 2001, 5.5% 5/1/16	1,055,000	1,099,437
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,474,230
5.25% 5/1/18	1,100,000	1,180,883
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,100,870
5% 5/1/17 (FSA Insured)	2,065,000	2,248,950
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,802,590
5% 6/1/25 (AMBAC Insured)	1,775,000	1,887,358
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,822,651
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,010,604
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,940,710
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,900,639
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,150,000	$ 1,296,027
Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,098,072
5% 5/1/16 (FSA Insured)	1,855,000	2,044,396
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,100,400
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,165,606
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,712,844
Series 2001, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,086,620
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,012,650
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,285,834
Series 2005 A, 5.25% 5/1/30	5,000,000	5,086,200
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,055,890
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,907,712
Detroit Gen. Oblig.:
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,420,634
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,935,380
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,607,492
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,914,089
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,086,670
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,357,654
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,835,594
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,124,368
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	527,275
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,170,715
5% 7/1/36	7,800,000	7,535,814
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	5,937,004
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,340,000	$ 7,063,838
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,897,350
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,207,050
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,020
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,157,280
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,347,734
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,876,384
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,089,124
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,873,300
Series A, 5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,183,468
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,657,797
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,737,798
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,058,720
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,077,852
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,298,414
5% 5/1/28 (FSA Insured)	1,250,000	1,319,575
5% 5/1/29 (FSA Insured)	1,275,000	1,339,196
East Grand Rapids Pub. School District Gen. Oblig.:
Series 2001, 5.5% 5/1/17	1,690,000	1,731,219
Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,534,540
5% 5/1/17 (FSA Insured)	1,985,000	2,127,186
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,656,515
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,894,560
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,966,381
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ferris State Univ. Rev.:
Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,255,000	$ 1,365,038
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,420,954
Series 2009, 5.25% 10/1/38 (Assured Guaranty Corp. Insured)	1,750,000	1,846,775
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,166,946
5% 5/1/17 (FSA Insured)	1,615,000	1,765,696
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,359,895
5% 5/1/17 (FSA Insured)	1,390,000	1,519,701
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,309,943
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,445,595
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,575,675
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,342,459
5% 5/1/17 (FSA Insured)	1,230,000	1,333,824
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,269,200
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,396,109
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,512,291
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,491,670
5% 5/1/19 (FSA Insured)	1,315,000	1,497,049
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,106,501
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,591,250
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,102,840
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,123,060
Series 2008, 5% 1/1/38	3,320,000	3,458,776
Series 2010, 5% 1/1/28	3,000,000	3,264,000
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids Wtr. Supply Sys.:
Series 2005, 5% 1/1/35 (FGIC Insured)	$ 5,000,000	$ 5,159,550
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	2,500,000	2,610,200
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	550,580
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,201,600
Series 2009, 5.625% 12/1/29	2,400,000	2,552,760
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,031,725
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,014,428
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	520,170
5.25% 5/1/21 (FSA Insured)	2,000,000	2,260,880
5.25% 5/1/24 (FSA Insured)	2,100,000	2,308,677
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,212,002
Hudsonville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,076,980
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,653,130
0% 5/1/11 (FGIC Insured)	5,830,000	5,764,179
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,381,419
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,262,126
Series 2003 B:
4% 5/15/11 (FSA Insured)	30,000	30,379
4% 5/15/12 (FSA Insured)	2,125,000	2,192,256
5% 5/15/13 (FSA Insured)	2,125,000	2,262,126
5.25% 5/15/14 (FSA Insured)	1,200,000	1,301,736
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,473,967
5.25% 5/1/16 (FSA Insured)	1,500,000	1,690,020
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,286,966
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity) (c)	1,800,000	1,938,150
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.: - continued
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	$ 2,420,000	$ 2,423,412
5.375% 1/15/12	2,505,000	2,510,336
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,925,264
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,409,171
Lansing Bldg. Auth. Rev. Series 2009:
0% 6/1/12 (AMBAC Insured)	2,170,000	2,109,566
0% 6/1/12 (AMBAC Insured) (Escrowed to Maturity) (c)	830,000	814,861
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,476,779
5% 5/1/20 (FSA Insured)	1,425,000	1,548,704
5% 5/1/22 (FSA Insured)	1,395,000	1,500,406
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,629,375
5% 5/1/16 (FSA Insured)	1,425,000	1,605,263
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,437,400
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,012,680
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,292,100
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,104,820
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	4,165,000	4,385,245
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,501,750
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,009,810
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2005, 5%, tender 4/1/11	2,040,000	2,100,119
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,007,825
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	473,241
5.5% 3/1/14	1,300,000	1,346,592
5.5% 3/1/15	1,985,000	2,049,354
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	685,000	686,939
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	$ 1,500,000	$ 1,662,030
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,226,080
Series 2006 A:
5% 11/15/12	1,485,000	1,571,561
5% 11/15/14	1,000,000	1,068,860
5% 11/15/17	1,000,000	1,027,880
Series 2009, 5.25% 11/15/24	3,000,000	2,937,630
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,131,350
5.25% 5/15/15	1,615,000	1,746,186
5.75% 5/15/38	6,975,000	7,115,686
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,509,200
Series 1996:
5.25% 8/15/10 (Escrowed to Maturity) (c)	770,000	772,164
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,507,200
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,459,016
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,269,200
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,049,740
Series 2009 A, 6.125% 6/1/39	3,740,000	4,016,910
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,076,560
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,123,960
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	420,000	445,977
(Sparrow Hosp. Obligated Group Proj.):
Series 2001:
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,539,095
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,833,990
Series 2007:
5% 11/15/17	535,000	568,438
5% 11/15/18	725,000	760,880
5% 11/15/19	1,000,000	1,036,680
5% 11/15/20	2,000,000	2,054,380
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Sparrow Hosp. Obligated Group Proj.):
Series 2007:
5% 11/15/31	$ 5,000,000	$ 4,803,050
(Trinity Health Sys. Proj.):
Series 2002 C, 5.375% 12/1/30	1,095,000	1,105,118
Series 2006 A, 5% 12/1/26	1,655,000	1,680,272
Series 2008 A, 6.5% 12/1/33	5,000,000	5,484,000
Series A:
6% 12/1/27	1,515,000	1,539,755
6% 12/1/27 (Pre-Refunded to 12/1/10 @ 101) (c)	20,000	20,652
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	3,000,000	3,213,300
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,219,220
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,701,135
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,079,544
Series CA, 0% 6/15/13 (FSA Insured)	255,000	242,684
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,204,417
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,540,312
Series 2001, 5% 10/1/23	5,000,000	5,182,700
Series 2002, 5.375% 10/1/19	2,005,000	2,162,272
Series 2005, 5% 10/1/23	385,000	434,434
Series 2007, 5% 10/1/18	8,460,000	9,742,874
Series 2009, 5% 10/1/26	5,000,000	5,516,700
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,661,180
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	992,930
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,451,299
Michigan Technological Univ. Series 2008:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,244,172
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,203,444
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007:
6% 6/1/34	3,000,000	2,375,370
6% 6/1/48	4,000,000	2,914,160
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,479,220
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,216,870
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.: - continued
Series 2006, 5.25% 11/1/15 (FGIC Insured)	$ 5,000,000	$ 5,739,800
Series A, 0% 10/1/11 (AMBAC Insured)	3,630,000	3,577,147
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	448,112
5.5% 5/1/17	430,000	446,796
5.5% 5/1/19	430,000	444,126
New Lothrop Area Pub. Schools Gen. Oblig. Series 2006, 5% 5/1/35 (FSA Insured)	1,000,000	1,033,390
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	456,910
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	531,033
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,769,230
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,381,409
Northern Michigan Univ. Revs. Series 2008 A, 5.125% 12/1/35 (FSA Insured)	2,750,000	2,893,000
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,168,205
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,720,688
5% 5/1/16 (FSA Insured)	1,475,000	1,606,393
5% 5/1/17 (FSA Insured)	3,675,000	3,956,652
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,416,750
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,597,847
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,120,464
5.25% 5/1/27 (FSA Insured)	1,135,000	1,230,192
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,597,010
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,300,232
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,097,080
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,047,299
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,060,320
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plainwell Cmnty. School District: - continued
Series 2005:
5% 5/1/15 (FSA Insured)	$ 1,030,000	$ 1,164,683
5% 5/1/16 (FSA Insured)	1,025,000	1,121,125
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,437,600
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,609,944
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,179,923
5% 5/1/34 (FSA Insured)	2,320,000	2,431,453
5% 5/1/38 (FSA Insured)	1,000,000	1,040,620
Riverview Cmnty. School District Series 2004:
5% 5/1/14	655,000	731,497
5% 5/1/15	955,000	1,056,115
5% 5/1/17	1,000,000	1,087,070
5% 5/1/18	1,000,000	1,082,900
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,642,752
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,190,286
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,698,703
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,896,580
Saginaw Valley State Univ. Rev. Series 2007, 5% 7/1/37 (FSA Insured)	2,880,000	2,989,958
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,494,581
5% 4/1/19 (AMBAC Insured)	1,475,000	1,583,324
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,175,716
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,629,875
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,052,150
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,245,983
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,817,135
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	$ 1,765,000	$ 1,973,217
5% 5/1/16 (FSA Insured)	1,750,000	1,976,415
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,130
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,142,730
5% 5/1/15	2,135,000	2,352,791
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,779,116
Utica Cmnty. Schools:
Series 2003:
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,532,353
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,128,960
Series 2004, 5% 5/1/17	3,000,000	3,233,400
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,136,660
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,269,160
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,381,233
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,510
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,483,643
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,717,923
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,550
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,044,669
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,108,200
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,155,735
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools: - continued
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,035,000	$ 2,222,973
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	917,509
		622,653,139
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,445,389
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,109,610
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,141,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	12,000,000	1,604,880
0% 8/1/47 (AMBAC Insured)	1,000,000	89,430
Series 2009 A:
6% 8/1/42	4,000,000	4,246,720
6.5% 8/1/44	1,500,000	1,649,760
		12,286,789
Virgin Islands - 1.1%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,574,640
Series 2009 B, 5% 10/1/25	1,200,000	1,209,624
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 2,200,000	$ 2,017,972
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007, 5% 7/1/31	2,730,000	2,667,538
		7,469,774
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $623,700,284)	644,497,182
NET OTHER ASSETS (LIABILITIES) - 3.0%	19,903,498
NET ASSETS - 100%	$ 664,400,680
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.3%
Water & Sewer	20.0%
Health Care	12.4%
Education	6.4%
Special Tax	6.1%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	7.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $623,700,284)		$ 644,497,182
Cash		14,456,997
Receivable for fund shares sold		218,202
Interest receivable		7,225,455
Other receivables		4,225
Total assets		666,402,061

Liabilities
Payable for fund shares redeemed	743,588
Distributions payable	793,488
Accrued management fee	202,715
Transfer agent fee payable	184,445
Other affiliated payables	51,879
Other payables and accrued expenses	25,266
Total liabilities		2,001,381

Net Assets		$ 664,400,680
Net Assets consist of:
Paid in capital		$ 643,539,489
Undistributed net investment income		78,055
Accumulated undistributed net realized gain (loss) on investments		(13,762)
Net unrealized appreciation (depreciation) on investments		20,796,898
Net Assets, for 55,650,640 shares outstanding		$ 664,400,680
Net Asset Value, offering price and redemption price per share ($664,400,680 ÷ 55,650,640 shares)		$ 11.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 14,224,667

Expenses
Management fee	$ 1,197,722
Transfer agent fees	277,258
Accounting fees and expenses	76,780
Custodian fees and expenses	4,713
Independent trustees' compensation	1,165
Registration fees	17,657
Audit	22,571
Legal	6,305
Miscellaneous	4,621
Total expenses before reductions	1,608,792
Expense reductions	(3,962)	1,604,830
Net investment income		12,619,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		170,981
Change in net unrealized appreciation (depreciation) on investment securities		4,766,877
Net gain (loss)		4,937,858
Net increase (decrease) in net assets resulting from operations		$ 17,557,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,619,837	$ 23,864,050
Net realized gain (loss)	170,981	750,255
Change in net unrealized appreciation (depreciation)	4,766,877	28,575,367
Net increase (decrease) in net assets resulting from operations	17,557,695	53,189,672
Distributions to shareholders from net investment income	(12,609,018)	(23,839,855)
Distributions to shareholders from net realized gain	-	(806,246)
Total distributions	(12,609,018)	(24,646,101)
Share transactions Proceeds from sales of shares	52,956,262	118,776,118
Reinvestment of distributions	7,834,897	15,364,247
Cost of shares redeemed	(46,534,718)	(86,345,864)
Net increase (decrease) in net assets resulting from share transactions	14,256,441	47,794,501
Redemption fees	761	4,574
Total increase (decrease) in net assets	19,205,879	76,342,646

Net Assets
Beginning of period	645,194,801	568,852,155
End of period (including undistributed net investment income of $78,055 and undistributed net investment income of $67,236, respectively)	$ 664,400,680	$ 645,194,801
Other Information Shares
Sold	4,448,872	10,157,927
Issued in reinvestment of distributions	657,892	1,313,506
Redeemed	(3,911,348)	(7,401,170)
Net increase (decrease)	1,195,416	4,070,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.29	$ 11.76	$ 11.82	$ 11.84	$ 12.11
Income from Investment Operations
Net investment incomeD	.230	.460	.457	.461	.469	.472
Net realized and unrealized gain (loss)	.089	.575	(.465)	(.031)	.041	(.155)
Total from investment operations	.319	1.035	(.008)	.430	.510	.317
Distributions from net investment income	(.229)	(.460)	(.457)	(.462)	(.470)	(.472)
Distributions from net realized gain	-	(.015)	(.005)	(.028)	(.060)	(.115)
Total distributions	(.229)	(.475)	(.462)	(.490)	(.530)	(.587)
Redemption fees added to paid in capitalD,F	-	-	-	-	-	-
Net asset value, end of period	$ 11.94	$ 11.85	$ 11.29	$ 11.76	$ 11.82	$ 11.84
Total ReturnB,C	2.72%	9.30%	(.06)%	3.73%	4.41%	2.67%
Ratios to Average Net AssetsE
Expenses before reductions	.50%A	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50%A	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49%A	.50%	.47%	.44%	.44%	.45%
Net investment income	3.89%A	3.94%	3.96%	3.94%	3.98%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 664,401	$ 645,195	$ 568,852	$ 592,633	$ 571,869	$ 565,484
Portfolio turnover rate	5%A	6%	19%	15%	17%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/10	% of fund's investments 12/31/09	% of fund's investments 6/30/09
0 - 30	83.4	91.2	81.6
31 - 90	10.9	3.8	8.1
91 - 180	2.1	3.2	6.5
181 - 397	3.6	1.8	3.8
Weighted Average Maturity
	6/30/10	12/31/09	6/30/09
Fidelity Michigan Municipal Money Market Fund	21 Days	16 Days	27 Days
All Tax-Free Money Market*	26 Days	31 Days	26 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	6/30/10	12/31/09	6/30/09
Fidelity Michigan Municipal Money Market	21 Days	NA**	NA**
All Tax-Free Money Market*	NA**	NA**	NA**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Variable Rate Demand Notes (VRDNs) 68.5%	Variable Rate Demand Notes (VRDNs) 71.1%
Commercial Paper (including CP Mode) 11.0%	Commercial Paper (including CP Mode) 8.7%
Tender Bonds 3.4%	Tender Bonds 0.0%
Municipal Notes 1.7%	Municipal Notes 1.0%
Fidelity Municipal Cash Central Fund 12.1%	Fidelity Municipal Cash Central Fund 13.4%
Other Investments 2.8%	Other Investments 4.8%
Net Other Assets 0.5%	Net Other Assets 1.0%

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value
Michigan - 85.6%
Central Michigan Univ. Rev. Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,195,000	$ 6,195,000
Detroit City School District Participating VRDN Series Solar 06 01, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	11,710,000	11,710,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
Series 2009 B, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Grand Rapids Wtr. Supply Sys. Bonds 5.75% 1/1/11	1,140,000	1,170,498
Grand Traverse County Bldg. Auth. Bonds Series 2009, 3% 9/1/10	1,225,000	1,230,382
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	19,570,000	19,570,000
Series 2008 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	24,000,000	24,000,000
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 0.56% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	10,730,000	10,730,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 0.36%, LOC RBS Citizens NA, VRDN (a)	19,500,000	19,500,000
Series 2008 B3, 0.19% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	9,000,000	9,000,000
Series 2008 C, 0.21%, LOC Bank of New York, New York, VRDN (a)	14,000,000	14,000,000
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.):
Series 2000 I:
5% 10/15/11 (Pre-Refunded to 10/15/10 @ 100) (e)	1,000,000	1,013,566
5.125% 10/15/15 (Pre-Refunded to 10/15/10 @ 100) (e)	2,680,000	2,716,446
Series 2009 II, 3% 10/15/10	275,000	276,667
5.5% 10/15/10	5,000,000	5,074,329
Participating VRDN Series Solar 06 21, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	3,800,000	3,800,000
Series 2007 I, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	17,300,000	17,300,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Series 5, 0.37% 9/16/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	$ 21,515,000	$ 21,515,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	700,000	700,000
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B3, 2.75%, tender 8/15/10 (a)	5,000,000	5,014,784
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.4%, tender 1/26/11 (a)	8,800,000	8,800,000
0.4%, tender 1/26/11 (a)	8,800,000	8,800,000
0.4%, tender 1/26/11 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.):
Series 2008 C:
0.27% tender 7/9/10, CP mode	6,700,000	6,700,000
0.3% tender 7/12/10, CP mode	16,000,000	16,000,000
0.32% tender 8/5/10, CP mode	18,700,000	18,700,000
0.33% tender 8/4/10, CP mode	14,000,000	14,000,000
Series C, 0.32% tender 8/12/10, CP mode	17,400,000	17,400,000
Participating VRDN Series ROC II R 11676, 0.32% (Liquidity Facility Citibank NA) (a)(f)	7,800,000	7,800,000
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 0.2%, VRDN (a)	3,000,000	3,000,000
(Hosp. Equip. Ln. Prog.) Series B, 0.25%, LOC Bank of America NA, VRDN (a)	6,300,000	6,300,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Series 2008 B3, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.36%, LOC Banco Santander SA, VRDN (a)	7,560,000	7,560,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.28%, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.28%, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.28%, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.32%, LOC Fannie Mae, VRDN (a)(d)	$ 1,090,000	$ 1,090,000
(Hunt Club Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (a)(d)	6,895,000	6,895,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	57,800,000	57,800,000
Series 2009 D, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	5,750,000	5,750,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,600,000	6,600,000
Michigan Muni. Bond Auth. Rev.:
Bonds (Clean Wtr. Proj.) Series 2010, 2% 10/1/10	7,065,000	7,096,245
RAN:
Series 2009 C3, 2.5% 8/20/10, LOC Bank of Nova Scotia New York Branch	10,575,000	10,599,603
Series 2010 C1, 1.5% 8/20/10, LOC JPMorgan Chase Bank	4,430,000	4,436,645
Michigan State Univ. Revs.:
Bonds Series 2010 C, 2% 2/15/11	5,075,000	5,127,255
0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	41,525,000	41,525,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.4%, LOC Bank of America NA, VRDN (a)(d)	1,400,000	1,400,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (a)(d)	7,930,000	7,930,000
(Bosal Ind. Proj.) Series 1998, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(Consumers Energy Co. Proj.):
0.2%, LOC Wells Fargo Bank NA, VRDN (a)	36,400,000	36,400,000
0.25%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,000,000	9,000,000
(Detroit Symphony Orchestra Proj.) Series 2001 B, 0.15%, LOC Bank of America NA, VRDN (a)	14,355,000	14,355,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.31%, LOC JPMorgan Chase & Co., VRDN (a)	7,000,000	7,000,000
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.4%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.16%, LOC Comerica Bank, VRDN (a)	17,650,000	17,650,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Holland Plastics Corp. Proj.) 0.45%, LOC Bank of America NA, VRDN (a)(d)	$ 2,720,000	$ 2,720,000
(John H. Dekker & Sons Proj.) Series 1998, 0.59%, LOC Bank of America NA, VRDN (a)(d)	500,000	500,000
(Orchestra Place Renewal Proj.) Series 2000, 0.2%, LOC Bank of America NA, VRDN (a)	7,440,000	7,440,000
(Pioneer Laboratories, Inc. Proj.) 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,600,000	1,600,000
(S&S LLC Proj.) Series 2000, 0.56%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,305,000	1,305,000
(Van Andel Research Institute Proj.) Series 2008, 0.21%, LOC Bank of America NA, VRDN (a)	41,400,000	41,400,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.45%, LOC Bank of America NA, VRDN (a)(d)	2,035,000	2,035,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	11,080,000	11,080,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.3%, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.25%, LOC Barclays Bank PLC, VRDN (a)(d)	9,294,000	9,294,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,800,000	5,800,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.4%, LOC Bank of America NA, VRDN (a)(d)	2,700,000	2,700,000
(Progressive Metal Manufacturing Co. Proj.) 0.48%, LOC Comerica Bank, VRDN (a)(d)	800,000	800,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.34%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,165,000	6,165,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.37%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	23,180,000	23,180,000
Series 2008 E, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,200,000	6,200,000
Series 2008 F, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)(d)	23,200,000	23,200,000
Western Michigan Univ. Rev. Bonds Series 2009, 5% 11/15/10	1,615,000	1,642,801
		732,263,221
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.1%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A2, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
North Carolina - 0.0%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	270,000	270,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	3,700,000	3,700,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.29%, LOC Citizens Bank of Pennsylvania, VRDN (a)	800,000	800,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,000,000	4,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A8, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,500,000	1,500,000
		5,500,000
Texas - 0.5%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.41%, LOC Dexia Cr. Local de France, VRDN (a)	4,000,000	4,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.29%, LOC Fortis Banque SA, VRDN (a)(d)	800,000	800,000
	Shares
Other - 12.1%
Fidelity Municipal Cash Central Fund, 0.27% (b)(c)	103,117,000	103,117,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $851,450,221)		851,450,221
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,396,350
NET ASSETS - 100%		$ 855,846,571
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 115,203
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $748,333,221)	$ 748,333,221
Fidelity Central Funds (cost $103,117,000)	103,117,000
Total Investments (cost $851,450,221)		$ 851,450,221
Cash		5,288,190
Receivable for fund shares sold		7,107,123
Interest receivable		694,488
Distributions receivable from Fidelity Central Funds		26,381
Receivable from investment adviser for expense reductions		284
Other receivables		365
Total assets		864,567,052

Liabilities
Payable for fund shares redeemed	8,103,599
Distributions payable	57
Accrued management fee	216,967
Other affiliated payables	378,126
Other payables and accrued expenses	21,732
Total liabilities		8,720,481

Net Assets		$ 855,846,571
Net Assets consist of:
Paid in capital		$ 855,791,321
Undistributed net investment income		55,276
Accumulated undistributed net realized gain (loss) on investments		(26)
Net Assets, for 854,889,376 shares outstanding		$ 855,846,571
Net Asset Value, offering price and redemption price per share ($855,846,571 ÷ 854,889,376 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 1,197,759
Income from Fidelity Central Funds		115,203
Total income		1,312,962

Expenses
Management fee	$ 1,601,759
Transfer agent fees	685,991
Accounting fees and expenses	53,661
Custodian fees and expenses	7,566
Independent trustees' compensation	1,550
Registration fees	23,572
Audit	18,524
Legal	9,236
Miscellaneous	5,160
Total expenses before reductions	2,407,019
Expense reductions	(1,137,665)	1,269,354
Net investment income		43,608
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(26)
Net increase in net assets resulting from operations		$ 43,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,608	$ 213,886
Net realized gain (loss)	(26)	34,610
Net increase in net assets resulting from operations	43,582	248,496
Distributions to shareholders from net investment income	(43,303)	(211,264)
Distributions to shareholders from net realized gain	-	(30,688)
Total distributions	(43,303)	(241,952)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,183,678,749	2,340,639,951
Reinvestment of distributions	42,900	237,809
Cost of shares redeemed	(1,230,361,322)	(2,560,223,360)
Net increase (decrease) in net assets and shares resulting from share transactions	(46,639,673)	(219,345,600)
Total increase (decrease) in net assets	(46,639,394)	(219,339,056)

Net Assets
Beginning of period	902,485,965	1,121,825,021
End of period (including undistributed net investment income of $55,276 and undistributed net investment income of $54,971, respectively)	$ 855,846,571	$ 902,485,965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-G	-G	.017	.032	.030	.020
Net realized and unrealized gain (loss)G	-	-	-	-	-	-
Total from investment operations	-G	-G	.017	.032	.030	.020
Distributions from net investment income	-G	-G	(.017)	(.032)	(.030)	(.020)
Distributions from net realized gain	-	-G	-	-G	-	-G
Total distributions	-G	-G	(.017)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.00%E	.02%	1.68%	3.21%	3.01%	1.99%
Ratios to Average Net AssetsD,F
Expenses before reductions	.55%A	.60%	.54%	.54%	.56%	.56%
Expenses net of fee waivers, if any	.29%A	.48%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.29%A	.48%	.48%	.42%	.41%	.46%
Net investment income	.01%A	.02%	1.66%	3.15%	2.97%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,847	$ 902,486	$ 1,121,825	$ 1,087,587	$ 864,963	$ 695,051

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to future transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 623,644,641	$ 25,746,437	$ (4,893,896)	$ 20,852,541
Fidelity Michigan Municipal Money Market Fund	851,450,221	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $32,566,023 and $14,734,900, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.16%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 1,293

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 20,527

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $1,116,639.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 3,424	$ 536	$ 2
Fidelity Michigan Municipal Money Market Fund	484	-	15

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MIR-USAN-0810
1.787785.107

Fidelity®
Minnesota Municipal Income
Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Actual	.51%	$ 1,000.00	$ 1,028.10	$ 2.56
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.27	$ 2.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.3	44.2
Health Care	14.7	12.1
Electric Utilities	12.4	12.9
Escrowed/Pre-Refunded	11.7	12.9
Transportation	5.3	4.6
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	6.5	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	6.3	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 9.2%	AAA 6.0%
AA,A 79.0%	AA,A 84.8%
BBB 3.6%	BBB 3.8%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 2.7%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,491,270
Minnesota - 92.5%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,158,450
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,951,854
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	3,285,000	3,572,240
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	4,100,000	4,458,504
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	2,200,000	2,392,368
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,374,280
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	606,806
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,355,292
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	230,000	243,954
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,132,500
5.25% 10/1/25	1,955,000	2,049,524
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	863,910
Series 2006 A, 4.1% 2/1/21 (FSA Insured)	1,705,000	1,780,907
Series 2009 A:
4% 2/1/16	1,000,000	1,103,240
5% 2/1/17	1,000,000	1,162,410
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (c)	$ 2,350,000	$ 2,680,598
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (c)	1,035,000	1,180,604
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev. (Benedictine Health Ctr. Proj.) Series 2007:
5.5% 11/1/17	290,000	283,159
5.7% 11/1/22	385,000	372,730
5.875% 11/1/33	750,000	676,613
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,503,537
4% 3/1/17	1,495,000	1,545,247
4% 3/1/18	1,235,000	1,268,580
5% 3/1/30	2,770,000	2,860,164
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,000,000	3,272,400
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,600,000	3,949,524
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	1,000,000	1,118,750
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,886,820
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,098,880
Hopkins Independent School District #270:
Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,350,000	1,431,905
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,078,549
Series 2009 B:
4% 2/1/23	3,470,000	3,628,857
4% 2/1/24	3,625,000	3,752,673
4% 2/1/25	2,915,000	2,991,606
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,294,017
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	$ 1,970,000	$ 2,160,243
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,264,417
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,374,074
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,381,678
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	1,000,000	1,090,800
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5% 5/1/16	1,000,000	1,093,730
Series 2007:
5.25% 5/1/24	1,500,000	1,537,005
5.25% 5/1/25	2,000,000	2,042,340
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,554,650
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,147,960
Series 2010 A, 5.25% 8/15/25	1,000,000	1,062,000
(Children's Hospitals and Clinics Proj.) Series 2004 A1:
4.625% 8/15/29 (FSA Insured)	1,000,000	983,140
5% 8/15/34 (FSA Insured)	500,000	503,525
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	809,640
6% 12/1/19	2,815,000	2,925,995
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (b)	2,840,000	2,860,136
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,213,620
5% 1/1/35 (AMBAC Insured)	8,500,000	8,588,315
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,125,217
Series 2007 A, 5% 1/1/21	5,000,000	5,434,850
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,201,960
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2008 A:
5% 1/1/13 (b)	$ 655,000	$ 698,315
5% 1/1/14 (b)	3,000,000	3,230,160
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,060,758
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,274,875
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,978,752
4% 12/1/21	2,650,000	2,803,276
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,062,810
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,910,550
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,174,680
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,078,109
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,532,909
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,775,425
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,770,855
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,675,025
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,763,716
Series 2009 A, 5% 12/1/23	15,540,000	17,714,191
Series 2009 E, 5% 8/1/13	3,975,000	4,472,432
Series 2009 H, 5% 11/1/21	4,590,000	5,323,253
5% 11/1/15	10,000,000	11,417,800
5% 6/1/16	2,015,000	2,349,953
5% 8/1/16	3,500,000	3,774,015
5% 8/1/18	10,775,000	11,943,226
5% 6/1/21	8,585,000	9,610,736
5% 8/1/22	2,600,000	2,921,932
5% 11/1/24	9,155,000	9,868,175
5% 11/1/26	4,270,000	4,670,611
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.):
Series 5B, 5.95% 10/1/19	$ 600,000	$ 601,722
Series 7E, 5% 10/1/17	1,565,000	1,678,650
Series 7E, 5% 10/1/19	1,000,000	1,054,390
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,561,362
5% 3/1/22	2,535,000	2,782,492
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,120,380
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,053,360
(Univ. of St. Thomas Proj.) Series Six-X, 5.25% 4/1/39	1,500,000	1,546,185
(Univ. of St. Thomas) Series Seven-A, 5% 10/1/39	1,650,000	1,685,393
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,126,254
Series 2007, 5.25% 10/1/22	1,000,000	1,087,630
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,535,336
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev.:
Series 2004 B, 5.25% 3/1/15	2,000,000	2,329,920
Series 2005 B, 5% 3/1/21	2,000,000	2,362,360
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	591,440
5.6% 6/1/15	615,000	616,415
5.65% 6/1/16	625,000	626,363
5.7% 6/1/17	900,000	901,863
5.75% 6/1/18	975,000	976,940
5.75% 6/1/19	1,050,000	1,051,943
5.8% 6/1/20	1,000,000	1,001,750
5.875% 6/1/22	2,425,000	2,428,953
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,611,148
Series 2009 A:
4% 10/1/17	1,445,000	1,557,826
4% 10/1/18	1,490,000	1,603,598
4% 10/1/19	1,550,000	1,659,957
4% 10/1/20	1,580,000	1,655,824
Mounds View Independent School District #621:
Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,083,580
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Mounds View Independent School District #621: - continued
Series 2009 A:
4% 2/1/20	$ 860,000	$ 918,506
4% 2/1/21	1,000,000	1,057,220
North Saint Paul-Maplewood-Oakdale Independent School District 622:
Series 2006 B, 5% 2/1/17 (FSA Insured)	1,525,000	1,761,619
Series B, 5% 8/1/17 (FSA Insured)	1,575,000	1,809,077
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,073,410
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,359,400
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,386,760
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,000,180
5.5% 11/1/16	1,025,000	1,090,036
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (c)	1,735,000	1,741,073
Series A, 5.25% 2/1/14 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	2,100,000	2,235,219
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/11 (AMBAC Insured)	720,000	735,638
5% 1/1/13 (AMBAC Insured)	800,000	876,104
5% 1/1/15 (AMBAC Insured)	715,000	766,409
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,655,185
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,539,947
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,076,580
5% 2/1/17 (FSA Insured)	2,535,000	2,667,226
5% 2/1/18 (FSA Insured)	2,520,000	2,647,411
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,116,540
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,155,040
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,059,180
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series 2001 A, 5% 2/1/15 (FSA Insured)	$ 400,000	$ 407,352
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,047,650
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,834,565
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.) Series 2009 A1, 5.25% 11/15/29	3,000,000	3,071,070
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	265,118
5% 5/15/16	345,000	361,374
5.25% 5/15/17	325,000	340,343
5.25% 5/15/36	1,000,000	944,590
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,221,700
Series 2007 A, 5% 11/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,205,560
Saint Paul Independent School District #625:
Series 2001 C, 5% 2/1/21	1,000,000	1,040,110
Series 2002 A:
5% 2/1/17 (FSA Insured)	220,000	233,770
5% 2/1/18 (FSA Insured)	395,000	417,602
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,441,271
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,149,579
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,563,630
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,917,100
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	411,665
5% 8/1/15	480,000	469,282
Series 2007-1:
5% 8/1/13	430,000	429,742
5% 8/1/14	455,000	451,355
5% 8/1/16	500,000	480,995
Series 2003 11, 5.25% 12/1/20	3,000,000	3,237,900
Series 2003 12:
5.125% 12/1/27	5,000,000	5,227,300
5.25% 12/1/18	3,685,000	4,029,916
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	$ 2,520,000	$ 2,407,003
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	4,523,178
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	9,575,402
Series 2002 A:
5% 1/1/12 (AMBAC Insured)	2,660,000	2,811,274
5.25% 1/1/15 (AMBAC Insured)	1,025,000	1,160,198
5.25% 1/1/17	2,000,000	2,279,880
Series 2009 A:
5% 1/1/13	2,500,000	2,715,950
5% 1/1/14	960,000	1,064,381
5.25% 1/1/30	2,000,000	2,128,040
5.5% 1/1/24	500,000	558,475
Series A, 5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,094,668
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,085,000	2,240,875
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,374,749
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,539,776
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,244,960
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	2,000,000	2,307,580
Series 2008 C, 5.75% 7/1/30	3,355,000	3,406,432
Series 2009, 5.75% 7/1/39	9,000,000	8,937,090
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	1,000,000	1,157,730
5% 12/1/21	1,000,000	1,137,630
Series A:
5% 4/1/23	200,000	223,840
5.125% 4/1/34	1,000,000	1,069,260
5.25% 4/1/29	1,000,000	1,099,850
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	$ 6,625,000	$ 7,285,645
5% 8/1/29	4,000,000	4,237,880
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	433,616
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,620,700
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,125,288
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (c)	890,000	1,025,948
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,041,220
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,248,280
White Bear Lake Independent School District #624 Gen. Oblig. (Alternative Facilities Proj.) Series 2006 A, 4.25% 2/1/12	1,300,000	1,375,686
		472,567,103
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,210
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,055,290
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	600,000	642,300
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,300,000	1,243,782
Series 2009 A, 6% 8/1/42	1,000,000	1,061,680
Series 2010 A:
0% 8/1/31	6,745,000	1,741,829
0% 8/1/33	950,000	215,261
		7,089,352
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,008,020
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 1,300,000	$ 1,192,438
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/25	1,250,000	1,265,425
		3,465,883
TOTAL INVESTMENT PORTFOLIO - 94.9% (Cost $467,870,458)	484,613,608
NET OTHER ASSETS (LIABILITIES) - 5.1%	25,873,609
NET ASSETS - 100%	$ 510,487,217
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.3%
Health Care	14.7%
Electric Utilities	12.4%
Escrowed/Pre-Refunded	11.7%
Transportation	5.3%
Others* (Individually Less Than 5%)	16.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $467,870,458)		$ 484,613,608
Cash		19,433,550
Receivable for fund shares sold		358,493
Interest receivable		6,966,383
Other receivables		6,889
Total assets		511,378,923

Liabilities
Payable for fund shares redeemed	$ 157,486
Distributions payable	380,772
Accrued management fee	154,766
Transfer agent fee payable	129,602
Other affiliated payables	43,310
Other payables and accrued expenses	25,770
Total liabilities		891,706

Net Assets		$ 510,487,217
Net Assets consist of:
Paid in capital		$ 493,420,230
Undistributed net investment income		79,434
Accumulated undistributed net realized gain (loss) on investments		244,403
Net unrealized appreciation (depreciation) on investments		16,743,150
Net Assets, for 44,404,909 shares outstanding		$ 510,487,217
Net Asset Value, offering price and redemption price per share ($510,487,217 ÷ 44,404,909 shares)		$ 11.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)
Investment Income
Interest		$ 9,764,545

Expenses
Management fee	$ 903,031
Transfer agent fees	194,043
Accounting fees and expenses	63,808
Custodian fees and expenses	3,760
Independent trustees' compensation	866
Registration fees	40,398
Audit	22,428
Legal	6,639
Miscellaneous	3,417
Total expenses before reductions	1,238,390
Expense reductions	(7,600)	1,230,790
Net investment income		8,533,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		302,644
Change in net unrealized appreciation (depreciation) on investment securities		4,671,501
Net gain (loss)		4,974,145
Net increase (decrease) in net assets resulting from operations		$ 13,507,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,533,755	$ 15,505,455
Net realized gain (loss)	302,644	329,483
Change in net unrealized appreciation (depreciation)	4,671,501	23,053,671
Net increase (decrease) in net assets resulting from operations	13,507,900	38,888,609
Distributions to shareholders from net investment income	(8,534,501)	(15,498,015)
Distributions to shareholders from net realized gain	-	(290,017)
Total distributions	(8,534,501)	(15,788,032)
Share transactions Proceeds from sales of shares	56,815,369	120,594,081
Reinvestment of distributions	6,250,222	11,610,660
Cost of shares redeemed	(30,991,568)	(54,146,520)
Net increase (decrease) in net assets resulting from share transactions	32,074,023	78,058,221
Redemption fees	2,229	2,838
Total increase (decrease) in net assets	37,049,651	101,161,636

Net Assets
Beginning of period	473,437,566	372,275,930
End of period (including undistributed net investment income of $79,434 and undistributed net investment income of $80,180, respectively)	$ 510,487,217	$ 473,437,566
Other Information Shares
Sold	4,962,809	10,723,728
Issued in reinvestment of distributions	545,379	1,030,277
Redeemed	(2,709,606)	(4,808,474)
Net increase (decrease)	2,798,582	6,945,531

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 10.74	$ 11.22	$ 11.36	$ 11.42	$ 11.62
Income from Investment Operations
Net investment income D	.198	.403	.430	.444	.459	.460
Net realized and unrealized gain (loss)	.120	.648	(.460)	(.090)	.004	(.162)
Total from investment operations	.318	1.051	(.030)	.354	.463	.298
Distributions from net investment income	(.198)	(.404)	(.430)	(.444)	(.458)	(.460)
Distributions from net realized gain	-	(.007)	(.020)	(.050)	(.065)	(.038)
Total distributions	(.198)	(.411)	(.450)	(.494)	(.523)	(.498)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.50	$ 11.38	$ 10.74	$ 11.22	$ 11.36	$ 11.42
Total Return B, C	2.81%	9.89%	(.28)%	3.19%	4.15%	2.61%
Ratios to Average Net Assets E
Expenses before reductions	.51% A	.51%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.51% A	.51%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.51%	.47%	.44%	.47%	.48%
Net investment income	3.49% A	3.59%	3.91%	3.95%	4.04%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 510,487	$ 473,438	$ 372,276	$ 349,886	$ 335,955	$ 343,016
Portfolio turnover rate	13% A	7%	9%	11%	15%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,182,214
Gross unrealized depreciation	(1,436,583)
Net unrealized appreciation (depreciation)	$ 16,745,631

Tax cost	$ 467,867,977

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $52,462,811 and $31,067,974, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $956 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $3,462, $4,136 and $2, respectively.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MNF-USAN-0810
1.787786.107

Fidelity®
Municipal Income
Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Actual	.47%	$ 1,000.00	$ 1,035.50	$ 2.37
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.46	$ 2.36

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.4	14.1
New York	11.7	12.8
Texas	11.5	11.4
Illinois	11.5	10.9
Florida	7.8	7.5
Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.6	36.0
Health Care	16.6	14.8
Water & Sewer	10.3	11.0
Special Tax	9.7	9.9
Transportation	8.5	9.6
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	7.7	9.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	8.1	8.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 10.8%	AAA 8.3%
AA,A 76.2%	AA,A 70.3%
BBB 7.3%	BBB 17.2%
BB and Below 0.2%	BB and Below 0.6%
Not Rated 2.5%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 8,500	$ 8,917
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	4,924
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,283
		17,124
Alaska - 0.1%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,050
Series 2007 A3, 5% 6/1/12 (g)	5,000	5,250
		6,300
Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,981
5.25% 10/1/20 (FSA Insured)	8,000	8,936
5.25% 10/1/26 (FSA Insured)	2,570	2,722
5.25% 10/1/28 (FSA Insured)	8,345	8,742
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,080
Series 2007 B, 1.005% 1/1/37 (d)	3,000	1,920
Series 2008 D:
5.5% 1/1/38	12,000	12,288
6% 1/1/27	2,600	2,827
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	5,800	6,316
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,659
5.25% 9/1/22	1,000	1,041
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,286
7% 7/1/28	1,500	1,650
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,778
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,713
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,435
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	$ 8,500	$ 8,506
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	4,872
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	10,814
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,602
Series 2009 A, 5% 7/1/39	8,000	8,347
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,539
5.5% 12/1/29	7,900	7,881
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,093
5% 6/1/31 (AMBAC Insured)	2,025	2,076
		116,104
Arkansas - 0.0%
North Little Rock Elec. Rev. Series 1992 A, 6.5% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	865	865
California - 14.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,070
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,286
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,828
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,517
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (h)	8,200	9,039
Series 2010 L, 5% 5/1/21	5,000	5,605
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	8,036
Series A, 5% 7/1/18	5,700	6,418
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.): - continued
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,050	$ 1,455
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,113
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,484
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	213
5% 3/1/19	1,800	1,948
5% 8/1/19	16,310	17,487
5% 8/1/20	5,355	5,671
5% 10/1/22	2,300	2,422
5% 11/1/22	3,100	3,235
5% 12/1/22	6,800	7,099
5% 11/1/24	1,600	1,647
5% 3/1/26	5,100	5,152
5% 6/1/27 (AMBAC Insured)	4,100	4,153
5% 9/1/27	10,500	10,571
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,398
5% 9/1/31	22,500	21,982
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,501
5% 9/1/32	24,995	24,276
5% 8/1/33	9,725	9,371
5% 9/1/33	19,115	18,428
5% 9/1/35	9,800	9,367
5.125% 11/1/24	4,300	4,439
5.125% 2/1/26	2,500	2,556
5.25% 2/1/16	4,300	4,658
5.25% 2/1/19	5,620	6,005
5.25% 2/1/20	2,000	2,124
5.25% 2/1/24	4,000	4,141
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,751
5.25% 2/1/28	4,800	4,849
5.25% 11/1/28	4,485	4,527
5.25% 2/1/33	16,300	16,257
5.25% 12/1/33	160	160
5.25% 3/1/38	1,800	1,774
5.5% 8/1/27	14,700	15,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/28	$ 10	$ 10
5.5% 8/1/29	9,850	10,220
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	39,798
5.5% 3/1/40	5,900	5,979
5.75% 4/1/31	5,000	5,255
6% 3/1/33	13,100	14,020
6% 4/1/38	15,000	15,887
6% 11/1/39	35,020	37,172
6.5% 4/1/33	7,700	8,642
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	2,250	2,356
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,250
Series 2008 L, 5.125% 7/1/22	4,850	5,004
Series 2009 D, 5%, tender 7/1/14 (d)	5,900	6,433
Series 2009 E, 5.625% 7/1/25	10,000	10,500
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,096
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,100
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	13,502
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	117	78
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,030
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	13,335
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,341
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	7,685
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,574
5% 3/1/22	1,695	1,709
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	2,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	$ 3,495	$ 3,505
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,577
Series 2005 H:
5% 6/1/17	5,000	5,257
5% 6/1/18	10,300	10,708
Series 2005 J, 5% 1/1/17	6,000	6,311
Series 2009 G1, 5.75% 10/1/30	2,500	2,536
Series 2009 I:
6.125% 11/1/29	1,600	1,686
6.375% 11/1/34	4,600	4,876
Series 2010 A, 5.75% 3/1/30	4,900	4,936
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,817
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,446
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	700	740
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,075
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	29,094
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	9,202
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,604
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,137
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,438
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	4,592
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,834
5.75% 1/15/40	6,300	5,991
5.875% 1/15/27	2,500	2,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	$ 27,395	$ 24,516
5% 6/1/45	5,305	4,747
Series 2007 A1, 5% 6/1/33	3,005	2,293
5% 6/1/45 (FSA Insured)	525	504
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,138
5.5% 8/1/29	2,000	2,161
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	7,775
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,019
5% 9/1/19 (AMBAC Insured)	2,545	2,581
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,097
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,914
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	5,025
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,985	10,034
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	10,763
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	2,936
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	640	669
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,402
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,399
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	5,100	5,461
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,008
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	2,500	2,658
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,629
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	$ 2,795	$ 2,843
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,455	1,455
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,518
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,186
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,238
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	6,000	5,383
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	2,200	2,458
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,788
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,735
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,686
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	6,987
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,271
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,551
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,726
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,296
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	46,929
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,481
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,180
Series B, 0% 9/1/22 (FGIC Insured)	1,500	835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	$ 1,110	$ 1,152
5.5% 5/15/16 (AMBAC Insured)	1,170	1,213
5.5% 5/15/17 (AMBAC Insured)	1,235	1,274
5.5% 5/15/19 (AMBAC Insured)	1,375	1,406
5.5% 5/15/22 (AMBAC Insured)	370	375
5.5% 5/15/23 (AMBAC Insured)	380	385
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,997
5.5% 5/15/17 (AMBAC Insured)	2,545	2,657
Series 2008 L, 5% 5/15/40	1,885	1,940
Series 2009 O, 5.75% 5/15/30	12,000	13,524
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,324
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,477
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,235
5% 7/1/27	1,840	1,795
Series 2009 A, 5.75% 7/1/24	1,705	1,784
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,100
		869,757
Colorado - 1.7%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	3,975
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,669
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,726
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	15,700	9,821
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/22	$ 1,500	$ 1,519
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	2,600	2,044
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	2,945
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	33,123
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (h)	33,585	20,835
Denver City & County Arpt. Rev.:
Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,000	2,119
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,524
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,125
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (h)	1,500	1,786
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (h)	1,000	1,190
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,731
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	6,678
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,065
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,065
		103,085
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	5,000	5,792
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,537
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,674
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,829
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	$ 23,535	$ 25,078
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	3,655
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	3,415
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	7,242
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	830
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,056
5.25% 7/1/27	4,390	4,790
5.25% 7/1/28	3,000	3,257
		68,363
Florida - 7.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity) (h)	6,230	7,058
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,577
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,408
5% 7/1/25 (AMBAC Insured)	3,540	3,630
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,262
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,047
5% 1/1/25	1,000	1,043
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,422
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,200
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	3,906
5% 7/1/19 (FGIC Insured)	3,700	3,968
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	8,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,275	$ 2,316
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,499
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,302
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,765	2,771
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,280
5% 6/1/16 (FSA Insured)	7,500	7,850
De Soto County Cap. Impt. Rev.:
Series 2002, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,640	1,705
5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725	1,794
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,033
5.25% 1/1/36 (FGIC Insured)	1,310	1,317
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,142
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,382
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,655	3,934
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,026
Series 2001 F, 5% 6/1/32	5,040	5,153
Series 2003 J, 5% 6/1/31	2,500	2,577
Series 2006 A, 5% 6/1/32	1,100	1,131
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,077
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2004 A, 5% 6/1/31	1,240	1,281
Series A, 5.5% 6/1/38	2,000	2,169
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.): - continued
5% 10/1/17	$ 2,130	$ 2,292
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	6,382
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,684
5% 7/1/18	3,320	3,621
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	395	408
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,432
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,185
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,091
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	5,400	4,924
5.25% 6/1/19	2,375	2,455
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	5,100	5,178
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	22,445	23,503
Series 2005 A:
5% 11/15/15	1,000	1,126
5% 11/15/17	1,200	1,281
5% 11/15/22	1,000	1,036
Series 2005 B:
5% 11/15/15	875	985
5% 11/15/15 (Escrowed to Maturity) (h)	125	144
5% 11/15/16	1,040	1,138
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	173
5% 11/15/30	3,565	3,570
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	559
Series 2006 G:
5% 11/15/14	1,285	1,430
5% 11/15/14 (Escrowed to Maturity) (h)	45	51
5% 11/15/15	965	1,087
5% 11/15/15 (Escrowed to Maturity) (h)	35	40
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2006 G:
5% 11/15/16	$ 1,020	$ 1,133
5% 11/15/16 (Escrowed to Maturity) (h)	30	35
5.125% 11/15/17	2,750	2,985
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	110
5.125% 11/15/18	965	1,025
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	41
5.125% 11/15/19	1,930	2,039
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	81
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	11,000	11,805
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,015
5% 7/1/18	2,125	2,187
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	4,900	5,604
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	2,270	2,154
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,728
5.1% 10/1/13	3,005	3,196
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,870	6,023
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,250	12,570
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	1,260	1,337
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	19,414
Series 2009 B, 5% 10/1/18	7,500	8,015
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,044
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,145
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,319
Melbourne Arpt. Rev. 6.75% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	170	172
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,059
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,557
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,013
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,014
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,075
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	3,058
Series 2003 C, 5.125% 11/15/24	1,450	1,478
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	5,800	5,865
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,159
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,656
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B:
5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,600	10,879
5.5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,400	5,564
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,772
5% 8/1/18 (AMBAC Insured)	4,000	4,293
5% 8/1/20 (AMBAC Insured)	2,500	2,618
5% 8/1/21 (AMBAC Insured)	5,095	5,290
5% 8/1/22 (AMBAC Insured)	3,325	3,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,053
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,381
5.25% 12/1/37 (AMBAC Insured)	1,365	1,389
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	4,975
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,143
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,911
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,147
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,232
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,000	3,134
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,049
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,249
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,152
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,014
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,198
5% 10/1/35 (FSA Insured)	5,000	5,113
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,323
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,010
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,085
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,967
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn.: - continued
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,745	$ 1,841
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,393
Series 2010:
5% 10/1/25	4,140	4,168
5.25% 10/1/34	3,500	3,429
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,537
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,579
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,227
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,099
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,359
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,137
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150	2,238
5.375% 10/1/18 (AMBAC Insured)	2,465	2,549
5.375% 10/1/19 (AMBAC Insured)	2,650	2,732
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,870
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	2,999
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,952
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	3,001
5.25% 7/1/16 (AMBAC Insured)	2,830	3,110
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,035
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	$ 1,865	$ 2,026
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,034
		460,620
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,000	5,133
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,092
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	36,095	36,652
5% 11/1/43	57,750	57,924
Series 2009 A:
6% 11/1/25	9,785	10,712
6.25% 11/1/39	10,800	11,530
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,986
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	10,200	6,700
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	645
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,530
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,925
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,136
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	3,688
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	19,400	12,743
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	13,687
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	17,000	11,167
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,633
		198,883
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (Pre-Refunded to 7/1/10 @ 101) (h)	$ 2,640	$ 2,666
Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	9,250	9,889
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,795
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,083
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,140	1,248
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,571
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,471
		21,723
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,763
6.75% 11/1/37	4,300	4,733
		9,496
Illinois - 11.5%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,147
0% 1/1/22 (FGIC Insured)	1,950	1,167
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,574
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	15,681
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	17,678
(Neighborhoods Alive 21 Prog.):
Series 2003:
5% 1/1/33 (AMBAC Insured)	2,100	2,115
5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (h)	1,410	1,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100) (h)	$ 2,000	$ 2,262
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,196
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	796
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,467
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,694
5.25% 1/1/29 (FSA Insured)	435	451
Series A:
5% 1/1/42 (AMBAC Insured)	350	352
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,620	5,754
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,694
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,948
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,916
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,060	3,066
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,856
5.25% 1/1/19 (AMBAC Insured)	1,780	1,900
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,566
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,436
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	3,650	3,655
Chicago Park District Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	5,043
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,207
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,338
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	482
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	496
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	$ 6,670	$ 6,884
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (h)	1,135	1,173
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,545
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,618
5% 6/1/20 (AMBAC Insured)	7,000	7,339
5% 6/1/21	2,600	2,707
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	6,030
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	2,945
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,781
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,872
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,480
Series 2010 A, 5.25% 11/15/33	15,150	15,800
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,890
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	5,333
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	195
5.25% 1/1/22	380	395
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,434
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,337
5.5% 5/1/23	3,000	3,279
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,101
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,302
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	29,680	17,583
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev.: - continued
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	$ 5,365	$ 5,720
5.5% 9/1/19	4,405	4,676
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	215	219
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,939
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,116
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,781
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	7,000	6,863
Series 2010:
5.125% 2/15/25	4,000	3,897
5.25% 2/15/30	5,500	5,368
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,655
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	7,949
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,018
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	2,817
6% 2/1/28 (AMBAC Insured)	1,000	1,043
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,075
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	8,007
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,500	13,041
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,357
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	25,958
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	12,500	12,591
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,796
Series 2009 D, 6.625% 11/1/39	8,000	8,581
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	$ 5,385	$ 5,804
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	5,550	5,889
5% 8/15/24	6,000	6,301
5.25% 5/1/25 (c)	7,000	7,316
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,132
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	13,934
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,039
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,355
5.75% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (h)	1,200	1,226
Series 2002:
5.25% 12/1/17 (FSA Insured)	2,260	2,423
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (h)	3,700	4,054
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (h)	1,300	1,413
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (h)	1,000	1,079
Series 2006, 5.5% 1/1/31	3,000	3,175
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	6,878
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	2,977
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,394
6% 7/1/33	3,775	3,941
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,447
7% 4/1/14	1,445	1,603
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,706
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	4,600	4,617
Series 2010, 5% 6/15/17	13,000	14,412
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,295
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	$ 3,700	$ 2,742
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,501
0% 12/1/21	5,000	2,997
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity) (h)	630	584
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,201
0% 12/1/16 (Escrowed to Maturity) (h)	585	499
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,506
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	4,973
Lake County Forest Preservation District Series 2007 A, 0.71% 12/15/13 (d)	2,000	1,920
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,178
5.625% 3/1/21 (AMBAC Insured)	2,505	2,744
5.75% 3/1/19 (AMBAC Insured)	2,240	2,485
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	1,955
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,242
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	2,697
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,043
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	27,093
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	1,924
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	12,698
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,305	$ 2,170
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	1,927
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	833
5.25% 12/15/10 (AMBAC Insured)	12,950	12,986
6.65% 6/15/12 (FGIC Insured)	250	251
Series 1996 A, 0% 6/15/24	3,060	1,458
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	4,001
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,625	5,258
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,350
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,041
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,229
Series 2007, 5% 11/15/14	1,000	1,038
5% 11/15/18	1,000	1,002
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,600	11,806
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,397
5% 10/1/18	1,435	1,527
5% 10/1/20	1,290	1,351
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	12,786
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	5,297
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,105
Series 2009 A, 5.75% 4/1/38	7,805	8,544
Series 2010 A:
5% 4/1/25 (c)	5,125	5,362
5.25% 4/1/30 (c)	3,200	3,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	$ 5,000	$ 3,366
Series 2002:
0% 11/1/14 (FSA Insured)	4,300	3,866
0% 11/1/16 (FSA Insured)	6,500	5,266
0% 11/1/17 (FSA Insured)	3,200	2,429
		690,470
Indiana - 2.8%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,084
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,646
5.25% 7/15/25 (FSA Insured)	1,720	1,814
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	4,673
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,409
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,040
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,650
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	30,448
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,973
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635	1,655
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,419
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,562
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,098
Series 2009 A, 5.25% 11/1/39	5,300	5,397
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,288
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B: - continued
5% 2/15/15	$ 1,500	$ 1,596
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,852
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	2,215	2,473
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,269
Series A5, 5%, tender 8/1/13 (d)	5,000	5,515
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,521
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,361
0% 6/1/18 (AMBAC Insured)	1,700	1,290
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,634
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,801
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,898
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,366
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	10,281
Series 1995 C, 5.95% 12/1/29 (g)	2,000	2,033
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,275
5% 7/1/25	1,000	1,100
5% 7/1/26	1,325	1,448
5% 7/1/29	670	721
5% 7/1/35	3,000	3,160
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,500
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	$ 2,000	$ 1,859
5.75% 9/1/42	1,000	913
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,985
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,597
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,215
		168,064
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	6,800	7,194
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	8,450	8,888
		16,082
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	11,585
Series 2009 D, 5% 11/15/29	4,600	4,737
Leavenworth County Unified School District #453 general obligation Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,760
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,548
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,354
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,219
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,360
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,315
5% 11/15/17	2,500	2,724
		30,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.9%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	$ 1,355	$ 1,422
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	5,169
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,525
5% 8/15/17	3,650	4,060
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,179
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,061
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	7,400	7,781
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	16,347
		54,544
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,196
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,095
5.375% 6/1/32 (FGIC Insured)	1,900	1,968
5.5% 6/1/41 (FGIC Insured)	15,500	16,158
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	7,404
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,494
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,058
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,627
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,536
0% 9/1/11 (AMBAC Insured)	3,080	2,987
0% 9/1/13 (AMBAC Insured)	3,350	2,983
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
0% 9/1/14 (AMBAC Insured)	$ 3,165	$ 2,677
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	975
		50,158
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	3,144
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,530
6% 7/1/38	2,700	3,041
		15,715
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	5,710	4,642
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,375
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,090
5% 6/1/16 (CIFG North America Insured)	1,000	1,034
5% 6/1/19 (CIFG North America Insured)	1,500	1,514
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	1,991
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,709
5.75% 7/1/13 (Escrowed to Maturity) (h)	995	1,059
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,801
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,471
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,212
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,170
6% 1/1/43	1,500	1,523
		31,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 3.7%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	$ 3,800	$ 4,359
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.25% 7/1/30	580	580
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,004
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,109
Massachusetts Gen. Oblig.:
Series 2007 A, 0.801% 5/1/37 (d)	7,000	5,303
Series 2007 C:
5% 8/1/37	31,200	32,868
5.25% 8/1/22	7,700	8,791
5.25% 8/1/23	3,600	4,081
5.25% 8/1/24	9,000	10,129
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	2,200	2,264
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,299
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,200	3,210
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	970	991
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890	1,890
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,536
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,039
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	1,540	1,540
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,998
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,498
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	32,709
5% 8/15/26	10,000	10,691
5% 8/15/30	30,000	31,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2007 A:
4.5% 8/15/35	$ 14,450	$ 14,519
5% 8/15/22 (AMBAC Insured)	2,900	3,200
5% 8/15/37	10,400	10,751
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,950	5,968
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		221,719
Michigan - 1.9%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,402
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,047
Series 2006, 5% 7/1/36	20,700	19,999
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	11,754
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,589
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,832
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,136
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,606
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,807
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,335
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,549
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,300	3,610
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,659
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity) (h)	$ 4,750	$ 4,767
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,022
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (h)	305	324
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	4,000	4,387
Series A:
6% 12/1/27	1,970	2,002
6% 12/1/27 (Pre-Refunded to 12/1/10 @ 101) (h)	30	31
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	5,000	3,959
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,807
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	4,057
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,638
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,873
		115,253
Minnesota - 1.0%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,536
5% 5/1/20	1,000	1,036
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,044
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,042
Series 2007 A, 5% 1/1/22	5,000	5,399
Series A, 5% 1/1/12 (g)	2,000	2,105
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,411
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	$ 4,250	$ 4,015
5.25% 5/15/18	1,650	1,709
5.25% 5/15/23	2,000	2,019
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,870
5.25% 12/1/19	2,850	3,096
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,173
Series 2009, 5.75% 7/1/39	20,700	20,555
		61,223
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	1,300	1,304
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,665
		3,969
Missouri - 0.2%
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,109
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,290
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	6,100	5,984
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,645
		13,028
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	4,022
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
Series 2007 B, 0.861% 12/1/17 (d)	7,900	6,182
0.671% 12/1/10 (d)	1,215	1,187
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.): - continued
6% 8/15/28	$ 3,500	$ 3,759
6.125% 8/15/31	2,250	2,409
Lancaster County Hosp. Auth. #1 Health Facilities Rev. (Immanuel Med. Ctr., Inc. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,523
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	10,000	10,193
		27,578
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,459
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,129
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,629
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,642
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,797
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,475
0% 7/1/13 (FSA Insured)	4,590	4,348
0% 7/1/14 (FSA Insured)	3,000	2,734
		30,213
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,460
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	800	815
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,340
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	5,300	5,252
		19,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 5,100	$ 5,914
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,242
5.125% 3/1/30	5,000	5,196
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	3,014
5.25% 3/1/23	4,500	4,821
5.25% 3/1/25	9,900	10,454
5.25% 3/1/26	11,305	11,904
Series 2005 P, 5.125% 9/1/28	2,445	2,553
Series 2009 AA, 5.5% 12/15/29	4,000	4,359
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,155
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,723
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,364
5.25% 8/1/19 (FGIC Insured)	2,735	2,839
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,776
		75,314
New Mexico - 0.1%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,102
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,318
		8,420
New York - 11.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,090
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,588
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,742
5.75% 5/1/18 (FSA Insured)	3,460	3,702
5.75% 5/1/21	1,575	1,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
Series 2003:
5.75% 5/1/23	$ 1,750	$ 1,845
Series 2004:
5.75% 5/1/16	13,120	14,653
5.75% 5/1/18	14,720	16,209
5.75% 5/1/20 (FSA Insured)	8,000	8,698
5.75% 5/1/21 (FSA Insured)	3,845	4,169
5.75% 5/1/22 (FSA Insured)	1,000	1,080
5.75% 5/1/23 (FSA Insured)	3,000	3,237
5.75% 5/1/24 (FSA Insured)	3,000	3,230
5.75% 5/1/25 (FSA Insured)	3,400	3,648
5.75% 5/1/26	5,200	5,563
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	14,073
5% 2/15/47	13,100	12,714
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,226
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,705
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,928
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,143
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	426
Series 2002 B, 5.75% 8/1/14	2,000	2,184
Series 2003 A, 5.5% 8/1/20	8,000	8,705
Series 2003 J:
5.5% 6/1/19	3,740	4,076
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	1,455	1,651
Series 2008 A1, 5.25% 8/15/27	9,940	10,865
Series 2008 D1, 5.125% 12/1/22	5,000	5,492
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	5,000	5,701
Series 2009 I-1, 5.625% 4/1/29	3,600	4,036
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,764
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,807
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	$ 3,300	$ 3,399
Series 2002 G, 5.125% 6/15/32	2,000	2,037
Series 2003 A, 5.125% 6/15/34	13,800	14,215
Series 2003 E, 5% 6/15/34	11,120	11,422
Series 2005 D:
5% 6/15/37	2,800	2,905
5% 6/15/38	15,600	16,180
5% 6/15/39	3,540	3,662
Series 2006 C, 4.75% 6/15/33	4,500	4,574
Series 2007 DD:
4.75% 6/15/35	7,400	7,518
4.75% 6/15/36	2,900	2,944
Series 2009 A, 5.75% 6/15/40	1,500	1,688
Series 2009 EE, 5.25% 6/15/40	10,300	11,083
Series FF 2, 5.5% 6/15/40	17,800	19,904
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,374
5.5% 7/15/38	1,600	1,739
5.625% 7/15/38	2,825	3,105
Series 2009 S3:
5.25% 1/15/34	24,000	25,332
5.375% 1/15/34	2,750	2,927
Series 2009 S4:
5.5% 1/15/39	8,800	9,599
5.75% 1/15/39	4,100	4,561
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	10,319
6% 11/1/28 (b)	7,775	8,280
Series 2003 B, 5.25% 2/1/29 (b)	13,000	13,308
Series 2003 D, 5% 2/1/31	3,500	3,587
Series 2004 B:
5% 8/1/32	14,700	15,129
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (h)	15	17
5.25% 8/1/19	1,880	2,094
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,126
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (h)	120	136
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Series 2009 A, 5% 2/15/34	$ 5,500	$ 5,811
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	8,750	9,288
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,161
5% 7/1/16	1,000	1,058
Series 2007 A, 5% 7/1/14	1,895	1,992
Series 2007 B, 5.25% 7/1/24	2,300	2,368
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,797
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	8,053
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	877
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,197
Series 2010 A, 5% 7/1/26	4,000	4,092
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	25,854
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	720	721
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	11,800	12,329
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	27,452
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,336
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,993
5.25% 1/1/27	12,500	13,235
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,844
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	568
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	19,765	13,979
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,695	7,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 5,645	$ 6,043
5.25% 6/1/22 (AMBAC Insured)	9,850	10,512
5.5% 6/1/14	3,050	3,059
5.5% 6/1/15	16,735	16,793
5.5% 6/1/17	8,100	8,439
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,137
5.5% 6/1/19	4,050	4,424
Series 2003B 1C:
5.5% 6/1/14	8,910	8,936
5.5% 6/1/15	11,700	11,740
5.5% 6/1/16	4,070	4,247
5.5% 6/1/17	11,500	11,981
5.5% 6/1/18	20,000	21,366
5.5% 6/1/19	10,800	11,797
5.5% 6/1/20	2,700	2,940
5.5% 6/1/20 (FGIC Insured)	5,050	5,500
5.5% 6/1/22	10,065	10,885
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	480
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	3,050	3,194
		706,592
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,405
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,896
		14,301
North Carolina - 0.8%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,932
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,257
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,575	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	$ 1,620	$ 1,742
5.25% 6/1/18 (AMBAC Insured)	1,620	1,732
5.25% 6/1/19 (AMBAC Insured)	1,540	1,641
5.25% 6/1/22 (AMBAC Insured)	1,620	1,716
5.25% 6/1/23 (AMBAC Insured)	1,620	1,704
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,211
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	3,920
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	10,000	10,457
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,176
5% 2/1/20	1,500	1,609
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,320
5% 10/1/21	5,690	6,074
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,422
Series 2010 B, 5% 1/1/20	6,700	7,551
		51,139
North Dakota - 0.6%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	4,916
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,619
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,554
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,779
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	18,625	19,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	$ 2,765	$ 2,706
5.25% 7/1/15	1,300	1,348
		36,617
Ohio - 1.3%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	15,000	11,261
Series A-2:
5.875% 6/1/47	13,000	9,301
6.5% 6/1/47	20,235	15,913
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,179
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,552
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,086
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A, 6% 12/1/19	4,905	4,963
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,561
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	11,300	11,910
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,448
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	1,018
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,750	3,755
		77,947
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,060
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,226
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,396
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	2,990	3,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	$ 2,000	$ 2,077
5.5% 8/15/20	5,000	5,475
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) 5% 2/15/14	815	868
Series 2004 A, 7%, tender 12/1/10 (d)(g)	3,000	3,069
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,782
		26,137
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,682
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,370
5.25% 6/1/24 (FSA Insured)	2,605	3,081
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,524
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,018
Port Morrow Poll. Cont. Rev.:
(Pacific Northwest Proj.) Series A:
8% 7/15/10	605	606
8% 7/15/11	385	397
(Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,156
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,116
5.5% 6/15/21 (FSA Insured)	1,060	1,254
		22,204
Pennsylvania - 1.7%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,066
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,523
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,456
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,467
5.5% 3/1/25 (FSA Insured)	1,400	1,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	$ 3,000	$ 3,045
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,404
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,758
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,115
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,221
Series A:
6.1% 6/1/12 (AMBAC Insured)	2,060	2,195
6.125% 6/1/14 (AMBAC Insured)	5,230	5,757
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	1,805	2,110
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	8,820
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,147
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,964
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,417
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,177
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,717
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	8,346
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,586
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,707
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 2,836
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,746
		102,134
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,336
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,333
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,188
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,276
Series 2006 C, 5.25% 1/1/15 (g)	5,000	5,231
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,856
5.75%, tender 7/1/17 (d)	8,500	9,099
Series N:
5.5% 7/1/21	5,000	5,242
5.5% 7/1/22	3,250	3,388
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	20,300	2,715
Series 2009 A, 6% 8/1/42	7,600	8,069
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	337
		53,070
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,731
5% 5/15/13 (FSA Insured)	4,000	4,283
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,587
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,908
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.: - continued
(Univ. of Rhode Island Univ. Revs. Proj.):
Series A:
5.25% 9/15/16 (AMBAC Insured)	$ 1,815	$ 1,978
5.25% 9/15/18 (AMBAC Insured)	1,005	1,081
		14,568
South Carolina - 1.0%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,303
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,568
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,169
5% 11/1/19	1,000	1,060
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,668
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	995	1,142
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,271
5.375% 1/1/23 (FSA Insured)	1,025	1,084
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	1,535	1,524
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,063
5% 4/1/24	4,000	3,895
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	3,000	3,150
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,499
5.25% 1/1/39	2,800	3,008
Series 2004 A, 5% 1/1/39	7,600	7,795
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,774
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,204
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,115
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	$ 6,950	$ 7,503
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,147
		62,232
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009, 5.5% 11/1/40	2,500	2,553
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	770	813
		3,366
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,357
5% 12/15/12	4,500	4,672
5% 12/15/14	3,870	4,013
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,727
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,257
(Fort Sanders Alliance Proj.):
Series 1993, 5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310	3,550
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,176
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,462
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B:
5.75% 7/1/23 (g)	5,820	6,164
5.75% 7/1/24 (g)	2,400	2,523
Series A, 6.25% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,415	1,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,010	$ 3,202
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2010 D, 5% 11/15/29	12,000	12,370
		65,916
Texas - 11.5%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,079
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,815
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,255
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	1,828
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,299
5.75% 1/1/34	1,500	1,292
Austin Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	7,059
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,657
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,853
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,855
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,859
5.25% 2/15/42	5,000	5,282
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,505
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	230
Birdville Independent School District 0% 2/15/13	5,000	4,826
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,241
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,840
5% 8/1/20 (AMBAC Insured)	1,780	1,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District 5.5% 8/15/20	$ 210	$ 223
Comal Independent School District Series 2007, 5% 2/1/36	13,645	14,141
Coppell Independent School District 0% 8/15/20	2,000	1,386
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,764
5.25% 7/15/19 (FSA Insured)	4,000	4,531
Cypress-Fairbanks Independent School District Series A:
0% 2/15/13	6,425	6,202
0% 2/15/14	11,475	10,776
0% 2/15/16	9,700	8,420
Dallas Area Rapid Transit Sales Tax Rev.:
5% 12/1/36	21,325	22,055
5.25% 12/1/38	21,000	22,593
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,313
Series A, 5.25% 11/1/12 (g)	5,820	6,262
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,885
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,849
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,498
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,110
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,215
DeSoto Independent School District 0% 8/15/20	3,335	2,311
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,492
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,003
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,401
Grand Prairie Independent School District 0% 2/15/16	3,775	3,277
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,697
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,805
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,447
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.): - continued
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,055
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,645
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	2,500	2,499
Harlandale Independent School District:
Series 2000, 5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (h)	45	45
Series 2005, 5.7% 8/15/30 (Pre-Refunded to 8/15/10 @ 100) (h)	100	101
6% 8/15/16 (Pre-Refunded to 8/15/10 @ 100) (h)	35	35
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	2,300	2,355
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	10,115
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,291
Series 2008 B, 5.25% 8/15/47	19,500	20,362
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,620
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,269
Series 2004 A, 5.25% 10/1/24	2,300	2,555
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,635
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,054
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,432
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	5,900	6,277
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	4,774
0% 8/15/13	9,835	9,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District:
Series 2000:
0% 2/15/16	$ 3,000	$ 2,604
0% 2/15/17	3,480	2,881
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,175
Series 2009, 5% 2/15/34	4,300	4,499
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,365
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,623
Kermit Independent School District 5.25% 2/15/37	4,130	4,397
Killeen Independent School District 5.25% 2/15/17	2,105	2,207
Kingsville Independent School District 5.25% 2/15/37	3,650	3,886
Lewisville Independent School District 5% 8/15/16	305	315
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,121
Little Elm Independent School District 5.5% 8/15/21	60	62
Longview Independent School District:
5% 2/15/34	3,000	3,143
5% 2/15/37	4,000	4,178
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	6,640	6,945
Series 2010:
5.25% 5/15/18 (AMBAC Insured)	1,795	1,930
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	80	90
5% 5/15/31	1,565	1,569
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,509
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,083
5.25% 5/15/19 (AMBAC Insured)	1,000	1,066
5.25% 5/15/20	2,000	2,126
Mansfield Independent School District 5.5% 2/15/18	40	43
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,636
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	495	521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,275	$ 2,332
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,771
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,865
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,634
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,134
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,220
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/23	4,800	5,295
6% 1/1/24	2,000	2,193
Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,471
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	5,786
Series 2009 A, 6.25% 1/1/39	10,200	11,073
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,072
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,272
5.375% 8/15/37	15,255	16,327
5.75% 8/15/29	1,250	1,307
Robstown Independent School District 5.25% 2/15/29	3,165	3,316
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,373
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,703
5% 7/1/17 (FSA Insured) (g)	2,765	2,927
5% 7/1/17 (FSA Insured) (g)	2,385	2,510
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,764
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,360
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,892
San Antonio Elec. & Gas Sys. Rev. Series 2008:
5% 2/1/22	2,570	2,853
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Series 2008: - continued
5% 2/1/24	$ 2,590	$ 2,841
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	390
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	1,550	1,593
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	5,420	5,639
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,106
5.25% 2/15/22 (AMBAC Insured)	1,090	1,159
5.25% 2/15/30 (AMBAC Insured)	1,800	1,857
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	62
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18	1,250	1,278
Series 2008, 5.25% 2/1/38	2,000	2,125
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,495
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26	1,785	1,824
5.25% 9/1/27	2,375	2,425
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	7,400	7,561
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,918
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,439
Series 2008, 4.75% 4/1/37	24,595	24,879
5.75% 8/1/26	3,320	3,413
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	15,338
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	7,800	7,858
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	7,428
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990: - continued
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,910	$ 6,353
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	37,986
5.75% 8/15/38 (AMBAC Insured)	27,550	28,012
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	4,200	4,695
5% 4/1/23	2,320	2,553
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	5,900	5,918
Series B, 5.375% 7/15/16	5,000	5,014
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,474
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,127
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,225	6,826
Waller Independent School District 5.5% 2/15/37	4,920	5,326
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	12,480	13,050
Weatherford Independent School District 0% 2/15/33	6,985	2,374
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	3,000	3,130
5.75% 8/15/30	2,890	3,030
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	61
5.5% 2/15/20 (FSA Insured)	65	66
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,241
		692,603
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,235
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	1,915	2,255
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,865
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A: - continued
5.25% 4/1/17 (FSA Insured)	$ 4,335	$ 4,645
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,707
		29,707
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,141
6.125% 12/1/27 (AMBAC Insured)	8,600	8,660
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,202
		16,003
Virginia - 0.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (d)(g)	4,050	4,052
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,370	1,380
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,295
6% 2/15/13 (AMBAC Insured)	1,460	1,603
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	1,800	1,828
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,938
		15,096
Washington - 4.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,677
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,493
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (h)	$ 3,535	$ 3,868
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,462
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	21,916
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,678
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,760	1,828
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,055	2,104
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,788
5.25% 12/1/36 (FSA Insured)	9,180	9,553
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,932
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,360
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,711
Series 2008, 5.75% 1/1/43	22,700	24,637
Series 2009, 5.25% 1/1/42	2,600	2,748
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,836
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,445
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,500	1,623
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,269
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,361
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,185
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,165
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,163
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (h)	15,800	16,180
Series 2008 D, 5% 1/1/24	2,975	3,244
Series B, 5% 7/1/28	395	421
Series R 97A:
0% 7/1/17	7,045	5,690
0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,100	6,657
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,548
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,519
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,885	6,039
Series 2010 A:
5.25% 8/15/19	3,850	4,168
5.25% 8/15/20	2,000	2,140
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,455	5,727
Series 2006 D, 5.25% 10/1/33	2,000	2,082
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,797
5.7% 7/1/38	11,300	11,394
7% 7/1/39	3,000	3,219
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	61,736
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	3,872
		296,902
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 700	$ 730
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,660
		3,390
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	3,090	3,338
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,035	1,081
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,403
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,179
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,291
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,114
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	2,450	2,453
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,559
5.5% 8/15/16	1,105	1,151
		24,569
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	5,500	5,917
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	4,365	4,495
		10,412
TOTAL MUNICIPAL BONDS (Cost $5,717,985)		5,840,849
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $6,500)	6,500	6,711
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.27% (e)(f) (Cost $100)	100,000	$ 100
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $5,724,585)		5,847,660
NET OTHER ASSETS (LIABILITIES) - 2.9%		172,574
NET ASSETS - 100%		$ 6,020,234
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,210,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,017
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ - *
* Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,847,560	$ -	$ 5,847,560	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,847,660	$ 100	$ 5,847,560	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.6%
Health Care	16.6%
Water & Sewer	10.3%
Special Tax	9.7%
Transportation	8.5%
Electric Utilities	7.2%
Others * (Individually Less Than 5%)	12.1%
100.0%
* Includes net other assets
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $8,010,000 all of which will expire on December 31, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,724,485)	$ 5,847,560
Fidelity Central Funds (cost $100)	100
Total Investments (cost $5,724,585)		$ 5,847,660
Cash		120,112
Receivable for investments sold		5,479
Receivable for fund shares sold		3,002
Interest receivable		77,611
Other receivables		40
Total assets		6,053,904

Liabilities
Payable for investments purchased Regular delivery	$ 2,527
Delayed delivery	15,984
Payable for fund shares redeemed	3,994
Distributions payable	7,486
Accrued management fee	1,832
Other affiliated payables	1,772
Other payables and accrued expenses	75
Total liabilities		33,670

Net Assets		$ 6,020,234
Net Assets consist of:
Paid in capital		$ 5,903,161
Undistributed net investment income		2,355
Accumulated undistributed net realized gain (loss) on investments		(8,357)
Net unrealized appreciation (depreciation) on investments		123,075
Net Assets, for 476,463 shares outstanding		$ 6,020,234
Net Asset Value, offering price and redemption price per share ($6,020,234 ÷ 476,463 shares)		$ 12.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 133,852

Expenses
Management fee	$ 10,697
Transfer agent fees	2,289
Accounting fees and expenses	347
Custodian fees and expenses	42
Independent trustees' compensation	11
Registration fees	100
Audit	34
Legal	8
Miscellaneous	40
Total expenses before reductions	13,568
Expense reductions	(38)	13,530
Net investment income		120,322
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,594
Change in net unrealized appreciation (depreciation) on investment securities		80,680
Net gain (loss)		82,274
Net increase (decrease) in net assets resulting from operations		$ 202,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 120,322	$ 220,045
Net realized gain (loss)	1,594	3,288
Change in net unrealized appreciation (depreciation)	80,680	397,561
Net increase (decrease) in net assets resulting from operations	202,596	620,894
Distributions to shareholders from net investment income	(120,189)	(219,779)
Distributions to shareholders from net realized gain	-	(181)
Total distributions	(120,189)	(219,960)
Share transactions Proceeds from sales of shares	692,067	1,554,587
Reinvestment of distributions	75,279	142,765
Cost of shares redeemed	(470,307)	(1,002,201)
Net increase (decrease) in net assets resulting from share transactions	297,039	695,151
Redemption fees	28	141
Total increase (decrease) in net assets	379,474	1,096,226

Net Assets
Beginning of period	5,640,760	4,544,534
End of period (including undistributed net investment income of $2,355 and undistributed net investment income of $2,222, respectively)	$ 6,020,234	$ 5,640,760
Other Information Shares
Sold	55,078	127,750
Issued in reinvestment of distributions	5,984	11,712
Redeemed	(37,435)	(82,148)
Net increase (decrease)	23,627	57,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.49	$ 12.58	$ 12.77	$ 12.82	$ 13.09
Income from Investment Operations
Net investment income D	.259	.517	.515	.514	.529	.549
Net realized and unrealized gain (loss)	.180	.970	(1.081)	(.125)	.068	(.080)
Total from investment operations	.439	1.487	(.566)	.389	.597	.469
Distributions from net investment income	(.259)	(.517)	(.513)	(.514)	(.527)	(.547)
Distributions from net realized gain	-	- I	(.011)	(.065)	(.120)	(.192)
Total distributions	(.259)	(.517)	(.524)	(.579)	(.647)	(.739)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.64	$ 12.46	$ 11.49	$ 12.58	$ 12.77	$ 12.82
Total Return B, C	3.55%	13.14%	(4.61)%	3.13%	4.78%	3.66%
Ratios to Average Net Assets E, G
Expenses before reductions	.47% A	.48%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47% A	.48%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.47% A	.48%	.46%	.44%	.45%	.45%
Net investment income	4.15% A	4.25%	4.23%	4.08%	4.15%	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 6,020	$ 5,641	$ 4,545	$ 5,141	$ 4,686	$ 4,676
Portfolio turnover rate F	10% A	10%	15%	22% H	25%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 192,514
Gross unrealized depreciation	(67,723)
Net unrealized appreciation (depreciation)	$ 124,791
Tax cost	$ 5,722,869

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $468,940 and $274,028, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $34 and $4, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®)
1-800-544-5555

Automated line for quickest service

HIY-USAN-0810
1.787785.107

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,026.30	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.37%
Actual		$ 1,000.00	$ 1,000.00	$ 1.83**
HypotheticalA		$ 1,000.00	$ 1,022.96	$ 1.86**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .53% and the expenses paid in the actual and hypothetical examples above would have been $2.63 and $2.66, respectively.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.2	38.0
Health Care	15.2	14.5
Education	14.0	13.9
Water & Sewer	12.4	10.6
Special Tax	4.4	4.3
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	6.8	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	7.5	7.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 10.8%	AAA 7.3%
AA,A 74.6%	AA,A 76.5%
BBB 6.5%	BBB 8.1%
BB and Below 0.0%	BB and Below 0.0%
Not Rated 4.7%	Not Rated 4.1%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,590,688
Ohio - 93.0%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,005,420
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,585,350
5% 1/1/15	1,275,000	1,345,087
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,331,763
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,640,525
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,648,957
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,146,400
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,433,404
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,100,428
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,262,800
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,084,876
5% 12/1/37	1,095,000	1,142,249
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,384,190
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,087,620
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	9,800,000	7,706,720
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,907,724
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,347,686
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,715,746
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,143,093
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,030,000	$ 1,106,704
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,100,525
Cincinnati City School District:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100) (c)	1,500,000	1,664,235
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,481,050
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,048,740
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	507,315
5% 12/1/20	1,240,000	1,406,544
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	6,853,015
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,720,815
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,272,216
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,323,277
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,395,917
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,167,034
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,424,561
5.25% 12/1/19 (FSA Insured)	1,045,000	1,128,161
5.25% 12/1/23 (FSA Insured)	1,000,000	1,061,040
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,879,302
Cleveland Pub. Pwr. Sys. Rev. Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,336,155
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,611,811
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	5,056,250
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680,000	1,753,802
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,141
Series 2007 O, 5% 1/1/37	3,200,000	3,298,208
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District:
(School Facilities Construction and Impt. Proj.):
Series 2009 B:
5% 12/1/28	$ 3,105,000	$ 3,341,197
5% 12/1/29	1,000,000	1,072,830
5% 12/1/18 (FSA Insured)	5,000,000	5,637,450
Series 2009 B, 5% 12/1/26	1,805,000	1,961,457
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,221,442
5% 8/1/27	1,200,000	1,269,156
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,357,808
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,357,623
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,179,033
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,034,999
Dublin City School District 5% 12/1/21	1,200,000	1,356,120
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,391,880
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,137,940
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,411,672
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,421,601
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,116,261
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,284,880
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,174,700
Series A:
5% 11/1/15	260,000	289,437
5% 11/1/16	265,000	295,615
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	1,845,000	1,948,966
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,008,250
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	$ 3,000,000	$ 3,098,850
Hamilton City School District 5% 12/1/34	2,000,000	2,081,560
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,105,331
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,157,291
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,295,755
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,206,603
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,169,810
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,971,818
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,705,926
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,827,494
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	963,446
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,170,760
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,303,688
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,110
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,150
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,546,470
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,365,752
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,496,740
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,383,064
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,288,200
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs. Series 2009 B: - continued
5% 5/1/29 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,052,370
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,167,550
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,486,690
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,127,336
5% 8/15/15	1,160,000	1,196,296
5% 8/15/16	1,260,000	1,289,207
5% 8/15/17	1,000,000	1,023,360
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,292,835
0% 12/1/16 (FSA Insured)	1,200,000	986,088
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/11	2,075,000	2,113,180
5.5% 2/15/12	150,000	156,684
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,834,693
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,985,000	3,153,115
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,213,712
5% 11/15/38	1,115,000	1,136,297
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,300,610
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,025,100
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,215,072
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (c)	9,000,000	5,105,160
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,166,840
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	115,804
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	85,293
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	75,000	74,710
Miamisburg City School District:
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,530,537
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Miamisburg City School District: - continued
5% 12/1/33	$ 1,340,000	$ 1,409,372
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,224,150
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,276,526
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (a)	1,950,000	2,037,204
Series 2008 D, 6.25% 10/1/33	2,500,000	2,763,700
Series A, 6% 12/1/19	1,470,000	1,487,287
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,960,550
Series D, 5.25%, tender 11/12/13 (a)	2,000,000	2,215,720
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,105,280
Series A, 6.25% 11/15/39	2,250,000	2,360,543
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,282,390
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,320,722
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	568,705
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,206,480
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/24	1,790,000	1,935,599
(Juvenile Correctional Bldg. Fund Proj.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,485,000	2,769,756
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,240,786
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	548,925
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,577,599
Series 2005 B, 5% 5/1/16	1,000,000	1,151,540
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,965,755
Series D, 5% 3/1/24	3,415,000	3,605,864
Series 2006 D, 5% 9/15/20	5,000,000	5,513,950
Series 2008 A:
5.375% 9/1/23	1,165,000	1,309,658
5.375% 9/1/28	7,210,000	7,932,435
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series A, 5.5% 9/15/16 (Pre-Refunded to 3/15/12 @ 100) (c)	$ 6,060,000	$ 6,575,100
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,829,576
Series 1994:
6.125% 10/1/15	2,000,000	2,352,580
6.25% 10/1/16	2,500,000	2,980,800
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,691,195
5.5% 1/1/43	2,000,000	2,080,780
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,098,000
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,814,378
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,004,320
Series 2010 A, 5.25% 1/15/23	2,500,000	2,616,300
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,327,303
Series 2009, 5.5% 12/1/36	5,000,000	5,246,500
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,378,140
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,301,775
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,022,950
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,148,250
Series 2003 B, 5.25% 6/1/16 (Pre-Refunded to 6/1/13 @ 100) (c)	4,085,000	4,600,486
Series 2008 A, 5% 12/1/26	2,225,000	2,412,123
Series B, 5.25% 6/1/16	915,000	1,012,649
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,485,880
Series 2001 A, 5.5% 2/15/26	1,600,000	1,619,712
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,108,225
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,237,981
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,699,442
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	$ 1,000,000	$ 1,111,550
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,095,016
5.25% 12/1/18	2,610,000	3,111,616
(Fresh Wtr. Impt. Proj.):
Series 2009 B, 5% 12/1/24	1,025,000	1,186,397
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,848,226
5.5% 6/1/17	4,710,000	5,626,990
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,248,038
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,530,000	1,709,347
5% 12/1/17	3,765,000	4,146,733
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,415,338
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,441,465
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,359,761
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,339,591
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,171,720
5% 6/1/30	1,000,000	1,080,130
Series 2010, 5% 12/1/22	3,000,000	3,411,900
Series 2005 B, 0% 12/1/14	1,500,000	1,353,375
5% 6/1/18	2,000,000	2,195,720
5.25% 12/1/19	1,975,000	2,368,914
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,213,048
5% 12/1/36	2,700,000	2,819,880
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,043,530
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,881,290
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Penta Career Ctr. Ctfs. of Prtn.: - continued
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,940,000	$ 2,057,816
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,021,700
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,013,663
0% 12/1/17	1,250,000	966,150
5% 12/1/32	1,500,000	1,582,005
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	507,595
6.375% 11/15/30	330,000	334,406
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,165,080
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,278,149
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,623,972
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,004,230
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,526,128
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,190,606
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	490,548
5% 12/1/35 (FSA Insured)	2,500,000	2,532,450
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,833,922
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,792,211
5.25% 12/1/21	1,740,000	1,890,371
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,391,241
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,163,680
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,062,770
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,165,511
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Toledo Wtrwks. Rev.: - continued
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500,000	$ 3,594,045
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,141,630
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,427,873
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,064,918
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,339,196
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,013,900
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,541,858
5% 6/1/19 (AMBAC Insured)	1,520,000	1,609,847
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,092,640
5% 6/1/23 (FSA Insured)	2,000,000	2,161,020
5% 6/1/24 (FSA Insured)	2,000,000	2,145,500
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,277,068
Warren County Gen. Oblig.:
6.1% 12/1/12	245,000	262,397
6.65% 12/1/11	115,000	120,785
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,047,927
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,471,951
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,534,032
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,602,734
		514,730,571
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,210
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,039,922
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	$ 1,300,000	$ 1,445,431
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	1,044,250
Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,070,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,243,782
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	115,544
0% 8/1/47 (AMBAC Insured)	1,000,000	89,430
Series 2009 A, 6% 8/1/42	1,000,000	1,061,680
Series 2010 C, 6% 8/1/39	1,800,000	1,917,504
		11,157,253
Virgin Islands - 1.2%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,049,760
Series 2009 A, 6.75% 10/1/37	1,000,000	1,090,980
Series 2009 B, 5% 10/1/25	1,000,000	1,008,020
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,600,000	1,467,616
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	2,067,840
		6,684,216
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $517,688,372)	534,162,728
NET OTHER ASSETS (LIABILITIES) - 3.5%	19,145,458
NET ASSETS - 100%	$ 553,308,186
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	37.2%
Health Care	15.2%
Education	14.0%
Water & Sewer	12.4%
Others* (Individually Less Than 5%)	21.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $517,688,372)		$ 534,162,728
Cash		20,971,072
Receivable for fund shares sold		156,628
Interest receivable		4,435,357
Other receivables		6,850
Total assets		559,732,635

Liabilities
Payable for investments purchased	$ 5,344,689
Payable for fund shares redeemed	105,267
Distributions payable	590,643
Accrued management fee	168,656
Other affiliated payables	189,638
Other payables and accrued expenses	25,556
Total liabilities		6,424,449

Net Assets		$ 553,308,186
Net Assets consist of:
Paid in capital		$ 536,888,613
Undistributed net investment income		12,183
Accumulated undistributed net realized gain (loss) on investments		(66,966)
Net unrealized appreciation (depreciation) on investments		16,474,356
Net Assets, for 47,373,870 shares outstanding		$ 553,308,186
Net Asset Value, offering price and redemption price per share ($553,308,186 ÷ 47,373,870 shares)		$ 11.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 11,647,742

Expenses
Management fee	$ 990,089
Transfer agent fees	214,912
Accounting fees and expenses	67,936
Custodian fees and expenses	3,716
Independent trustees' compensation	960
Registration fees	16,897
Audit	22,470
Legal	767
Miscellaneous	3,667
Total expenses before reductions	1,321,414
Expense reductions	(7,521)	1,313,893
Net investment income		10,333,849
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		69,496
Change in net unrealized appreciation (depreciation) on investment securities		3,711,572
Net gain (loss)		3,781,068
Net increase (decrease) in net assets resulting from operations		$ 14,114,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,333,849	$ 19,066,165
Net realized gain (loss)	69,496	537,075
Change in net unrealized appreciation (depreciation)	3,711,572	29,120,688
Net increase (decrease) in net assets resulting from operations	14,114,917	48,723,928
Distributions to shareholders from net investment income	(10,334,081)	(19,059,945)
Distributions to shareholders from net realized gain	-	(315,347)
Total distributions	(10,334,081)	(19,375,292)
Share transactions Proceeds from sales of shares	57,211,741	113,681,441
Reinvestment of distributions	6,802,399	13,242,068
Cost of shares redeemed	(37,985,773)	(62,614,002)
Net increase (decrease) in net assets resulting from share transactions	26,028,367	64,309,507
Redemption fees	233	9,552
Total increase (decrease) in net assets	29,809,436	93,667,695

Net Assets
Beginning of period	523,498,750	429,831,055
End of period (including undistributed net investment income of $12,183 and undistributed net investment income of $12,415, respectively)	$ 553,308,186	$ 523,498,750
Other Information Shares
Sold	4,913,296	9,963,353
Issued in reinvestment of distributions	583,745	1,159,348
Redeemed	(3,263,520)	(5,508,894)
Net increase (decrease)	2,233,521	5,613,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 10.87	$ 11.51	$ 11.60	$ 11.66	$ 11.98
Income from Investment Operations
Net investment incomeD	.222	.455	.449	.444	.459	.476
Net realized and unrealized gain (loss)	.081	.737	(.632)	(.040)	.050	(.135)
Total from investment operations	.303	1.192	(.183)	.404	.509	.341
Distributions from net investment income	(.223)	(.455)	(.449)	(.444)	(.459)	(.476)
Distributions from net realized gain	-	(.007)	(.008)	(.050)	(.110)	(.185)
Total distributions	(.223)	(.462)	(.457)	(.494)	(.569)	(.661)
Redemption fees added to paid in capitalD,F	-	-	-	-	-	-
Net asset value, end of period	$ 11.68	$ 11.60	$ 10.87	$ 11.51	$ 11.60	$ 11.66
Total ReturnB,C	2.63%	11.11%	(1.62)%	3.59%	4.47%	2.90%
Ratios to Average Net AssetsE
Expenses before reductions	.49%A	.50%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%A	.50%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%A	.50%	.47%	.45%	.45%	.47%
Net investment income	3.85%A	3.99%	4.01%	3.88%	3.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 553,308	$ 523,499	$ 429,831	$ 424,400	$ 421,878	$ 424,849
Portfolio turnover rate	6%A	10%	11%	22%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/10	% of fund's investments 12/31/09	% of fund's investments 6/30/09
0 - 30	80.6	81.7	77.0
31 - 90	5.8	3.8	6.2
91 - 180	8.1	7.6	10.0
181 - 397	5.5	6.9	6.8
Weighted Average Maturity
	6/30/10	12/31/09	6/30/09
Fidelity Ohio Municipal Money Market Fund	39 Days	36 Days	44 Days
Ohio Tax-Free Money Market Average*	35 Days	40 Days	42 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	6/30/10	12/31/09	6/30/09
Fidelity Ohio Municipal Money Market Fund	39 Days	N/A**	N/A**
Ohio Tax-Free Money Market Average*	N/A**	N/A**	N/A**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Variable Rate Demand Notes (VRDNs) 72.7%	Variable Rate Demand Notes (VRDNs) 70.0%
Commercial Paper (including CP Mode) 7.4%	Commercial Paper (including CP Mode) 5.3%
Tender Bonds 0.6%	Tender Bonds 0.6%
Municipal Notes 13.5%	Municipal Notes 9.8%
Fidelity Municipal Cash Central Fund 4.1%	Fidelity Municipal Cash Central Fund 9.6%
Other Investments 2.9%	Other Investments 4.7%
Net Other Assets*** (1.2)%	Net Other Assets† 0.0%

*** Net Other Assets are not included in the pie chart.

† Represents less than 0.1%

** Information not available

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.2%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,100,000	$ 1,100,000
Kentucky - 0.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.35%, LOC Commerzbank AG, VRDN (a)(d)	2,100,000	2,100,000
Series 2008 A, 0.35%, LOC Commerzbank AG, VRDN (a)(d)	2,600,000	2,600,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.3%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
		8,200,000
Minnesota - 0.9%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.31% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)(d)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.31%, LOC Bank of America NA, VRDN (a)(d)	4,000,000	4,000,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	6,600,000	6,600,000
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	1,100,000	1,100,000
		7,700,000
North Carolina - 1.0%
North Carolina Gen. Oblig. Series 2002 E, 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,015,000	1,015,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.35%, LOC Bank of America NA, VRDN (a)(d)	1,600,000	1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.47%, LOC Wells Fargo Bank NA, VRDN (a)(d)	7,000,000	7,000,000
		9,615,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 92.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 D, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,700,000	$ 3,700,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.35%, tender 8/15/10 (a)	5,416,000	5,416,000
Avon Gen. Oblig. BAN 1.5% 5/11/11	2,835,000	2,857,291
Avon Lake City School District BAN Series 2010, 1.25% 8/11/10	6,000,000	6,005,669
Beachwood Gen. Oblig. BAN Series 2009, 1.5% 12/2/10	3,000,000	3,011,442
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,135,000	9,135,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	780,000	780,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,125,000	6,125,000
Series 2009 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	11,240,000	11,240,000
Series 2009 D, 0.37%, LOC KBC Bank NV, VRDN (a)	9,425,000	9,425,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.26%, LOC Bank of America NA, VRDN (a)	6,350,000	6,350,000
Columbus City School District Participating VRDN Series 1488, 0.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,515,000	8,515,000
Columbus Muni. Arpt. Auth. Rev. Series A:
0.3% 8/13/10, LOC Calyon New York Branch, CP	5,500,000	5,500,000
0.35% 8/13/10, LOC Calyon New York Branch, CP	8,000,000	8,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,900,000	2,900,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,835,000	11,835,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 0.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	540,000	540,000
(Pubco Corp. Proj.) Series 2001, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,120,000	1,120,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	11,500,000	11,500,000
Delaware Gen. Oblig. BAN 1.5% 12/21/10	3,500,000	3,516,668
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.):
Series 2004 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 10,970,000	$ 10,970,000
Series 2004 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,730,000	7,730,000
Greene County Gen. Oblig. BAN:
Series 2010 B, 1.25% 11/3/10	7,100,000	7,119,688
Series 2010 C, 1.5% 6/17/11	8,345,000	8,423,217
Hamilton County Econ. Dev. Rev. Participating VRDN Series Solar 06 158, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	700,000	700,000
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	6,090,000	6,090,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,585,000	8,585,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,005,000	7,005,000
Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,805,000	9,805,000
Series 2002 I, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,970,000	13,970,000
Series 2007 N, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,500,000	6,500,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.32%, LOC Bank of New York, New York, VRDN (a)	10,000,000	10,000,000
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	10,500,000	10,539,094
Independence Gen. Oblig. BAN Series 2010, 1.875% 4/26/11	3,500,000	3,513,098
Kent State Univ. Revs. Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (a)	8,715,000	8,715,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	11,600,000	11,600,000
Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.8%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 2,370,000	$ 2,370,000
Lancaster Port Auth. Gas Rev. 0.6% (Liquidity Facility Royal Bank of Canada), VRDN (a)	45,150,000	45,150,002
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	17,300,000	17,300,000
Lorain County Ohio Port Auth. Rev. (Nat'l. Bronze and Metals, Inc. Proj.) Series 2009, 0.46%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,050,000	2,050,000
Mahoning County Hsg. Rev. (Univ. Hsg. Corp. at Youngstown State Univ. Proj.) Series 2002, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000,000	2,000,000
Mariemont City School District BAN Series 2010, 1.5% 9/15/10	2,500,000	2,505,141
Mason City School District BAN Series 2010, 1.5% 2/3/11	3,450,000	3,471,431
Mason Gen. Oblig. BAN:
(Road Impt. Proj.) 1.5% 7/28/10	1,150,000	1,150,633
1.25% 3/10/11	2,600,000	2,614,292
3% 6/29/11	3,800,000	3,890,154
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	3,440,000	3,440,000
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	10,700,000	10,707,323
Montgomery County Rev.:
Bonds (Miami Valley Hosp. Proj.) Series 2008 A, 5% 11/15/10	2,705,000	2,747,376
Participating VRDN Series Putters 3622, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,195,000	4,195,000
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.21% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,700,000	9,700,000
Niles Gen. Oblig. BAN Series 2009, 1.75% 11/10/10	4,600,000	4,615,005
Northwestern Local School District BAN 2% 12/1/10	3,310,000	3,330,788
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.18%, LOC Cr. Agricole SA, VRDN (a)(d)	11,100,000	11,100,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,700,000	19,700,000
Series 2008 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)(d)	13,650,000	13,650,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(FirstEnergy Corp. Proj.) Series 2006 B, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	$ 8,550,000	$ 8,550,000
(Ohio Valley Elec. Corp. Proj.) Series 2009 C, 0.28%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,600,000	4,600,000
Ohio Bldg. Auth. Bonds (Administrative Bldg. Proj.) Series 2004 B, 5% 10/1/10	500,000	505,658
Ohio Gen. Oblig.:
Bonds (Higher Ed. Cap. Facilities Proj.) Series II 2002 A, 5% 12/1/10	2,050,000	2,089,926
Participating VRDN Series ROC II R208, 0.32% (Liquidity Facility Citibank NA) (a)(e)	7,755,000	7,755,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.):
Series 2008 B5:
0.28% tender 7/15/10, CP mode	12,700,000	12,700,000
0.36% tender 12/2/10, CP mode	10,200,000	10,200,000
0.37% tender 11/9/10, CP mode	10,300,000	10,300,000
Series 2008 B6, 0.35% tender 9/8/10, CP mode	23,900,000	23,900,000
(Antioch Univ. Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,500,000	6,500,000
(Cleveland Institute of Music Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,465,000	1,465,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.36%, LOC RBS Citizens NA, VRDN (a)	16,000,000	16,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,700,000	3,700,000
Series B, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	650,000	650,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,940,000	5,940,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	1,653,000	1,653,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series Merlots 01 A78, 0.3% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,250,000	2,250,000
Series Merlots 06 A2, 0.3% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,405,000	4,405,000
Series Putters 1334, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	7,755,000	7,755,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
(Mtg.-Backed Securities Prog.):
Series 2002 A2, 0.26% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	$ 1,030,000	$ 1,030,000
Series 2005 B1, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	6,000,000	6,000,000
Series 2005 F, 0.23% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,800,000	11,800,000
Series B, 0.24% (Liquidity Facility Citibank NA), VRDN (a)(d)	10,600,000	10,600,000
Series 2004 D, 0.23% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,860,000	10,860,000
Series F, 0.24% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 0.62%, LOC RBS Citizens NA, VRDN (a)(d)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	445,000	445,000
(Wingate at Belle Meadows Proj.) 0.33%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,100,000	10,100,000
Series 2006 I, 0.24% (Liquidity Facility Citibank NA), VRDN (a)(d)	4,000,000	4,000,000
Series 2006 J, 0.24% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	5,200,000	5,200,000
Series 2006 M, 0.23% (Liquidity Facility Citibank NA), VRDN (a)(d)	11,825,000	11,825,000
Series 2006 N, 0.23% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	31,095,000	31,095,000
Series 2007 J, 0.28% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	3,500,000	3,500,000
Series 2008 H, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 2008-1, 5% 6/15/11	2,340,000	2,441,270
Series 2010-1, 2% 6/15/11	9,900,000	10,047,961
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.28%, LOC Bank of America NA, VRDN (a)(d)	5,200,000	5,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 0.33%, LOC Barclays Bank PLC, VRDN (a)(d)	$ 18,380,000	$ 18,380,000
Series A, 0.29%, LOC Barclays Bank PLC, VRDN (a)(d)	24,050,000	24,050,000
Ohio Wtr. Dev. Auth. Rev.:
Bonds (Drinking Wtr. Fund Prog.) Series 2010 A, 1.5% 6/1/11	4,105,000	4,146,655
Participating VRDN Series DCL 08 046, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,980,000	7,980,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. BAN 5% 11/1/10	9,700,000	9,851,931
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,300,000	10,300,000
Perrysburg Gen. Oblig. BAN:
1.25% 11/4/10	1,200,000	1,201,022
1.25% 11/4/10	2,570,000	2,572,188
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	11,770,000	11,770,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.8%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,435,000	1,435,000
Solon Gen. Oblig. BAN Series 2009, 1.125% 11/18/10	1,175,000	1,176,677
Stow Gen. Oblig. BAN 2% 5/6/11	3,700,000	3,744,197
Sylvania Gen. Oblig. BAN 2% 7/15/10	3,250,000	3,251,546
Toledo Lucas County Port Auth. Rev. Series 2004 C, 0.55%, LOC Banco Santander SA, VRDN (a)	10,100,000	10,100,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts:
BAN:
Series 2009 B, 2% 7/21/10	16,000,000	16,006,926
Series 2009 D, 1.5% 12/16/10	5,250,000	5,273,544
Series 2008 B, 0.44%, LOC Bayerische Landesbank, VRDN (a)	1,700,000	1,700,000
Univ. of Toledo Gen. Receipts BAN Series 2010, 1.5% 6/1/11	8,000,000	8,056,785
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,345,000	4,345,000
Wadsworth City School District Bonds Series 2009, 2.25% 9/22/10	4,750,000	4,767,163
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,525,000	6,525,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.49%, LOC RBS Citizens NA, VRDN (a)	$ 2,200,000	$ 2,200,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,345,000	1,345,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,200,000	3,200,000
		880,270,761
South Carolina - 0.3%
Charleston Wtrwks. & Swr. Rev. Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	3,165,000	3,165,000
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.29%, LOC Fortis Banque SA, VRDN (a)(d)	900,000	900,000
	Shares
Other - 4.1%
Fidelity Municipal Cash Central Fund, 0.27% (b)(c)	38,726,000	38,726,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $962,676,761)		962,676,761
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,191,282)
NET ASSETS - 100%		$ 951,485,479
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 96,441
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $923,950,761)	$ 923,950,761
Fidelity Central Funds (cost $38,726,000)	38,726,000
Total Investments (cost $962,676,761)		$ 962,676,761
Cash		83,729
Receivable for fund shares sold		8,177,181
Interest receivable		1,628,918
Distributions receivable from Fidelity Central Funds		13,302
Other receivables		173
Total assets		972,580,064

Liabilities
Payable for fund shares redeemed	$ 20,378,330
Distributions payable	87
Accrued management fee	295,545
Other affiliated payables	398,287
Other payables and accrued expenses	22,336
Total liabilities		21,094,585

Net Assets		$ 951,485,479
Net Assets consist of:
Paid in capital		$ 951,398,373
Distributions in excess of net investment income		(326)
Accumulated undistributed net realized gain (loss) on investments		87,432
Net Assets, for 951,055,522 shares outstanding		$ 951,485,479
Net Asset Value, offering price and redemption price per share ($951,485,479 ÷ 951,055,522 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 1,811,567
Income from Fidelity Central Funds		96,441
Total income		1,908,008

Expenses
Management fee	$ 1,832,208
Transfer agent fees	690,752
Accounting fees and expenses	58,571
Custodian fees and expenses	8,214
Independent trustees' compensation	1,781
Registration fees	25,266
Audit	18,639
Legal	2,070
Miscellaneous	6,037
Total expenses before reductions	2,643,538
Expense reductions	(784,797)	1,858,741
Net investment income		49,267
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		54
Net increase in net assets resulting from operations		$ 49,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 49,267	$ 1,689,694
Net realized gain (loss)	54	92,975
Net increase in net assets resulting from operations	49,321	1,782,669
Distributions to shareholders from net investment income	(49,593)	(1,687,450)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,363,853,527	2,524,668,540
Reinvestment of distributions	49,150	1,668,028
Cost of shares redeemed	(1,441,969,264)	(2,721,115,399)
Net increase (decrease) in net assets and shares resulting from share transactions	(78,066,587)	(194,778,831)
Total increase (decrease) in net assets	(78,066,859)	(194,683,612)

Net Assets
Beginning of period	1,029,552,338	1,224,235,950
End of period (including distributions in excess of net investment income of $326 and undistributed net investment income of $0, respectively	$ 951,485,479	$ 1,029,552,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-F	-F	.018	.032	.030	.020
Distributions from net investment income	-F	-F	(.018)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	0.00%	.15%	1.77%	3.22%	3.01%	1.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%A	.57%	.54%	.52%	.54%	.54%
Expenses net of fee waivers, if any	.37%A	.55%	.54%	.52%	.54%	.54%
Expenses net of all reductions	.37%A	.55%	.48%	.41%	.40%	.43%
Net investment income	.01%A	.15%	1.75%	3.17%	2.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 951,485	$ 1,029,552	$ 1,224,236	$ 1,217,252	$ 956,450	$ 801,905

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 517,676,096	$ 19,296,481	$ (2,809,849)	$ 16,486,632
Fidelity Ohio Municipal Money Market Fund	962,676,761	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $43,182,390 and $14,351,182, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 1,052

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market Fund. The amount of the waiver is 784,633.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Semiannual Report

7. Expense Reductions - continued

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Ohio Municipal Income Fund	$ 3,716	$ 3,802	$ 3
Fidelity Ohio Municipal Money Market Fund	162	-	2

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
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111 South Westlake Blvd
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21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
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6326 Canoga Avenue
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2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

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Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
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Washington

10500 NE 8th Street
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1518 6th Avenue
Seattle, WA

304 Strander Blvd
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Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

OFF-USAN-0810
1.787787.107

Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Fidelity Pennsylvania Municipal Income Fund	.51%
Actual		$ 1,000.00	$ 1,026.00	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Fidelity Pennsylvania Municipal Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.05	$ 1.44**
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.45**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Pennsylvania Municipal Money Market would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.3	35.6
Transportation	12.9	13.9
Health Care	11.8	10.0
Education	10.8	10.3
Water & Sewer	7.5	7.9
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	6.0	5.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	7.0	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 0.1%	AAA 0.0%
AA,A 86.1%	AA,A 80.9%
BBB 9.7%	BBB 13.9%
Not Rated 2.4%	Not Rated 2.6%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,477,668
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,122,880
		4,600,548
Pennsylvania - 97.7%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,059,380
Allegheny County:
Series C-62, 5% 11/1/29	4,420,000	4,566,037
Series C55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,803,165
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,601,270
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000,000	2,030,420
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,084,180
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,147,330
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,729,121
5.25% 3/1/32	2,000,000	2,039,820
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,808,305
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,149,760
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	2,180,290
Series 2000, 5.5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	309,480
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,781,173
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,650,855
6% 3/1/31 (FSA Insured)	1,975,000	2,163,889
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	$ 3,000,000	$ 3,282,990
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	9,345,420
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	267,388
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,870,000	1,880,977
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	2,004,573
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,134,480
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,130,465
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,580,650
Centennial School District:
Series 2010 A, 5% 12/15/30 (a)	3,000,000	3,193,290
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,260,800
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,476,100
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,117,180
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,109,540
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,773,304
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,451,233
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,164,880
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,095,050
6% 11/15/30	3,620,000	3,691,748
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A, 5% 12/15/10	905,000	909,036
Delaware County Auth. Univ. Rev. 5.25% 12/1/31	2,450,000	2,614,689
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500,000	2,501,475
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,275,004
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	$ 1,000,000	$ 1,240,380
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,038,593
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (d)	2,750,000	3,662,918
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,256,659
7.75% 4/1/25 (FSA Insured)	875,000	1,049,563
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	1,750,000	1,771,175
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (d)	1,655,000	1,799,366
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,148,116
Hollidaysburg Area School District Series C, 5% 3/15/23 (FSA Insured)	1,015,000	1,096,900
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	762,373
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,124,502
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,570,075
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,622,850
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,363,073
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,422,244
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,117,040
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,101,430
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	925,542
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	564,770
5% 2/15/34	2,250,000	2,377,148
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,055,000	$ 1,116,095
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,325,776
5.25% 8/15/18	1,450,000	1,519,122
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2010 B, 5% 5/1/22	2,145,000	2,382,065
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,912,884
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,348,807
6.375% 11/1/41 (c)	1,300,000	1,317,966
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	3,100,000	3,276,917
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,118,680
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (b)(c)	1,500,000	1,527,705
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	5,000,000	5,541,650
First Series 2008, 5% 5/15/27	805,000	873,473
First Series, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	125,000	134,373
Second Series 2009:
5% 4/15/24	9,000,000	10,033,560
5% 4/15/25	500,000	553,035
5% 4/15/28	5,000,000	5,432,200
Series 2007 A, 5% 11/1/18	4,805,000	5,562,028
Series 2009, 5% 3/15/27	6,000,000	6,546,960
Series A, 5% 8/1/25	2,500,000	2,726,450
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,266,275
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,853,674
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,255,480
Series 2010 E, 5% 5/15/31	2,500,000	2,499,850
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	$ 1,035,000	$ 1,106,736
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (d)	45,000	49,820
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/17	6,000,000	6,880,380
Pennsylvania State Univ.:
Series 2009 A, 5% 3/1/24	1,000,000	1,111,890
Series A, 5% 8/15/29	3,945,000	4,228,172
5% 9/1/29	1,550,000	1,632,522
5% 9/1/35	4,485,000	4,662,113
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,138,060
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,109,100
5.625% 6/1/14	3,595,000	3,782,012
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,006,952
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,250,348
5% 12/1/25 (AMBAC Insured)	7,345,000	7,790,915
5% 12/1/26 (AMBAC Insured)	3,500,000	3,686,025
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,244,240
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,273,220
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,770,000	3,781,159
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,585,140
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,594,035
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,055,320
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,050,700
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,819,745
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,813,356
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,899,047
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,541,402
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Seventh Series, 5% 10/1/37 (AMBAC Insured)	$ 3,000,000	$ 2,813,340
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,515,467
Series 2008 A:
5.25% 12/15/22 (FSA Insured)	4,540,000	4,936,297
5.25% 12/15/32 (FSA Insured)	6,000,000	6,206,460
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,111,965
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (a)	4,000,000	4,130,280
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,710,595
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	991,960
Series 2003 B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,090,480
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,958,368
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	945,200
Philadelphia School District:
Series 2004 D, 5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	2,785,000	3,212,609
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,023,685
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,285,070
Series 2010 C, 5% 9/1/21	4,000,000	4,272,320
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	403,632
5% 7/1/35	4,130,000	4,208,346
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,134,340
Pittsburgh Gen. Oblig.:
Series 2006 B, 5.25% 9/1/15 (FSA Insured)	2,000,000	2,227,420
Series A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,020,000	5,229,384
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,662,906
Series B, 5.25% 9/1/16 (FSA Insured)	3,000,000	3,330,270
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (d)	$ 4,455,000	$ 4,957,569
6.5% 9/1/13 (FGIC Insured)	5,545,000	5,979,673
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,382,223
Souderton Area School District Series 2009:
5% 11/1/23	3,760,000	4,157,545
5% 11/1/24	2,065,000	2,266,957
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	975,190
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,785,625
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	831,910
5.375% 4/1/17 (FSA Insured)	830,000	870,844
5.375% 4/1/18 (FSA Insured)	875,000	915,618
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,108,700
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,910,362
5% 5/1/28 (FSA Insured)	1,000,000	1,071,380
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/32	3,000,000	3,181,200
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,163,400
Series 2009 A, 5% 9/15/16	1,150,000	1,331,792
Series 2007 B, 5.25% 9/15/28	2,500,000	2,772,725
Series 2009 B, 5.5% 9/15/24	5,250,000	6,034,980
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,963,054
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,060,920
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	3,841,523
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	2,490,000	2,497,744
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 3,234,400
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,528,050
0% 8/15/22	6,550,000	3,538,769
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,233,353
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,081,014
		445,673,812
Puerto Rico - 0.7%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,690
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	547,940
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	1,500,000	1,523,370
		3,125,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $440,759,848)	453,399,360
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,834,419
NET ASSETS - 100%	$ 456,233,779
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	41.3%
Transportation	12.9%
Health Care	11.8%
Education	10.8%
Water & Sewer	7.5%
Electric Utilities	6.3%
Escrowed/Pre-Refunded	5.7%
Others * (Individually Less Than 5%)	3.7%
100.0%
* Includes net other assets
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $98,320 all of which will expire on December 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $440,759,848)		$ 453,399,360
Cash		6,096,804
Receivable for fund shares sold		280,997
Interest receivable		5,282,914
Other receivables		2,382
Total assets		465,062,457

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,307,230
Payable for fund shares redeemed	643,704
Distributions payable	538,223
Accrued management fee	139,161
Other affiliated payables	175,211
Other payables and accrued expenses	25,149
Total liabilities		8,828,678

Net Assets		$ 456,233,779
Net Assets consist of:
Paid in capital		$ 442,592,045
Undistributed net investment income		33,797
Accumulated undistributed net realized gain (loss) on investments		968,425
Net unrealized appreciation (depreciation) on investments		12,639,512
Net Assets, for 42,044,264 shares outstanding		$ 456,233,779
Net Asset Value, offering price and redemption price per share ($456,233,779 ÷ 42,044,264 shares)		$ 10.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 9,641,822

Expenses
Management fee	$ 810,852
Transfer agent fees	204,457
Accounting fees and expenses	57,354
Custodian fees and expenses	3,268
Independent trustees' compensation	777
Registration fees	24,501
Audit	22,385
Legal	2,155
Miscellaneous	3,025
Total expenses before reductions	1,128,774
Expense reductions	(1,983)	1,126,791
Net investment income		8,515,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,268,363
Change in net unrealized appreciation (depreciation) on investment securities		1,655,097
Net gain (loss)		2,923,460
Net increase (decrease) in net assets resulting from operations		$ 11,438,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,515,031	$ 14,690,056
Net realized gain (loss)	1,268,363	425,356
Change in net unrealized appreciation (depreciation)	1,655,097	19,407,990
Net increase (decrease) in net assets resulting from operations	11,438,491	34,523,402
Distributions to shareholders from net investment income	(8,512,602)	(14,683,926)
Share transactions Proceeds from sales of shares	65,952,984	140,779,407
Reinvestment of distributions	5,296,846	9,145,579
Cost of shares redeemed	(46,511,598)	(67,808,259)
Net increase (decrease) in net assets resulting from share transactions	24,738,232	82,116,727
Redemption fees	961	46,699
Total increase (decrease) in net assets	27,665,082	102,002,902

Net Assets
Beginning of period	428,568,697	326,565,795
End of period (including undistributed net investment income of $33,797 and undistributed net investment income of $31,368, respectively)	$ 456,233,779	$ 428,568,697
Other Information Shares
Sold	6,098,578	13,288,965
Issued in reinvestment of distributions	489,547	860,152
Redeemed	(4,301,759)	(6,380,197)
Net increase (decrease)	2,286,366	7,768,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.21	$ 10.73	$ 10.78	$ 10.80	$ 11.02
Income from Investment Operations
Net investment income D	.208	.407	.416	.419	.433	.440
Net realized and unrealized gain (loss)	.070	.569	(.497)	(.005)	(.009)	(.148)
Total from investment operations	.278	.976	(.081)	.414	.424	.292
Distributions from net investment income	(.208)	(.407)	(.416)	(.419)	(.433)	(.439)
Distributions from net realized gain	-	-	(.023)	(.045)	(.011)	(.073)
Total distributions	(.208)	(.407)	(.439)	(.464)	(.444)	(.512)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F	- F
Net asset value, end of period	$ 10.85	$ 10.78	$ 10.21	$ 10.73	$ 10.78	$ 10.80
Total Return B, C	2.60%	9.70%	(.77)%	3.94%	4.02%	2.70%
Ratios to Average Net Assets
Expenses before reductions E	.51% A	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51% A	.51%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51% A	.51%	.46%	.46%	.42%	.45%
Net investment income	3.88% A	3.84%	3.96%	3.92%	4.03%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456,234	$ 428,569	$ 326,566	$ 315,463	$ 305,673	$ 306,732
Portfolio turnover rate	11% A	8%	17%	19%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/10	% of fund's investments 12/31/09	% of fund's investments 6/30/09
0 - 30	90.6	94.6	92.2
31 - 90	1.0	2.5	1.8
91 - 180	1.8	1.6	2.5
181 - 397	6.6	1.3	3.5
Weighted Average Maturity
	6/30/10	12/31/09	6/30/09
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	14 Days	19 Days
Pennsylvania Municipal Money Market Fund*	31 Days	32 Days	25 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	6/30/10	12/31/09	6/30/09
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	N/A***	N/A***
Pennsylvania Municipal Money Market Fund*	N/A***	N/A***	N/A***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Variable Rate Demand Notes (VRDNs) 86.2%	Variable Rate Demand Notes (VRDNs) 88.7%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 0.6%
Tender Bonds 0.9%	Tender Bonds 2.2%
Municipal Notes 1.0%	Municipal Notes 0.0%
Fidelity Municipal Cash Central Fund 5.6%	Fidelity Municipal Cash Central Fund 5.6%
Other Investments 8.3%	Other Investments 2.8%
Net Other Assets ** (2.0)%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

*** Information not available.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 102.0%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 700,000	$ 700,000
California - 0.0%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.27% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	200,000	200,000
District Of Columbia - 0.2%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (b)	980,000	980,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,040,000	3,040,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.35%, LOC Commerzbank AG, VRDN (b)(e)	1,700,000	1,700,000
Series 2008 A, 0.35%, LOC Commerzbank AG, VRDN (b)(e)	1,800,000	1,800,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.3%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	1,800,000	1,800,000
		5,300,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (b)(e)	700,000	700,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	2,800,000	2,800,000
Pennsylvania - 93.9%
Abington Township Gen. Oblig. Bonds Series 2010, 2% 11/15/10	1,515,000	1,524,017
Adams County Indl. Dev. Auth. Rev. Bonds (Gettysburg College Proj.) Series 2010, 2% 8/15/10	1,000,000	1,001,520
Allegheny County:
Bonds Series C56, 5% 10/1/10	1,000,000	1,011,302
Series C58A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(Pittsburgh Med. Ctr. Proj.) Series 2010 A, 3% 5/15/11	1,250,000	1,276,251
(UPMC Health Sys. Proj.) Series 1998 B, 5.25% 11/1/10	2,245,000	2,280,981
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.: - continued
Bonds:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 3,110,000	$ 3,110,000
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,750,000	7,750,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000,000	5,000,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.3%, LOC Citizens Bank of Pennsylvania, VRDN (b)	5,400,000	5,400,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	500,000	500,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,040,000	1,040,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,120,000	3,120,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.24%, LOC Barclays Bank PLC, VRDN (b)	14,400,000	14,400,000
Series 2006 B:
0.22%, LOC Citibank NA, VRDN (b)	14,100,000	14,100,000
0.22%, LOC Royal Bank of Scotland PLC, VRDN (b)	5,000,000	5,000,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(e)	10,000,000	10,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	9,510,000	9,510,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.38%, LOC Banco Santander SA, VRDN (b)	7,400,000	7,400,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.52%, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,650,000	1,650,000
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (b)	5,975,000	5,975,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 0.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	10,000,000	10,000,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.5%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,875,000	2,875,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 A, 2% 5/15/11 (a)	$ 3,475,000	$ 3,519,306
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.23%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	7,100,000	7,100,000
Chester County Intermediate Unit Rev. Series 2003, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,405,000	2,405,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	6,800,000	6,800,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.6%, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,000,000	8,000,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.31%, LOC KBC Bank NV, VRDN (b)	3,800,000	3,800,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.25%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,715,000	4,715,000
Series 2008, 0.25%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,810,000	9,810,000
Delaware County Indl. Dev. Auth. Rev.:
(The Agnes Irwin School Proj.) Series 2003, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,965,000	6,965,000
Series 1997 G, 0.21%, VRDN (b)	6,700,000	6,700,000
Franklin County Indl. Dev. Auth.:
(Menno Haven Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	9,410,000	9,410,000
(Menno-Haven, Inc. Proj.) Series 2006, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	7,100,000	7,100,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,600,000	6,600,000
Haverford Township School District Series 2009, 0.29%, LOC TD Banknorth, NA, VRDN (b)	1,000,000	1,000,000
Hempfied School District Gen. Oblig. Bonds Series 2009, 2.5% 10/15/10	1,000,000	1,006,127
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.23%, LOC Bank of America NA, VRDN (b)	4,575,000	4,575,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(e)	600,000	600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 3,490,000	$ 3,490,000
North Hills School District Bonds 2% 10/15/10	3,240,000	3,254,079
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,052,000	2,052,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,000,000	24,000,000
(FirstEnergy Corp. Proj.) Series A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	4,800,000	4,800,000
(Shippingport Proj.) Series A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	16,100,000	16,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Harleysville II, LP Proj.) Series 2005, 0.35%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)(e)	11,535,000	11,535,000
Series 2002 B5, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000,000	5,000,000
Series 2002 B6, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600,000	600,000
Series 2004 D2, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,200,000	1,200,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,600,000	3,600,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (b)(e)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1996 C, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2001, 5% 1/15/11	2,905,000	2,978,095
First Series 2008, 5% 8/1/10	3,800,000	3,814,998
First Series 2010 A, 2% 2/15/11	1,000,000	1,010,067
Second Series 2000, 5.25% 10/15/10	1,000,000	1,013,960
Second Series 2008, 5% 2/15/11	1,375,000	1,414,877
Second Series, 6.25% 7/1/11	1,000,000	1,058,331
Seconds Series 2003, 5% 7/1/10	2,850,000	2,850,000
Third Series 2004, 4% 9/1/10	1,000,000	1,006,179
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3350, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 7,100,000	$ 7,100,000
Series Putters 3352Z, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,435,000	4,435,000
Series ROC II R 11505, 0.32% (Liquidity Facility Citibank NA) (b)(g)	4,200,000	4,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.38%, tender 2/2/11 (b)	6,000,000	6,000,000
(Temple Univ. Proj.) Series 2010 A, 4% 4/1/11	5,525,000	5,667,364
(UPMC Health Sys. Proj.) Series 2001 A:
6% 1/15/13 (Pre-Refunded to 1/15/11 @ 101) (f)	1,495,000	1,555,495
6% 1/15/31 (Pre-Refunded to 1/15/11 @ 101) (f)	5,500,000	5,721,527
Participating VRDN ROC II R 11721, 0.32% (Liquidity Facility Citibank NA) (b)(g)	7,500,000	7,500,000
( Salle Univ. Proj.) Series 2007 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,290,000	3,290,000
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (b)	15,525,000	15,525,000
(Drexel Univ. Proj.) Series B, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,000,000	4,000,000
(Holy Family Univ. Proj.) Series 2008, 0.29%, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.3%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	8,625,000	8,625,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1118, 0.38% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,362,000	3,362,000
Series Merlots 07 C50, 0.3% (Liquidity Facility Wells Fargo Bank NA) (b)(e)(g)	5,095,000	5,095,000
Series Putters 1213 B, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	1,135,000	1,135,000
Series 2002 74A, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	2,600,000	2,600,000
Series 2002 75A, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 77B, 0.23% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	$ 7,575,000	$ 7,575,000
Series 2003 79B, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	6,450,000	6,450,000
Series 2004 81C, 0.23% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	5,000,000	5,000,000
Series 2004 84D, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,600,000	6,600,000
Series 2004 86B, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,000,000	5,000,000
Series 2004 86C, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)(e)	16,640,000	16,640,000
Series 2005 90C, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,000,000	6,000,000
Series 2005-89, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	24,425,000	24,425,000
Series 2006 92B, 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	28,270,000	28,270,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,035,000	5,035,000
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	6,800,000	6,800,000
Pennsylvania State Univ. Participating VRDN Series BC 10 44B, 0.32% (Liquidity Facility Barclays Bank PLC) (b)(g)	3,200,000	3,200,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.28%, LOC Bank of America NA, VRDN (b)	2,400,000	2,400,000
Series 2008 B5, 0.3%, LOC Bank of America NA, VRDN (b)	3,900,000	3,900,000
Philadelphia Arpt. Rev. Series 2005 C, 0.22%, LOC TD Banknorth, NA, VRDN (b)(e)	13,600,000	13,600,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People Northeast, Inc. Proj.) Series 2006, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,830,000	7,830,000
(The Franklin Institute Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 0.27%, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (b)	1,950,000	1,950,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 2% 5/15/11 (a)	$ 6,200,000	$ 6,279,050
Philadelphia School District:
Series 2008 A4, 0.4%, LOC Bank of America NA, VRDN (b)	800,000	800,000
Series 2008 B1, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	3,000,000	3,000,000
Series 2008 B2, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	6,800,000	6,800,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.23%, LOC Bank of America NA, VRDN (b)	31,235,000	31,235,000
Pittsburgh School District Bonds Series 2009 A, 3% 9/1/10	750,000	752,740
Ridley School District Series 2009, 0.29%, LOC TD Banknorth, NA, VRDN (b)	3,000,000	3,000,000
Saint Mary Hosp. Auth. Health Sys. Rev. Bonds Series 2010, 2% 11/15/10	2,100,000	2,108,944
Sayre Health Care Facilities Auth. Rev. Bonds (Latrobe Area Hosp. Proj.) Series 2002 A, 5.25% 7/1/10 (Escrowed to Maturity) (f)	1,385,000	1,385,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.56%, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	1,670,000	1,670,000
Union County Higher Edl. Facilities Fing. Auth. Univ. Rev. Bonds (Bucknell Univ. Proj.) Series 2010, 3% 4/1/11	1,615,000	1,645,680
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2010, 2% 5/31/11	6,700,000	6,793,414
		626,618,305
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.28%, LOC Landesbank Baden-Wuert, VRDN (b)	2,000,000	2,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.29%, LOC Fortis Banque SA, VRDN (b)(e)	625,000	625,000
Municipal Securities - continued
	Shares	Value
Other - 5.6%
Fidelity Municipal Cash Central Fund, 0.27% (c)(d)	37,556,000	$ 37,556,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $680,519,304)		680,519,304
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(13,391,125)
NET ASSETS - 100%		$ 667,128,179
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 44,201
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $11,336 all of which will expire on December 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $642,963,304)	$ 642,963,304
Fidelity Central Funds (cost $37,556,000)	37,556,000
Total Investments (cost $680,519,304)		$ 680,519,304
Cash		116,922
Receivable for fund shares sold		5,472,514
Interest receivable		911,265
Distributions receivable from Fidelity Central Funds		7,418
Other receivables		126
Total assets		687,027,549

Liabilities
Payable for investments purchased Regular delivery	$ 3,616,231
Delayed delivery	12,888,483
Payable for fund shares redeemed	3,216,213
Distributions payable	47
Accrued management fee	178,172
Other affiliated payables	224
Total liabilities		19,899,370

Net Assets		$ 667,128,179
Net Assets consist of:
Paid in capital		$ 667,145,783
Undistributed net investment income		13
Accumulated undistributed net realized gain (loss) on investments		(17,617)
Net Assets, for 667,010,560 shares outstanding		$ 667,128,179
Net Asset Value, offering price and redemption price per share ($667,128,179 ÷ 667,010,560 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 982,000
Income from Fidelity Central Funds		44,201
Total income		1,026,201

Expenses
Management fee	$ 1,697,633
Independent trustees' compensation	1,181
Total expenses before reductions	1,698,814
Expense reductions	(706,317)	992,497
Net investment income		33,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(10)
Net increase in net assets resulting from operations		$ 33,694

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,704	$ 692,661
Net realized gain (loss)	(10)	3,088
Net increase in net assets resulting from operations	33,694	695,749
Distributions to shareholders from net investment income	(33,691)	(692,650)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	936,685,518	1,938,194,111
Reinvestment of distributions	33,372	680,764
Cost of shares redeemed	(947,738,939)	(2,109,666,273)
Net increase (decrease) in net assets and shares resulting from share transactions	(11,020,049)	(170,791,398)
Total increase (decrease) in net assets	(11,020,046)	(170,788,299)

Net Assets
Beginning of period	678,148,225	848,936,524
End of period (including undistributed net investment income of $13 and undistributed net investment income of $0, respectively)	$ 667,128,179	$ 678,148,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.001	.018	.032	.030	.020
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	.001	.018	.032	.030	.020
Distributions from net investment income	- G	(.001)	(.018)	(.032)	(.030)	(.020)
Distributions from net realized gain	-	-	- G	-	-	-
Total distributions	- G	(.001)	(.018)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% E	.09%	1.85%	3.25%	3.05%	2.02%
Ratios to Average Net Assets D, F
Expenses before reductions	.50% A	.53%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.29% A	.49%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.29% A	.49%	.46%	.40%	.38%	.41%
Net investment income	.01% A	.09%	1.82%	3.20%	3.02%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 667,128	$ 678,148	$ 848,937	$ 720,414	$ 539,237	$ 426,387

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales, futures transactions, and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 440,730,177	$ 13,760,184	$ (1,091,001)	$ 12,669,183
Fidelity Pennsylvania Municipal Money Market Fund	680,519,304	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $57,180,576 and $23,306,649, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 858

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market Fund. The amount of the waiver is $706,082.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 1,979	$ -	$ 4

In addition, through an arrangement with Money Market fund's custodian, $235 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

PFR-USAN-0810
1.787788.107

Fidelity®
Short-Intermediate
Municipal Income Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Semiannual Report

Semia

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	.78%
Actual		$ 1,000.00	$ 1,014.80	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,015.00	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.43%
Actual		$ 1,000.00	$ 1,011.60	$ 7.13
Hypothetical A		$ 1,000.00	$ 1,017.70	$ 7.15
Class C	1.53%
Actual		$ 1,000.00	$ 1,011.10	$ 7.63
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income	.49%
Actual		$ 1,000.00	$ 1,016.30	$ 2.45
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,016.10	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.4	15.3
California	8.3	9.6
Illinois	7.8	7.6
Texas	6.6	8.1
Florida	6.0	4.8
Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.6	39.7
Health Care	13.2	9.2
Special Tax	12.7	10.6
Electric Utilities	8.1	6.7
Escrowed/Pre-Refunded	5.4	7.7
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	3.4	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	2.7	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 15.8%	AAA 11.4%
AA,A 68.9%	AA,A 66.3%
BBB 3.8%	BBB 7.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.8%	Not Rated 3.1%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 11.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 83.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	$ 1,540	$ 1,579
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,196
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,050
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,240
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,214
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	864
5% 12/1/12	750	782
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,269
		20,194
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,285
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,552
		5,837
Arizona - 2.6%
Arizona Ctfs. of Prtn.:
Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,096
Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,611
5% 10/1/16 (FSA Insured)	13,000	14,578
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,136
Series 2008 D:
5% 1/1/13	3,250	3,471
5% 1/1/14	2,000	2,162
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,010
Series 2008, 5.5% 9/1/13	18,780	20,888
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	$ 1,000	$ 1,176
5% 10/1/20	5,180	6,015
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,512
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,146
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,674
Series 2009 B, 5% 7/1/16	5,090	5,821
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,417
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,371
5% 7/1/15 (FGIC Insured)	1,645	1,805
		105,889
California - 8.3%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,496
Series 2010 L, 5% 5/1/17	12,000	13,596
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	6,010	6,516
5.25% 7/1/13	2,400	2,663
Series 2008 A, 5% 1/1/11	3,000	3,065
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,595
Series 2009 A:
5% 7/1/15	3,660	4,046
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,924
5.25% 1/1/11	870	890
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	6,995
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,343
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,393
5.25% 7/1/14	1,780	2,012
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	604
Series B, 5%, tender 7/1/14 (c)	5,000	5,534
California Gen. Oblig.:
5% 2/1/11	4,000	4,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/11	$ 70	$ 72
5% 10/1/11	1,650	1,731
5% 2/1/12	1,650	1,751
5% 3/1/12	15,000	15,968
5% 9/1/12	1,700	1,836
5% 10/1/12	12,600	13,641
5% 11/1/13	9,060	10,042
5.25% 9/1/10	18,050	18,175
5.25% 2/1/11	2,465	2,526
5.5% 3/1/11 (FGIC Insured)	3,210	3,306
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	860
6.5% 9/1/10	1,760	1,776
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,940
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,162
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,489
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,014
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,170
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,710
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,189
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,669
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	17,040
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,397
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,145
5% 3/1/17	5,405	5,753
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	$ 3,800	$ 3,944
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	15,300	16,609
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,251
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,422
Series 2007 A1, 5% 6/1/12	2,570	2,656
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,639
Series 2009 B, 5% 7/1/17	12,905	14,925
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,857
Series E, 5% 7/1/11	6,075	6,343
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,965
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,387
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,677
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,124
5% 7/1/14	1,120	1,253
5% 7/1/15	2,170	2,437
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,143
5% 7/1/18	2,000	2,203
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,135	6,401
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,811
5% 8/1/18	8,000	8,417
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	$ 5,415	$ 5,987
5% 5/15/15	1,845	2,098
Series 2009 B, 5% 5/15/14	7,000	7,890
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,314
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	966
		332,284
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,217
5% 11/15/11 (Escrowed to Maturity) (g)	120	127
Series 2006 F:
5% 11/15/12	380	411
5% 11/15/12 (Escrowed to Maturity) (g)	845	929
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	615
Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,447
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,119
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	571
		11,436
Connecticut - 2.2%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,743
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,299
Series 2006 F, 5% 12/1/11	23,100	24,504
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,897
Series 2009 1:
5% 2/1/14	2,500	2,806
5% 2/1/15	11,995	13,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,955
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,088
		87,924
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,004
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,492
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,191
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,629
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,061
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,118
		25,495
Florida - 5.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,307
5% 12/1/15	4,395	4,701
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,043
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,102
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,783
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,569
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,252
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,720
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,199
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	$ 8,020	$ 9,213
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,380
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,961
Series 2002, 3.95%, tender 9/1/12 (c)	8,650	9,058
Series 2005 A, 5% 11/15/10	1,000	1,016
Series 2006 G:
5% 11/15/10	385	391
5% 11/15/10 (Escrowed to Maturity) (g)	15	15
5% 11/15/11	675	711
5% 11/15/11 (Escrowed to Maturity) (g)	25	26
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,132
Series 2009 E, 5% 11/15/15	2,345	2,641
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,366
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,576
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,908
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,132
5% 9/1/17	1,000	1,143
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,611
5% 10/1/12	7,350	8,002
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	872
5.25% 10/1/15	3,525	3,989
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,638
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,124
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	$ 2,000	$ 2,047
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,539
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,476
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,161
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,381
5% 10/1/16	1,000	1,065
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,776
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,984
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,080
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,598
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,665
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,165
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,524
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,771
5% 7/1/14	2,000	2,193
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,716
5% 11/15/17	1,500	1,618
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,258
		213,875
Georgia - 2.7%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	$ 6,600	$ 6,625
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,273
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,268
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,675
5% 11/1/13	7,550	8,297
5% 11/1/14	7,490	8,330
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,259
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,767
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,244
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,343
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,851
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,168
5% 1/1/14	3,000	3,299
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,019
Series 2008 D, 5.75% 1/1/19	9,000	10,523
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,569
5% 10/1/12	1,000	1,067
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,406
5% 1/1/15	1,040	1,121
5% 1/1/16	2,415	2,606
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,056
		106,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,850	$ 3,850
Series 2010 B, 5% 7/1/15 (f)	3,900	4,266
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,828
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,251
Series DR:
5% 6/1/15	11,790	13,571
5% 6/1/16	7,645	8,837
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,378
Series DY:
5% 2/1/15	3,500	4,007
5% 2/1/16	4,000	4,609
		54,597
Illinois - 7.4%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,257
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,637
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,624
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,691
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	884
5.25% 1/1/12 (FSA Insured)	175	186
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,530
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,730	4,019
Chicago Midway Arpt. Rev. Series 2004 B, 5% 1/1/11 (AMBAC Insured)	3,625	3,679
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,700
5% 1/1/13 (FSA Insured)	4,000	4,299
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,072
Series 2010 E:
5% 1/1/15 (f)	4,000	4,288
5% 1/1/16 (f)	1,500	1,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,165	$ 1,233
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,568
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,879
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,965
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19	2,500	2,644
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	4,055
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,871
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,917
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)(g)	12,800	13,093
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,863
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,368
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,153
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,217
Series 2010 D, 5% 4/1/15	550	604
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,053
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,515
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,686
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	799
5% 7/1/13	415	450
5% 7/1/15	1,000	1,099
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,196
5% 5/15/17	3,520	3,757
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	$ 2,000	$ 2,104
5.75% 5/1/19	2,650	2,752
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,286
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,792
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,172
Illinois Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) Series 2007, 1.25%, tender 10/1/10 (c)	8,750	8,751
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,549
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,055
5.5% 4/1/11 (FSA Insured)	3,700	3,830
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,571
First Series, 5.5% 8/1/10	1,495	1,500
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,018
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,674
Series 2004 A, 5% 3/1/11	8,435	8,650
Series 2004 B, 5% 3/1/14	15,500	16,867
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,354
Series 2007 A, 5.5% 6/1/15	1,000	1,118
Series 2007 B, 5% 1/1/17	9,835	10,678
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	21,984
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,403
5% 5/15/16 (FSA Insured)	2,325	2,465
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	8,834
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,414
4.5% 6/15/17	6,075	6,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.: - continued
Series 2010, 5% 6/15/15	$ 8,800	$ 9,786
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,989
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,427
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,732
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	518
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,266
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,418
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,137
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,349
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,483
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,283
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,297
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,614
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,408
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,191
0% 4/1/14	2,350	2,144
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,708
0% 11/1/16 (FSA Insured)	2,975	2,410
		299,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.1%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	$ 1,000	$ 1,022
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,951
5% 1/15/12 (FSA Insured)	1,990	2,109
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,395
5.25% 1/10/12 (FSA Insured)	1,355	1,440
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,264
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,757
5% 5/1/15	6,420	6,923
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,363
5% 12/1/15	2,135	2,321
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,889
Series 2010 A, 5% 2/1/17	2,800	3,251
5% 7/1/14	2,500	2,757
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,233
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,286
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,837
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,491
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,233
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Logansport High School Bldg. Corp. Series 2005: - continued
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,045	$ 1,113
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,163
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,725
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,023
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	550
5% 7/1/15	315	364
5% 7/1/16	500	580
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,637
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,210
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,118
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,306
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,089
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,176
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,225
		84,890
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,368
5% 7/1/16	1,335	1,450
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,862
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,271
		8,951
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	$ 575	$ 644
5% 11/15/15	625	710
5% 11/15/16	875	981
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	552
5.25% 11/15/12	680	724
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	577
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,654
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,280	10,726
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,193
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,637
5% 11/15/15	6,245	6,843
5% 11/15/16	5,410	5,927
		34,168
Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	791
4% 2/1/15	1,495	1,569
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,381
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,444
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	526
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,844
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,703
		19,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	$ 1,000	$ 1,058
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,160
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,533
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,738
5% 7/1/16	2,000	2,145
		10,634
Maryland - 1.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	690
5% 7/1/11 (AMBAC Insured)	1,985	2,065
Maryland Gen. Oblig. Second Series B:
5.25% 8/15/15	13,705	16,149
5.25% 8/15/16	16,100	19,104
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,462
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,614
5% 7/1/14	3,500	3,838
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,927
		48,849
Massachusetts - 2.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,126
5% 5/15/16	4,400	5,035
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,587
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	494
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,017
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,648
4% 7/1/16	1,000	1,090
5% 7/1/13	1,000	1,110
Series Q2:
4% 7/1/15	1,170	1,285
4% 7/1/16	1,000	1,090
5% 7/1/13	1,100	1,221
5% 7/1/14	1,080	1,220
5% 7/1/17	1,370	1,573
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,065
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,115
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,126
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,861
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,744
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,144
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,029
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,524
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,257
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,192
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	999
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,597
5% 12/15/13 (FSA Insured)	2,000	2,229
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	19,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2000 A:
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	$ 5,000	$ 5,069
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,857
		111,324
Michigan - 2.1%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,703
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,289
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,296
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,920
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,183
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,241
Detroit Swr. Disp. Rev. Series 2006 D, 0.795% 7/1/32 (c)	4,085	2,789
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,177
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,401
5% 5/1/13 (FSA Insured)	1,305	1,439
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,419
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,198
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,407
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,590
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,203
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	133
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,484
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,774
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,894
5% 10/1/15	1,750	2,015
5% 10/1/15	3,250	3,743
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,782
5% 5/1/14	2,140	2,334
5% 5/1/15	1,845	2,020
5% 5/1/16	1,865	2,035
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,258
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,518
Royal Oak City School District 5% 5/1/12	2,000	2,140
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,189
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,035
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,539
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,386
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,677
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,010
3% 1/1/12	1,000	1,024
		82,477
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	505
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	$ 2,225	$ 2,511
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,465
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	618
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,118
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	306
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,122
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,000
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	963
		11,674
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,116
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,102
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,032
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,248
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,620
		8,118
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,457
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,874
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	$ 1,000	$ 1,032
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,014
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,137
		8,031
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,669
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,715
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,369
		14,753
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,225
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,852
Series 2008 E:
5% 7/1/14	2,905	3,220
5% 7/1/15	3,500	3,901
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,410
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,358
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,723
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,570
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,271
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,738
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,152
		68,420
New Jersey - 3.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	$ 11,285	$ 12,572
5% 6/15/16	6,500	7,191
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,446
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,237
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,004
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,631
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,960
5% 3/1/15	10,400	11,492
Series 2009 BB, 5% 9/1/15	3,390	3,764
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,447
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,906
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,000	1,011
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,015
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,364
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,702
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,373
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,646
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,270
Series C, 5.5% 12/15/10	25,000	25,555
		146,632
New Mexico - 0.9%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,188
Farmington Poll. Cont. Rev. (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	$ 7,000	$ 7,504
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,142
		36,361
New York - 14.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,070
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,244
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,331
Series 2010 A, 5% 5/1/15	5,000	5,637
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,783
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,104
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,033
Series 2002 A1, 5.25% 11/1/14	600	639
Series 2002 B, 5.75% 8/1/14	1,000	1,092
Series 2003 F, 5.5% 12/15/11	6,775	7,235
Series 2005 C, 5% 8/1/12	19,770	21,415
Series 2005 D, 5% 8/1/12	4,925	5,335
Series 2005 F1, 5% 9/1/15	3,560	4,069
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,546
Series 2005 K:
5% 8/1/11	3,565	3,728
5% 8/1/12	4,360	4,723
Series 2005 O, 5% 6/1/12	7,525	8,107
Series 2008 E, 5% 8/1/12	5,000	5,416
Series 2010 C, 5% 8/1/13	7,000	7,788
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,869
6% 11/1/28 (a)	44,300	47,177
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,173
Series 2007 C1, 5% 11/1/15	15,200	17,581
Series 2010 B, 5% 11/1/17	30,000	35,009
Series 2010 D, 5% 11/1/15	8,300	9,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series B:
5% 11/1/11	$ 11,060	$ 11,712
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,611
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,609
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,185
5% 3/15/13	3,545	3,923
5% 3/15/14	3,745	4,223
5% 3/15/15	4,000	4,569
Series 2009 D:
5% 6/15/14	9,890	11,226
5% 6/15/15	16,075	18,480
5% 6/15/16	9,330	10,738
Series 2010 A:
5% 2/15/14	9,850	11,078
5% 2/15/15	8,780	10,009
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,715
5.75% 7/1/13 (AMBAC Insured)	1,000	1,062
Series C, 7.5% 7/1/10	4,425	4,425
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,096
5% 8/15/14	7,755	8,694
Series 2009 A1, 5% 2/15/15	9,000	10,069
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,087
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,265
Series 2008 B, 5% 7/1/15	30,000	33,735
Series 2009 A:
5% 7/1/15	12,850	14,547
5% 7/1/16	8,390	9,485
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,492
Series 2007 A, 5% 4/1/11	20,000	20,689
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B: - continued
5% 11/15/15	$ 2,325	$ 2,637
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,130
5.25% 11/15/19 (FGIC Insured)	5,200	5,907
Series 2005 C:
5% 11/15/10	1,230	1,248
5% 11/15/11	2,750	2,897
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,907
Series 2010 B2, 4% 11/15/14	2,830	3,060
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,874
Series 2010 A, 5% 4/1/17	1,000	1,148
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,362
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,316
Series 2009 C:
5% 12/15/15	6,500	7,548
5% 12/15/16	17,000	19,766
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,517
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,035	6,472
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,251
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,376
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,492
		567,333
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,348
		5,550
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	766
5% 1/15/12	400	424
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,722
5% 3/1/18	1,500	1,735
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,636
5% 11/1/15 (FSA Insured)	1,600	1,743
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,429
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,657
5% 6/1/16	1,000	1,097
5% 6/1/17	3,220	3,518
5% 6/1/18	3,820	4,163
		24,890
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,631
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,924
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,595
		5,150
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,015
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,624
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	$ 1,000	$ 1,087
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,821
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,929
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,514
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,747
5% 10/1/15	6,505	7,397
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,328
5% 10/1/15	4,535	5,157
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,012
Series 2010 B, 5% 9/15/15	19,080	22,001
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	5,027
Series 2010 A, 5% 8/1/17	3,290	3,808
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,212
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	545
5% 1/15/17	1,000	1,080
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,751
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,557
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,064
5% 12/1/13	875	936
5% 12/1/14	2,275	2,438
		105,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.5%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 988
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,361
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,947
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,809
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	428
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,156
		21,689
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,671
Gilliam County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,303
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,036
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,071
5% 3/15/14	595	643
5% 3/15/15	2,500	2,706
5% 3/15/16	1,750	1,897
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,154
		20,481
Pennsylvania - 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,336
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,117
Series 2008 B, 5% 6/15/14	1,385	1,533
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,490
5% 8/15/14	1,955	2,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,538
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,865
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,329
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,750
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,084
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,399
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,274
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,688
5% 8/1/12 (FSA Insured)	5,000	5,339
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,938
5% 12/15/15 (FSA Insured)	5,000	5,549
5% 12/15/16 (FSA Insured)	7,275	8,072
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,554
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,221
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,572
Series 2010 C:
5% 9/1/15	13,200	14,624
5% 9/1/16	13,610	15,016
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,718
5% 6/15/16	6,000	6,697
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,350
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,702
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,703
5% 11/15/14	4,690	5,212
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B: - continued
5% 11/15/15	$ 2,420	$ 2,700
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,353
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,292
		158,187
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,000
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,125
5% 12/1/11	1,040	1,089
5% 12/1/12	1,000	1,055
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,935
Series Q, 5% 6/1/11	4,825	4,972
		23,176
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,454
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,291
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,554
		12,299
South Carolina - 0.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,480
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,182
5% 2/1/17	2,300	2,497
		6,159
Tennessee - 0.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	$ 1,000	$ 1,070
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,736
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,820
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,990
5% 7/1/17	1,100	1,201
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,929
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,464
		31,291
Texas - 6.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (Liquidity Facility Bank of America NA) (c)	6,700	6,701
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,952
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,463
Series 2006 B:
6% 1/1/12	500	511
6% 1/1/13	1,270	1,307
Austin Elec. Util. Sys. Rev.:
Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,049
5% 11/15/11 (FSA Insured)	4,000	4,238
Series A, 5% 11/15/15 (b)	1,000	1,142
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,701
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,286
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,588
Birdville Independent School District 0% 2/15/11	5,000	4,977
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,502
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	$ 1,500	$ 1,574
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,174
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,748
4% 8/15/14	10,140	11,108
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,104
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,791
5% 11/1/15	5,000	5,608
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,196
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,609
Series 2009, 5% 2/15/16	3,690	4,236
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,563
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,501
Series 2009:
5% 2/15/15	1,520	1,716
5% 2/15/16	1,375	1,558
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,082
5% 11/15/14	1,000	1,117
5% 11/15/16	500	559
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,115
5% 8/15/14	1,075	1,217
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,450
5% 7/1/16	1,080	1,208
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,144
5.25% 4/15/12 (FSA Insured)	2,000	2,155
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,231
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,500	$ 8,279
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,906
Houston Util. Sys. Rev.:
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,682
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,279
Humble Independent School District Series 2009, 4% 2/15/13	400	429
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,429
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,153
Keller Independent School District 5% 2/15/14	3,750	4,205
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,545
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,188
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,357
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,611
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,000	2,271
5% 5/15/16	2,360	2,685
5% 5/15/17	2,805	3,169
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,535
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,030
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,299
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,002
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,762
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,376
Northside Independent School District:
Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,951
1.5%, tender 8/1/12 (c)	12,500	12,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,545	$ 1,647
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,817
5% 2/15/16	2,000	2,252
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,637
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,117
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,749
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,753
5% 11/15/12	1,950	2,117
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,436
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,009
0% 10/1/13	6,500	6,138
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,591
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,285
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,266
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,296
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,912
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,061
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,246
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,451
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,830
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,122
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,812
		266,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.9%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 3,726
0% 10/1/12 (AMBAC Insured)	3,800	3,657
0% 10/1/13 (AMBAC Insured)	3,760	3,516
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,761
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,381
		36,041
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,420
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,530
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	5,884
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,868
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,807
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,916
		18,475
Washington - 0.9%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,238
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,716
5.25% 1/1/11 (FSA Insured)	1,935	1,979
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,551
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,349
5% 12/1/17	2,950	3,422
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,640	$ 3,862
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,297
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,952
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,044
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,045
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,162
5% 8/15/14	2,000	2,179
		36,604
Wisconsin - 1.4%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,358
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,246
Series 2009 C, 4% 5/1/14	3,365	3,684
Series 2010 1:
5% 5/1/14	5,750	6,508
5% 5/1/15	8,005	9,170
5% 5/1/16	10,000	11,492
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,572
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	905
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,265
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,085
5% 12/15/15	1,105	1,200
5% 12/15/16	1,440	1,549
5% 12/15/17	1,540	1,641
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5% 8/15/10	$ 1,870	$ 1,874
Series 2006 A, 5% 8/15/11	1,315	1,353
		54,939
TOTAL MUNICIPAL BONDS (Cost $3,269,588)		3,359,273
Municipal Notes - 6.8%

Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	17,200	17,200
Florida - 0.7%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,847
North Broward Hosp. District Rev. Series 2005 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	18,500	18,500
		26,347
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	17,620	17,620
Michigan - 1.5%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	60,810	60,810
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.31% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (c)	11,000	11,000
Trenton Gen. Oblig. BAN 3% 7/15/10	1,710	1,711
		12,711
New York - 2.3%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.24%, LOC TD Banknorth, NA, VRDN (c)	13,000	13,000
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 15,235	$ 15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,355	17,355
Series 2008 B7V, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	12,600	12,600
Series 2008 BAV, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.18% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	11,300	11,300
		92,220
Pennsylvania - 0.6%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	22,500	22,500
TOTAL MUNICIPAL NOTES (Cost $271,654)		271,903
Money Market Funds - 3.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.27% (d)(e) (Cost $149,518)	149,517,900	149,518
TOTAL INVESTMENT PORTFOLIO - 94.1% (Cost $3,690,760)		3,780,694
NET OTHER ASSETS (LIABILITIES) - 5.9%		239,006
NET ASSETS - 100%		$ 4,019,700
Security Type Abbreviations
BAN BOND ANTICIPATION NOTE
VRDN VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 159
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,631,176	$ -	$ 3,631,176	$ -
Money Market Funds	149,518	149,518	-	-
Total Investments in Securities:	$ 3,780,694	$ 149,518	$ 3,631,176	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.6%
Health Care	13.2%
Special Tax	12.7%
Electric Utilities	8.1%
Escrowed/Pre-Refunded	5.4%
Others* (Individually Less Than 5%)	24.0%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $1,619,000 of which $172,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,541,242)	$ 3,631,176
Fidelity Central Funds (cost $149,518)	149,518
Total Investments (cost $3,690,760)		$ 3,780,694
Cash		215,974
Receivable for fund shares sold		6,429
Interest receivable		40,319
Distributions receivable from Fidelity Central Funds		36
Receivable from investment adviser for expense reductions		1
Other receivables		77
Total assets		4,043,530

Liabilities
Payable for investments purchased Regular delivery	$ 12,378
Delayed delivery	1,139
Payable for fund shares redeemed	5,617
Distributions payable	1,919
Accrued management fee	1,218
Distribution fees payable	113
Other affiliated payables	1,373
Other payables and accrued expenses	73
Total liabilities		23,830

Net Assets		$ 4,019,700
Net Assets consist of:
Paid in capital		$ 3,928,533
Distributions in excess of net investment income		(58)
Accumulated undistributed net realized gain (loss) on investments		1,291
Net unrealized appreciation (depreciation) on investments		89,934
Net Assets		$ 4,019,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,974 ÷ 20,195.1 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Class T: Net Asset Value and redemption price per share ($22,673 ÷ 2,123.6 shares)	$ 10.68

Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class B: Net Asset Value and offering price per share ($2,782 ÷ 260.3 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($73,674 ÷ 6,901.0 shares)A	$ 10.68

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,585,334 ÷ 335,793.5 shares)	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($119,263 ÷ 11,164.4 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 53,167
Income from Fidelity Central Funds		159
Total income		53,326

Expenses
Management fee	$ 7,019
Transfer agent fees	1,746
Distribution fees	641
Accounting fees and expenses	306
Custodian fees and expenses	26
Independent trustees' compensation	7
Registration fees	209
Audit	25
Legal	5
Miscellaneous	23
Total expenses before reductions	10,007
Expense reductions	(137)	9,870
Net investment income		43,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,910
Change in net unrealized appreciation (depreciation) on investment securities		13,610
Net gain (loss)		16,520
Net increase (decrease) in net assets resulting from operations		$ 59,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,456	$ 72,308
Net realized gain (loss)	2,910	749
Change in net unrealized appreciation (depreciation)	13,610	66,473
Net increase (decrease) in net assets resulting from operations	59,976	139,530
Distributions to shareholders from net investment income	(43,444)	(72,293)
Share transactions - net increase (decrease)	507,574	1,429,938
Redemption fees	41	107
Total increase (decrease) in net assets	524,147	1,497,282

Net Assets
Beginning of period	3,495,553	1,998,271
End of period (including distributions in excess of net investment income of $58 and distributions in excess of net investment income of $70, respectively)	$ 4,019,700	$ 3,495,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income E	.107	.254	.298	.302	.292	.268
Net realized and unrealized gain (loss)	.050	.294	.021	.118	(.001)	(.177)
Total from investment operations	.157	.548	.319	.420	.291	.091
Distributions from net investment income	(.107)	(.258)	(.300)	(.300)	(.291)	(.268)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.107)	(.258)	(.300)	(.300)	(.291)	(.271)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.69	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Total Return B, C, D	1.48%	5.34%	3.13%	4.19%	2.89%	.89%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.75%	.71%	.65%	.65%
Expenses net of fee waivers, if any	.78% A	.78%	.75%	.71%	.65%	.65%
Expenses net of all reductions	.78% A	.78%	.72%	.64%	.56%	.58%
Net investment income	2.03% A	2.41%	2.90%	2.95%	2.86%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 216	$ 169	$ 58	$ 12	$ 10	$ 14
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Income from Investment Operations
Net investment income E	.108	.255	.300	.297	.281	.257
Net realized and unrealized gain (loss)	.051	.294	.029	.120	(.011)	(.167)
Total from investment operations	.159	.549	.329	.417	.270	.090
Distributions from net investment income	(.109)	(.259)	(.300)	(.297)	(.280)	(.257)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.109)	(.259)	(.300)	(.297)	(.280)	(.260)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return B, C, D	1.50%	5.36%	3.24%	4.17%	2.69%	.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.77%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.76% A	.77%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.75% A	.77%	.72%	.69%	.66%	.69%
Net investment income	2.05% A	2.42%	2.90%	2.91%	2.76%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 23	$ 15	$ 10	$ 13	$ 15
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income E	.073	.186	.230	.228	.215	.190
Net realized and unrealized gain (loss)	.050	.293	.029	.121	(.012)	(.177)
Total from investment operations	.123	.479	.259	.349	.203	.013
Distributions from net investment income	(.073)	(.189)	(.230)	(.229)	(.213)	(.190)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.073)	(.189)	(.230)	(.229)	(.213)	(.193)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.69	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Total Return B, C, D	1.16%	4.66%	2.54%	3.47%	2.02%	.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.46%	1.43%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.43%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.42% A	1.43%	1.40%	1.36%	1.31%	1.34%
Net investment income	1.38% A	1.77%	2.22%	2.23%	2.11%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 2	$ 1	$ 2	$ 3
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income E	.067	.175	.220	.219	.204	.178
Net realized and unrealized gain (loss)	.050	.303	.020	.120	(.011)	(.176)
Total from investment operations	.117	.478	.240	.339	.193	.002
Distributions from net investment income	(.067)	(.178)	(.221)	(.219)	(.203)	(.179)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.067)	(.178)	(.221)	(.219)	(.203)	(.182)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Total Return B, C, D	1.11%	4.66%	2.35%	3.37%	1.92%	.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.53% A	1.53%	1.48%	1.45%	1.41%	1.45%
Net investment income	1.28% A	1.67%	2.14%	2.14%	2.01%	1.74%
Supplemental Data
Net assets, end of period (in millions)	$ 74	$ 56	$ 20	$ 6	$ 7	$ 10
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income D	.123	.284	.326	.323	.307	.284
Net realized and unrealized gain (loss)	.050	.293	.029	.120	(.010)	(.177)
Total from investment operations	.173	.577	.355	.443	.297	.107
Distributions from net investment income	(.123)	(.287)	(.326)	(.323)	(.307)	(.284)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.123)	(.287)	(.326)	(.323)	(.307)	(.287)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	- H
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return B, C	1.63%	5.64%	3.50%	4.43%	2.95%	1.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.49% A	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.50%	.47%	.43%	.41%	.42%
Net investment income	2.32% A	2.69%	3.15%	3.17%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,585	$ 3,153	$ 1,870	$ 1,650	$ 1,485	$ 1,665
Portfolio turnover rate F	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income D	.120	.281	.321	.320	.306	.283
Net realized and unrealized gain (loss)	.051	.293	.022	.120	- H	(.176)
Total from investment operations	.171	.574	.343	.440	.306	.107
Distributions from net investment income	(.121)	(.284)	(.324)	(.320)	(.306)	(.284)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.121)	(.284)	(.324)	(.320)	(.306)	(.287)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	- H
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Total Return B, C	1.61%	5.61%	3.38%	4.39%	3.05%	1.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.55%	.51%	.52%	.50%	.49%
Expenses net of fee waivers, if any	.53% A	.53%	.51%	.52%	.50%	.49%
Expenses net of all reductions	.52% A	.53%	.49%	.45%	.41%	.42%
Net investment income	2.28% A	2.66%	3.13%	3.14%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 119	$ 92	$ 32	$ 5	$ 3	$ 3
Portfolio turnover rate F	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 93,607
Gross unrealized depreciation	(3,666)
Net unrealized appreciation (depreciation)	$ 89,941

Tax cost	$ 3,690,753

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $628,316 and $248,088, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 269	$ 45
Class T	-%	.25%	29	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	329	212
			$ 641	$ 267

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39
Class T	3
Class B*	3
Class C*	14
$ 59

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 151.14
Class T	12.11
Class B	2.14
Class C	42.13
Short-Intermediate Municipal Income	1,468.09
Institutional Class	71.13
	$ 1,746

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.78%	$ 13
Class B	1.43%	-*
Class C	1.53%	2
Institutional Class	.53%	1
		$ 16

* Amount of reimbursement totaled Two hundred sixty-three dollars.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $26 and $95, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 2,153	$ 2,644
Class T	234	507
Class B	21	49
Class C	415	585
Short-Intermediate Municipal Income	39,396	66,990
Institutional Class	1,225	1,518
Total	$ 43,444	$ 72,293

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	9,426	13,598	$ 100,674	$ 143,697
Reinvestment of distributions	153	193	1,633	2,042
Shares redeemed	(5,249)	(3,555)	(56,080)	(37,636)
Net increase (decrease)	4,330	10,236	$ 46,227	$ 108,103
Class T
Shares sold	236	1,653	$ 2,513	$ 17,401
Reinvestment of distributions	15	35	159	369
Shares redeemed	(306)	(970)	(3,262)	(10,233)
Net increase (decrease)	(55)	718	$ (590)	$ 7,537
Class B
Shares sold	55	196	$ 586	$ 2,063
Reinvestment of distributions	1	3	14	33
Shares redeemed	(79)	(107)	(842)	(1,133)
Net increase (decrease)	(23)	92	$ (242)	$ 963
Class C
Shares sold	2,304	3,929	$ 24,557	$ 41,448
Reinvestment of distributions	28	38	303	401
Shares redeemed	(686)	(686)	(7,308)	(7,231)
Net increase (decrease)	1,646	3,281	$ 17,552	$ 34,618
Short-Intermediate Municipal Income
Shares sold	85,679	190,743	$ 913,482	$ 2,011,500
Reinvestment of distributions	2,747	4,558	29,289	48,110
Shares redeemed	(49,272)	(79,620)	(524,985)	(839,418)
Net increase (decrease)	39,154	115,681	$ 417,786	$ 1,220,192
Institutional Class
Shares sold	5,202	8,441	$ 55,473	$ 89,141
Reinvestment of distributions	45	72	481	757
Shares redeemed	(2,731)	(2,973)	(29,113)	(31,373)
Net increase (decrease)	2,516	5,540	$ 26,841	$ 58,525

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

STM-USAN-0810
1.787790.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Short-Intermediate
Municipal Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2010

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	.78%
Actual		$ 1,000.00	$ 1,014.80	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,015.00	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.43%
Actual		$ 1,000.00	$ 1,011.60	$ 7.13
Hypothetical A		$ 1,000.00	$ 1,017.70	$ 7.15
Class C	1.53%
Actual		$ 1,000.00	$ 1,011.10	$ 7.63
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income	.49%
Actual		$ 1,000.00	$ 1,016.30	$ 2.45
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,016.10	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.4	15.3
California	8.3	9.6
Illinois	7.8	7.6
Texas	6.6	8.1
Florida	6.0	4.8
Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.6	39.7
Health Care	13.2	9.2
Special Tax	12.7	10.6
Electric Utilities	8.1	6.7
Escrowed/Pre-Refunded	5.4	7.7
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	3.4	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	2.7	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 15.8%	AAA 11.4%
AA,A 68.9%	AA,A 66.3%
BBB 3.8%	BBB 7.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.8%	Not Rated 3.1%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 11.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 83.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	$ 1,540	$ 1,579
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,196
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,050
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,240
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,214
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	864
5% 12/1/12	750	782
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,269
		20,194
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,285
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,552
		5,837
Arizona - 2.6%
Arizona Ctfs. of Prtn.:
Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,096
Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,611
5% 10/1/16 (FSA Insured)	13,000	14,578
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,136
Series 2008 D:
5% 1/1/13	3,250	3,471
5% 1/1/14	2,000	2,162
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,010
Series 2008, 5.5% 9/1/13	18,780	20,888
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	$ 1,000	$ 1,176
5% 10/1/20	5,180	6,015
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,512
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,146
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,674
Series 2009 B, 5% 7/1/16	5,090	5,821
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,417
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,371
5% 7/1/15 (FGIC Insured)	1,645	1,805
		105,889
California - 8.3%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,496
Series 2010 L, 5% 5/1/17	12,000	13,596
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	6,010	6,516
5.25% 7/1/13	2,400	2,663
Series 2008 A, 5% 1/1/11	3,000	3,065
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,595
Series 2009 A:
5% 7/1/15	3,660	4,046
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,924
5.25% 1/1/11	870	890
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	6,995
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,343
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,393
5.25% 7/1/14	1,780	2,012
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	604
Series B, 5%, tender 7/1/14 (c)	5,000	5,534
California Gen. Oblig.:
5% 2/1/11	4,000	4,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/11	$ 70	$ 72
5% 10/1/11	1,650	1,731
5% 2/1/12	1,650	1,751
5% 3/1/12	15,000	15,968
5% 9/1/12	1,700	1,836
5% 10/1/12	12,600	13,641
5% 11/1/13	9,060	10,042
5.25% 9/1/10	18,050	18,175
5.25% 2/1/11	2,465	2,526
5.5% 3/1/11 (FGIC Insured)	3,210	3,306
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	860
6.5% 9/1/10	1,760	1,776
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,940
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,162
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,489
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,014
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,170
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,710
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,189
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,669
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	17,040
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,397
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,145
5% 3/1/17	5,405	5,753
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	$ 3,800	$ 3,944
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	15,300	16,609
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,251
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,422
Series 2007 A1, 5% 6/1/12	2,570	2,656
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,639
Series 2009 B, 5% 7/1/17	12,905	14,925
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,857
Series E, 5% 7/1/11	6,075	6,343
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,965
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,387
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,677
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,124
5% 7/1/14	1,120	1,253
5% 7/1/15	2,170	2,437
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,143
5% 7/1/18	2,000	2,203
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,135	6,401
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,811
5% 8/1/18	8,000	8,417
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	$ 5,415	$ 5,987
5% 5/15/15	1,845	2,098
Series 2009 B, 5% 5/15/14	7,000	7,890
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,314
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	966
		332,284
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,217
5% 11/15/11 (Escrowed to Maturity) (g)	120	127
Series 2006 F:
5% 11/15/12	380	411
5% 11/15/12 (Escrowed to Maturity) (g)	845	929
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	615
Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,447
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,119
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	571
		11,436
Connecticut - 2.2%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,743
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,299
Series 2006 F, 5% 12/1/11	23,100	24,504
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,897
Series 2009 1:
5% 2/1/14	2,500	2,806
5% 2/1/15	11,995	13,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,955
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,088
		87,924
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,004
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,492
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,191
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,629
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,061
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,118
		25,495
Florida - 5.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,307
5% 12/1/15	4,395	4,701
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,043
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,102
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,783
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,569
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,252
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,720
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,199
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	$ 8,020	$ 9,213
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,380
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,961
Series 2002, 3.95%, tender 9/1/12 (c)	8,650	9,058
Series 2005 A, 5% 11/15/10	1,000	1,016
Series 2006 G:
5% 11/15/10	385	391
5% 11/15/10 (Escrowed to Maturity) (g)	15	15
5% 11/15/11	675	711
5% 11/15/11 (Escrowed to Maturity) (g)	25	26
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,132
Series 2009 E, 5% 11/15/15	2,345	2,641
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,366
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,576
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,908
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,132
5% 9/1/17	1,000	1,143
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,611
5% 10/1/12	7,350	8,002
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	872
5.25% 10/1/15	3,525	3,989
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,638
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,124
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	$ 2,000	$ 2,047
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,539
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,476
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,161
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,381
5% 10/1/16	1,000	1,065
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,776
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,984
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,080
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,598
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,665
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,165
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,524
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,771
5% 7/1/14	2,000	2,193
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,716
5% 11/15/17	1,500	1,618
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,258
		213,875
Georgia - 2.7%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	$ 6,600	$ 6,625
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,273
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,268
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,675
5% 11/1/13	7,550	8,297
5% 11/1/14	7,490	8,330
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,259
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,767
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,244
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,343
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,851
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,168
5% 1/1/14	3,000	3,299
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,019
Series 2008 D, 5.75% 1/1/19	9,000	10,523
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,569
5% 10/1/12	1,000	1,067
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,406
5% 1/1/15	1,040	1,121
5% 1/1/16	2,415	2,606
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,056
		106,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,850	$ 3,850
Series 2010 B, 5% 7/1/15 (f)	3,900	4,266
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,828
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,251
Series DR:
5% 6/1/15	11,790	13,571
5% 6/1/16	7,645	8,837
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,378
Series DY:
5% 2/1/15	3,500	4,007
5% 2/1/16	4,000	4,609
		54,597
Illinois - 7.4%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,257
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,637
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,624
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,691
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	884
5.25% 1/1/12 (FSA Insured)	175	186
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,530
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,730	4,019
Chicago Midway Arpt. Rev. Series 2004 B, 5% 1/1/11 (AMBAC Insured)	3,625	3,679
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,700
5% 1/1/13 (FSA Insured)	4,000	4,299
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,072
Series 2010 E:
5% 1/1/15 (f)	4,000	4,288
5% 1/1/16 (f)	1,500	1,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,165	$ 1,233
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,568
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,879
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,965
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19	2,500	2,644
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	4,055
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,871
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,917
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)(g)	12,800	13,093
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,863
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,368
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,153
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,217
Series 2010 D, 5% 4/1/15	550	604
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,053
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,515
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,686
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	799
5% 7/1/13	415	450
5% 7/1/15	1,000	1,099
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,196
5% 5/15/17	3,520	3,757
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	$ 2,000	$ 2,104
5.75% 5/1/19	2,650	2,752
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,286
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,792
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,172
Illinois Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) Series 2007, 1.25%, tender 10/1/10 (c)	8,750	8,751
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,549
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,055
5.5% 4/1/11 (FSA Insured)	3,700	3,830
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,571
First Series, 5.5% 8/1/10	1,495	1,500
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,018
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,674
Series 2004 A, 5% 3/1/11	8,435	8,650
Series 2004 B, 5% 3/1/14	15,500	16,867
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,354
Series 2007 A, 5.5% 6/1/15	1,000	1,118
Series 2007 B, 5% 1/1/17	9,835	10,678
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	21,984
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,403
5% 5/15/16 (FSA Insured)	2,325	2,465
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	8,834
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,414
4.5% 6/15/17	6,075	6,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.: - continued
Series 2010, 5% 6/15/15	$ 8,800	$ 9,786
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,989
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,427
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,732
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	518
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,266
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,418
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,137
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,349
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,483
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,283
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,297
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,614
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,408
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,191
0% 4/1/14	2,350	2,144
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,708
0% 11/1/16 (FSA Insured)	2,975	2,410
		299,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.1%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	$ 1,000	$ 1,022
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,951
5% 1/15/12 (FSA Insured)	1,990	2,109
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,395
5.25% 1/10/12 (FSA Insured)	1,355	1,440
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,264
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,757
5% 5/1/15	6,420	6,923
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,363
5% 12/1/15	2,135	2,321
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,889
Series 2010 A, 5% 2/1/17	2,800	3,251
5% 7/1/14	2,500	2,757
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,233
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,286
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,837
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,491
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,233
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Logansport High School Bldg. Corp. Series 2005: - continued
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,045	$ 1,113
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,163
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,725
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,023
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	550
5% 7/1/15	315	364
5% 7/1/16	500	580
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,637
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,210
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,118
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,306
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,089
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,176
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,225
		84,890
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,368
5% 7/1/16	1,335	1,450
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,862
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,271
		8,951
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	$ 575	$ 644
5% 11/15/15	625	710
5% 11/15/16	875	981
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	552
5.25% 11/15/12	680	724
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	577
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,654
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,280	10,726
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,193
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,637
5% 11/15/15	6,245	6,843
5% 11/15/16	5,410	5,927
		34,168
Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	791
4% 2/1/15	1,495	1,569
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,381
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,444
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	526
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,844
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,703
		19,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	$ 1,000	$ 1,058
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,160
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,533
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,738
5% 7/1/16	2,000	2,145
		10,634
Maryland - 1.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	690
5% 7/1/11 (AMBAC Insured)	1,985	2,065
Maryland Gen. Oblig. Second Series B:
5.25% 8/15/15	13,705	16,149
5.25% 8/15/16	16,100	19,104
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,462
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,614
5% 7/1/14	3,500	3,838
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,927
		48,849
Massachusetts - 2.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,126
5% 5/15/16	4,400	5,035
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,587
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	494
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,017
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,648
4% 7/1/16	1,000	1,090
5% 7/1/13	1,000	1,110
Series Q2:
4% 7/1/15	1,170	1,285
4% 7/1/16	1,000	1,090
5% 7/1/13	1,100	1,221
5% 7/1/14	1,080	1,220
5% 7/1/17	1,370	1,573
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,065
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,115
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,126
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,861
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,744
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,144
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,029
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,524
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,257
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,192
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	999
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,597
5% 12/15/13 (FSA Insured)	2,000	2,229
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	19,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2000 A:
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	$ 5,000	$ 5,069
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,857
		111,324
Michigan - 2.1%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,703
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,289
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,296
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,920
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,183
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,241
Detroit Swr. Disp. Rev. Series 2006 D, 0.795% 7/1/32 (c)	4,085	2,789
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,177
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,401
5% 5/1/13 (FSA Insured)	1,305	1,439
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,419
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,198
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,407
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,590
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,203
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	133
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,484
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,774
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,894
5% 10/1/15	1,750	2,015
5% 10/1/15	3,250	3,743
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,782
5% 5/1/14	2,140	2,334
5% 5/1/15	1,845	2,020
5% 5/1/16	1,865	2,035
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,258
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,518
Royal Oak City School District 5% 5/1/12	2,000	2,140
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,189
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,035
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,539
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,386
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,677
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,010
3% 1/1/12	1,000	1,024
		82,477
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	505
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	$ 2,225	$ 2,511
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,465
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	618
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,118
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	306
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,122
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,000
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	963
		11,674
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,116
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,102
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,032
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,248
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,620
		8,118
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,457
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,874
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	$ 1,000	$ 1,032
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,014
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,137
		8,031
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,669
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,715
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,369
		14,753
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,225
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,852
Series 2008 E:
5% 7/1/14	2,905	3,220
5% 7/1/15	3,500	3,901
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,410
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,358
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,723
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,570
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,271
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,738
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,152
		68,420
New Jersey - 3.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	$ 11,285	$ 12,572
5% 6/15/16	6,500	7,191
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,446
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,237
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,004
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,631
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,960
5% 3/1/15	10,400	11,492
Series 2009 BB, 5% 9/1/15	3,390	3,764
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,447
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,906
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,000	1,011
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,015
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,364
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,702
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,373
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,646
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,270
Series C, 5.5% 12/15/10	25,000	25,555
		146,632
New Mexico - 0.9%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,188
Farmington Poll. Cont. Rev. (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	$ 7,000	$ 7,504
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,142
		36,361
New York - 14.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,070
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,244
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,331
Series 2010 A, 5% 5/1/15	5,000	5,637
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,783
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,104
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,033
Series 2002 A1, 5.25% 11/1/14	600	639
Series 2002 B, 5.75% 8/1/14	1,000	1,092
Series 2003 F, 5.5% 12/15/11	6,775	7,235
Series 2005 C, 5% 8/1/12	19,770	21,415
Series 2005 D, 5% 8/1/12	4,925	5,335
Series 2005 F1, 5% 9/1/15	3,560	4,069
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,546
Series 2005 K:
5% 8/1/11	3,565	3,728
5% 8/1/12	4,360	4,723
Series 2005 O, 5% 6/1/12	7,525	8,107
Series 2008 E, 5% 8/1/12	5,000	5,416
Series 2010 C, 5% 8/1/13	7,000	7,788
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,869
6% 11/1/28 (a)	44,300	47,177
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,173
Series 2007 C1, 5% 11/1/15	15,200	17,581
Series 2010 B, 5% 11/1/17	30,000	35,009
Series 2010 D, 5% 11/1/15	8,300	9,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series B:
5% 11/1/11	$ 11,060	$ 11,712
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,611
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,609
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,185
5% 3/15/13	3,545	3,923
5% 3/15/14	3,745	4,223
5% 3/15/15	4,000	4,569
Series 2009 D:
5% 6/15/14	9,890	11,226
5% 6/15/15	16,075	18,480
5% 6/15/16	9,330	10,738
Series 2010 A:
5% 2/15/14	9,850	11,078
5% 2/15/15	8,780	10,009
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,715
5.75% 7/1/13 (AMBAC Insured)	1,000	1,062
Series C, 7.5% 7/1/10	4,425	4,425
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,096
5% 8/15/14	7,755	8,694
Series 2009 A1, 5% 2/15/15	9,000	10,069
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,087
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,265
Series 2008 B, 5% 7/1/15	30,000	33,735
Series 2009 A:
5% 7/1/15	12,850	14,547
5% 7/1/16	8,390	9,485
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,492
Series 2007 A, 5% 4/1/11	20,000	20,689
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B: - continued
5% 11/15/15	$ 2,325	$ 2,637
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,130
5.25% 11/15/19 (FGIC Insured)	5,200	5,907
Series 2005 C:
5% 11/15/10	1,230	1,248
5% 11/15/11	2,750	2,897
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,907
Series 2010 B2, 4% 11/15/14	2,830	3,060
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,874
Series 2010 A, 5% 4/1/17	1,000	1,148
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,362
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,316
Series 2009 C:
5% 12/15/15	6,500	7,548
5% 12/15/16	17,000	19,766
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,517
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,035	6,472
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,251
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,376
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,492
		567,333
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,348
		5,550
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	766
5% 1/15/12	400	424
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,722
5% 3/1/18	1,500	1,735
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,636
5% 11/1/15 (FSA Insured)	1,600	1,743
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,429
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,657
5% 6/1/16	1,000	1,097
5% 6/1/17	3,220	3,518
5% 6/1/18	3,820	4,163
		24,890
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,631
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,924
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,595
		5,150
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,015
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,624
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	$ 1,000	$ 1,087
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,821
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,929
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,514
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,747
5% 10/1/15	6,505	7,397
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,328
5% 10/1/15	4,535	5,157
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,012
Series 2010 B, 5% 9/15/15	19,080	22,001
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	5,027
Series 2010 A, 5% 8/1/17	3,290	3,808
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,212
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	545
5% 1/15/17	1,000	1,080
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,751
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,557
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,064
5% 12/1/13	875	936
5% 12/1/14	2,275	2,438
		105,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.5%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 988
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,361
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,947
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,809
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	428
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,156
		21,689
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,671
Gilliam County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,303
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,036
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,071
5% 3/15/14	595	643
5% 3/15/15	2,500	2,706
5% 3/15/16	1,750	1,897
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,154
		20,481
Pennsylvania - 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,336
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,117
Series 2008 B, 5% 6/15/14	1,385	1,533
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,490
5% 8/15/14	1,955	2,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,538
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,865
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,329
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,750
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,084
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,399
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,274
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,688
5% 8/1/12 (FSA Insured)	5,000	5,339
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,938
5% 12/15/15 (FSA Insured)	5,000	5,549
5% 12/15/16 (FSA Insured)	7,275	8,072
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,554
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,221
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,572
Series 2010 C:
5% 9/1/15	13,200	14,624
5% 9/1/16	13,610	15,016
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,718
5% 6/15/16	6,000	6,697
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,350
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,702
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,703
5% 11/15/14	4,690	5,212
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B: - continued
5% 11/15/15	$ 2,420	$ 2,700
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,353
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,292
		158,187
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,000
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,125
5% 12/1/11	1,040	1,089
5% 12/1/12	1,000	1,055
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,935
Series Q, 5% 6/1/11	4,825	4,972
		23,176
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,454
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,291
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,554
		12,299
South Carolina - 0.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,480
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,182
5% 2/1/17	2,300	2,497
		6,159
Tennessee - 0.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	$ 1,000	$ 1,070
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,736
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,820
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,990
5% 7/1/17	1,100	1,201
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,929
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,464
		31,291
Texas - 6.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (Liquidity Facility Bank of America NA) (c)	6,700	6,701
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,952
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,463
Series 2006 B:
6% 1/1/12	500	511
6% 1/1/13	1,270	1,307
Austin Elec. Util. Sys. Rev.:
Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,049
5% 11/15/11 (FSA Insured)	4,000	4,238
Series A, 5% 11/15/15 (b)	1,000	1,142
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,701
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,286
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,588
Birdville Independent School District 0% 2/15/11	5,000	4,977
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,502
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	$ 1,500	$ 1,574
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,174
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,748
4% 8/15/14	10,140	11,108
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,104
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,791
5% 11/1/15	5,000	5,608
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,196
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,609
Series 2009, 5% 2/15/16	3,690	4,236
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,563
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,501
Series 2009:
5% 2/15/15	1,520	1,716
5% 2/15/16	1,375	1,558
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,082
5% 11/15/14	1,000	1,117
5% 11/15/16	500	559
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,115
5% 8/15/14	1,075	1,217
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,450
5% 7/1/16	1,080	1,208
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,144
5.25% 4/15/12 (FSA Insured)	2,000	2,155
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,231
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,500	$ 8,279
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,906
Houston Util. Sys. Rev.:
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,682
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,279
Humble Independent School District Series 2009, 4% 2/15/13	400	429
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,429
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,153
Keller Independent School District 5% 2/15/14	3,750	4,205
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,545
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,188
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,357
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,611
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,000	2,271
5% 5/15/16	2,360	2,685
5% 5/15/17	2,805	3,169
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,535
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,030
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,299
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,002
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,762
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,376
Northside Independent School District:
Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,951
1.5%, tender 8/1/12 (c)	12,500	12,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,545	$ 1,647
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,817
5% 2/15/16	2,000	2,252
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,637
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,117
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,749
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,753
5% 11/15/12	1,950	2,117
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,436
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,009
0% 10/1/13	6,500	6,138
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,591
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,285
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,266
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,296
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,912
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,061
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,246
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,451
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,830
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,122
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,812
		266,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.9%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 3,726
0% 10/1/12 (AMBAC Insured)	3,800	3,657
0% 10/1/13 (AMBAC Insured)	3,760	3,516
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,761
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,381
		36,041
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,420
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,530
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	5,884
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,868
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,807
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,916
		18,475
Washington - 0.9%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,238
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,716
5.25% 1/1/11 (FSA Insured)	1,935	1,979
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,551
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,349
5% 12/1/17	2,950	3,422
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,640	$ 3,862
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,297
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,952
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,044
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,045
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,162
5% 8/15/14	2,000	2,179
		36,604
Wisconsin - 1.4%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,358
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,246
Series 2009 C, 4% 5/1/14	3,365	3,684
Series 2010 1:
5% 5/1/14	5,750	6,508
5% 5/1/15	8,005	9,170
5% 5/1/16	10,000	11,492
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,572
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	905
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,265
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,085
5% 12/15/15	1,105	1,200
5% 12/15/16	1,440	1,549
5% 12/15/17	1,540	1,641
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5% 8/15/10	$ 1,870	$ 1,874
Series 2006 A, 5% 8/15/11	1,315	1,353
		54,939
TOTAL MUNICIPAL BONDS (Cost $3,269,588)		3,359,273
Municipal Notes - 6.8%

Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	17,200	17,200
Florida - 0.7%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,847
North Broward Hosp. District Rev. Series 2005 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	18,500	18,500
		26,347
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	17,620	17,620
Michigan - 1.5%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	60,810	60,810
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.31% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (c)	11,000	11,000
Trenton Gen. Oblig. BAN 3% 7/15/10	1,710	1,711
		12,711
New York - 2.3%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.24%, LOC TD Banknorth, NA, VRDN (c)	13,000	13,000
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 15,235	$ 15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,355	17,355
Series 2008 B7V, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	12,600	12,600
Series 2008 BAV, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.18% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	11,300	11,300
		92,220
Pennsylvania - 0.6%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	22,500	22,500
TOTAL MUNICIPAL NOTES (Cost $271,654)		271,903
Money Market Funds - 3.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.27% (d)(e) (Cost $149,518)	149,517,900	149,518
TOTAL INVESTMENT PORTFOLIO - 94.1% (Cost $3,690,760)		3,780,694
NET OTHER ASSETS (LIABILITIES) - 5.9%		239,006
NET ASSETS - 100%		$ 4,019,700
Security Type Abbreviations
BAN BOND ANTICIPATION NOTE
VRDN VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 159
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,631,176	$ -	$ 3,631,176	$ -
Money Market Funds	149,518	149,518	-	-
Total Investments in Securities:	$ 3,780,694	$ 149,518	$ 3,631,176	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.6%
Health Care	13.2%
Special Tax	12.7%
Electric Utilities	8.1%
Escrowed/Pre-Refunded	5.4%
Others* (Individually Less Than 5%)	24.0%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $1,619,000 of which $172,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,541,242)	$ 3,631,176
Fidelity Central Funds (cost $149,518)	149,518
Total Investments (cost $3,690,760)		$ 3,780,694
Cash		215,974
Receivable for fund shares sold		6,429
Interest receivable		40,319
Distributions receivable from Fidelity Central Funds		36
Receivable from investment adviser for expense reductions		1
Other receivables		77
Total assets		4,043,530

Liabilities
Payable for investments purchased Regular delivery	$ 12,378
Delayed delivery	1,139
Payable for fund shares redeemed	5,617
Distributions payable	1,919
Accrued management fee	1,218
Distribution fees payable	113
Other affiliated payables	1,373
Other payables and accrued expenses	73
Total liabilities		23,830

Net Assets		$ 4,019,700
Net Assets consist of:
Paid in capital		$ 3,928,533
Distributions in excess of net investment income		(58)
Accumulated undistributed net realized gain (loss) on investments		1,291
Net unrealized appreciation (depreciation) on investments		89,934
Net Assets		$ 4,019,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,974 ÷ 20,195.1 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Class T: Net Asset Value and redemption price per share ($22,673 ÷ 2,123.6 shares)	$ 10.68

Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class B: Net Asset Value and offering price per share ($2,782 ÷ 260.3 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($73,674 ÷ 6,901.0 shares)A	$ 10.68

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,585,334 ÷ 335,793.5 shares)	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($119,263 ÷ 11,164.4 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 53,167
Income from Fidelity Central Funds		159
Total income		53,326

Expenses
Management fee	$ 7,019
Transfer agent fees	1,746
Distribution fees	641
Accounting fees and expenses	306
Custodian fees and expenses	26
Independent trustees' compensation	7
Registration fees	209
Audit	25
Legal	5
Miscellaneous	23
Total expenses before reductions	10,007
Expense reductions	(137)	9,870
Net investment income		43,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,910
Change in net unrealized appreciation (depreciation) on investment securities		13,610
Net gain (loss)		16,520
Net increase (decrease) in net assets resulting from operations		$ 59,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,456	$ 72,308
Net realized gain (loss)	2,910	749
Change in net unrealized appreciation (depreciation)	13,610	66,473
Net increase (decrease) in net assets resulting from operations	59,976	139,530
Distributions to shareholders from net investment income	(43,444)	(72,293)
Share transactions - net increase (decrease)	507,574	1,429,938
Redemption fees	41	107
Total increase (decrease) in net assets	524,147	1,497,282

Net Assets
Beginning of period	3,495,553	1,998,271
End of period (including distributions in excess of net investment income of $58 and distributions in excess of net investment income of $70, respectively)	$ 4,019,700	$ 3,495,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income E	.107	.254	.298	.302	.292	.268
Net realized and unrealized gain (loss)	.050	.294	.021	.118	(.001)	(.177)
Total from investment operations	.157	.548	.319	.420	.291	.091
Distributions from net investment income	(.107)	(.258)	(.300)	(.300)	(.291)	(.268)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.107)	(.258)	(.300)	(.300)	(.291)	(.271)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.69	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Total Return B, C, D	1.48%	5.34%	3.13%	4.19%	2.89%	.89%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.75%	.71%	.65%	.65%
Expenses net of fee waivers, if any	.78% A	.78%	.75%	.71%	.65%	.65%
Expenses net of all reductions	.78% A	.78%	.72%	.64%	.56%	.58%
Net investment income	2.03% A	2.41%	2.90%	2.95%	2.86%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 216	$ 169	$ 58	$ 12	$ 10	$ 14
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Income from Investment Operations
Net investment income E	.108	.255	.300	.297	.281	.257
Net realized and unrealized gain (loss)	.051	.294	.029	.120	(.011)	(.167)
Total from investment operations	.159	.549	.329	.417	.270	.090
Distributions from net investment income	(.109)	(.259)	(.300)	(.297)	(.280)	(.257)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.109)	(.259)	(.300)	(.297)	(.280)	(.260)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return B, C, D	1.50%	5.36%	3.24%	4.17%	2.69%	.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.77%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.76% A	.77%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.75% A	.77%	.72%	.69%	.66%	.69%
Net investment income	2.05% A	2.42%	2.90%	2.91%	2.76%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 23	$ 15	$ 10	$ 13	$ 15
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income E	.073	.186	.230	.228	.215	.190
Net realized and unrealized gain (loss)	.050	.293	.029	.121	(.012)	(.177)
Total from investment operations	.123	.479	.259	.349	.203	.013
Distributions from net investment income	(.073)	(.189)	(.230)	(.229)	(.213)	(.190)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.073)	(.189)	(.230)	(.229)	(.213)	(.193)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.69	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Total Return B, C, D	1.16%	4.66%	2.54%	3.47%	2.02%	.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.46%	1.43%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.43%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.42% A	1.43%	1.40%	1.36%	1.31%	1.34%
Net investment income	1.38% A	1.77%	2.22%	2.23%	2.11%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 2	$ 1	$ 2	$ 3
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income E	.067	.175	.220	.219	.204	.178
Net realized and unrealized gain (loss)	.050	.303	.020	.120	(.011)	(.176)
Total from investment operations	.117	.478	.240	.339	.193	.002
Distributions from net investment income	(.067)	(.178)	(.221)	(.219)	(.203)	(.179)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.067)	(.178)	(.221)	(.219)	(.203)	(.182)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Total Return B, C, D	1.11%	4.66%	2.35%	3.37%	1.92%	.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.53% A	1.53%	1.48%	1.45%	1.41%	1.45%
Net investment income	1.28% A	1.67%	2.14%	2.14%	2.01%	1.74%
Supplemental Data
Net assets, end of period (in millions)	$ 74	$ 56	$ 20	$ 6	$ 7	$ 10
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income D	.123	.284	.326	.323	.307	.284
Net realized and unrealized gain (loss)	.050	.293	.029	.120	(.010)	(.177)
Total from investment operations	.173	.577	.355	.443	.297	.107
Distributions from net investment income	(.123)	(.287)	(.326)	(.323)	(.307)	(.284)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.123)	(.287)	(.326)	(.323)	(.307)	(.287)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	- H
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return B, C	1.63%	5.64%	3.50%	4.43%	2.95%	1.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.49% A	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.50%	.47%	.43%	.41%	.42%
Net investment income	2.32% A	2.69%	3.15%	3.17%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,585	$ 3,153	$ 1,870	$ 1,650	$ 1,485	$ 1,665
Portfolio turnover rate F	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income D	.120	.281	.321	.320	.306	.283
Net realized and unrealized gain (loss)	.051	.293	.022	.120	- H	(.176)
Total from investment operations	.171	.574	.343	.440	.306	.107
Distributions from net investment income	(.121)	(.284)	(.324)	(.320)	(.306)	(.284)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.121)	(.284)	(.324)	(.320)	(.306)	(.287)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	- H
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Total Return B, C	1.61%	5.61%	3.38%	4.39%	3.05%	1.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.55%	.51%	.52%	.50%	.49%
Expenses net of fee waivers, if any	.53% A	.53%	.51%	.52%	.50%	.49%
Expenses net of all reductions	.52% A	.53%	.49%	.45%	.41%	.42%
Net investment income	2.28% A	2.66%	3.13%	3.14%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 119	$ 92	$ 32	$ 5	$ 3	$ 3
Portfolio turnover rate F	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 93,607
Gross unrealized depreciation	(3,666)
Net unrealized appreciation (depreciation)	$ 89,941

Tax cost	$ 3,690,753

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $628,316 and $248,088, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 269	$ 45
Class T	-%	.25%	29	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	329	212
			$ 641	$ 267

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39
Class T	3
Class B*	3
Class C*	14
$ 59

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 151.14
Class T	12.11
Class B	2.14
Class C	42.13
Short-Intermediate Municipal Income	1,468.09
Institutional Class	71.13
	$ 1,746

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.78%	$ 13
Class B	1.43%	-*
Class C	1.53%	2
Institutional Class	.53%	1
		$ 16

* Amount of reimbursement totaled Two hundred sixty-three dollars.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $26 and $95, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 2,153	$ 2,644
Class T	234	507
Class B	21	49
Class C	415	585
Short-Intermediate Municipal Income	39,396	66,990
Institutional Class	1,225	1,518
Total	$ 43,444	$ 72,293

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	9,426	13,598	$ 100,674	$ 143,697
Reinvestment of distributions	153	193	1,633	2,042
Shares redeemed	(5,249)	(3,555)	(56,080)	(37,636)
Net increase (decrease)	4,330	10,236	$ 46,227	$ 108,103
Class T
Shares sold	236	1,653	$ 2,513	$ 17,401
Reinvestment of distributions	15	35	159	369
Shares redeemed	(306)	(970)	(3,262)	(10,233)
Net increase (decrease)	(55)	718	$ (590)	$ 7,537
Class B
Shares sold	55	196	$ 586	$ 2,063
Reinvestment of distributions	1	3	14	33
Shares redeemed	(79)	(107)	(842)	(1,133)
Net increase (decrease)	(23)	92	$ (242)	$ 963
Class C
Shares sold	2,304	3,929	$ 24,557	$ 41,448
Reinvestment of distributions	28	38	303	401
Shares redeemed	(686)	(686)	(7,308)	(7,231)
Net increase (decrease)	1,646	3,281	$ 17,552	$ 34,618
Short-Intermediate Municipal Income
Shares sold	85,679	190,743	$ 913,482	$ 2,011,500
Reinvestment of distributions	2,747	4,558	29,289	48,110
Shares redeemed	(49,272)	(79,620)	(524,985)	(839,418)
Net increase (decrease)	39,154	115,681	$ 417,786	$ 1,220,192
Institutional Class
Shares sold	5,202	8,441	$ 55,473	$ 89,141
Reinvestment of distributions	45	72	481	757
Shares redeemed	(2,731)	(2,973)	(29,113)	(31,373)
Net increase (decrease)	2,516	5,540	$ 26,841	$ 58,525

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-USAN-0810
1.803547.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Short-Intermediate
Municipal Income
Fund - Institutional Class

Semiannual Report

June 30, 2010

Institutional Class is a class of
Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	.78%
Actual		$ 1,000.00	$ 1,014.80	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,015.00	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.43%
Actual		$ 1,000.00	$ 1,011.60	$ 7.13
Hypothetical A		$ 1,000.00	$ 1,017.70	$ 7.15
Class C	1.53%
Actual		$ 1,000.00	$ 1,011.10	$ 7.63
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income	.49%
Actual		$ 1,000.00	$ 1,016.30	$ 2.45
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,016.10	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.4	15.3
California	8.3	9.6
Illinois	7.8	7.6
Texas	6.6	8.1
Florida	6.0	4.8
Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.6	39.7
Health Care	13.2	9.2
Special Tax	12.7	10.6
Electric Utilities	8.1	6.7
Escrowed/Pre-Refunded	5.4	7.7
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	3.4	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	2.7	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 15.8%	AAA 11.4%
AA,A 68.9%	AA,A 66.3%
BBB 3.8%	BBB 7.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.8%	Not Rated 3.1%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 11.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 83.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	$ 1,540	$ 1,579
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,196
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,050
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,240
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,214
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	864
5% 12/1/12	750	782
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,269
		20,194
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,285
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,552
		5,837
Arizona - 2.6%
Arizona Ctfs. of Prtn.:
Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,096
Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,611
5% 10/1/16 (FSA Insured)	13,000	14,578
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,136
Series 2008 D:
5% 1/1/13	3,250	3,471
5% 1/1/14	2,000	2,162
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,010
Series 2008, 5.5% 9/1/13	18,780	20,888
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	$ 1,000	$ 1,176
5% 10/1/20	5,180	6,015
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,512
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,146
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,674
Series 2009 B, 5% 7/1/16	5,090	5,821
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,417
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,371
5% 7/1/15 (FGIC Insured)	1,645	1,805
		105,889
California - 8.3%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,496
Series 2010 L, 5% 5/1/17	12,000	13,596
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	6,010	6,516
5.25% 7/1/13	2,400	2,663
Series 2008 A, 5% 1/1/11	3,000	3,065
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,595
Series 2009 A:
5% 7/1/15	3,660	4,046
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,924
5.25% 1/1/11	870	890
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	6,995
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,343
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,393
5.25% 7/1/14	1,780	2,012
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	604
Series B, 5%, tender 7/1/14 (c)	5,000	5,534
California Gen. Oblig.:
5% 2/1/11	4,000	4,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/11	$ 70	$ 72
5% 10/1/11	1,650	1,731
5% 2/1/12	1,650	1,751
5% 3/1/12	15,000	15,968
5% 9/1/12	1,700	1,836
5% 10/1/12	12,600	13,641
5% 11/1/13	9,060	10,042
5.25% 9/1/10	18,050	18,175
5.25% 2/1/11	2,465	2,526
5.5% 3/1/11 (FGIC Insured)	3,210	3,306
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	860
6.5% 9/1/10	1,760	1,776
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,940
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,162
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,489
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,014
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,170
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,710
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,189
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,669
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	17,040
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,397
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,145
5% 3/1/17	5,405	5,753
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	$ 3,800	$ 3,944
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	15,300	16,609
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,251
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,422
Series 2007 A1, 5% 6/1/12	2,570	2,656
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,639
Series 2009 B, 5% 7/1/17	12,905	14,925
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,857
Series E, 5% 7/1/11	6,075	6,343
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,965
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,387
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,677
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,124
5% 7/1/14	1,120	1,253
5% 7/1/15	2,170	2,437
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,143
5% 7/1/18	2,000	2,203
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,135	6,401
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,811
5% 8/1/18	8,000	8,417
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	$ 5,415	$ 5,987
5% 5/15/15	1,845	2,098
Series 2009 B, 5% 5/15/14	7,000	7,890
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,314
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	966
		332,284
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,217
5% 11/15/11 (Escrowed to Maturity) (g)	120	127
Series 2006 F:
5% 11/15/12	380	411
5% 11/15/12 (Escrowed to Maturity) (g)	845	929
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	615
Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,447
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,119
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	571
		11,436
Connecticut - 2.2%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,743
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,299
Series 2006 F, 5% 12/1/11	23,100	24,504
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,897
Series 2009 1:
5% 2/1/14	2,500	2,806
5% 2/1/15	11,995	13,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,955
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,088
		87,924
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,004
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,492
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,191
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,629
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,061
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,118
		25,495
Florida - 5.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,307
5% 12/1/15	4,395	4,701
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,043
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,102
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,783
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,569
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,252
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,720
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,199
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	$ 8,020	$ 9,213
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,380
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,961
Series 2002, 3.95%, tender 9/1/12 (c)	8,650	9,058
Series 2005 A, 5% 11/15/10	1,000	1,016
Series 2006 G:
5% 11/15/10	385	391
5% 11/15/10 (Escrowed to Maturity) (g)	15	15
5% 11/15/11	675	711
5% 11/15/11 (Escrowed to Maturity) (g)	25	26
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,132
Series 2009 E, 5% 11/15/15	2,345	2,641
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,366
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,576
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,908
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,132
5% 9/1/17	1,000	1,143
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,611
5% 10/1/12	7,350	8,002
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	872
5.25% 10/1/15	3,525	3,989
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,638
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,124
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	$ 2,000	$ 2,047
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,539
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,476
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,161
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,381
5% 10/1/16	1,000	1,065
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,776
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,984
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,080
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,598
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,665
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,165
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,524
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,771
5% 7/1/14	2,000	2,193
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,716
5% 11/15/17	1,500	1,618
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,258
		213,875
Georgia - 2.7%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	$ 6,600	$ 6,625
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,273
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,268
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,675
5% 11/1/13	7,550	8,297
5% 11/1/14	7,490	8,330
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,259
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,767
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,244
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,343
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,851
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,168
5% 1/1/14	3,000	3,299
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,019
Series 2008 D, 5.75% 1/1/19	9,000	10,523
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,569
5% 10/1/12	1,000	1,067
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,406
5% 1/1/15	1,040	1,121
5% 1/1/16	2,415	2,606
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,056
		106,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,850	$ 3,850
Series 2010 B, 5% 7/1/15 (f)	3,900	4,266
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,828
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,251
Series DR:
5% 6/1/15	11,790	13,571
5% 6/1/16	7,645	8,837
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,378
Series DY:
5% 2/1/15	3,500	4,007
5% 2/1/16	4,000	4,609
		54,597
Illinois - 7.4%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,257
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,637
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,624
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,691
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	884
5.25% 1/1/12 (FSA Insured)	175	186
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,530
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,730	4,019
Chicago Midway Arpt. Rev. Series 2004 B, 5% 1/1/11 (AMBAC Insured)	3,625	3,679
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,700
5% 1/1/13 (FSA Insured)	4,000	4,299
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,072
Series 2010 E:
5% 1/1/15 (f)	4,000	4,288
5% 1/1/16 (f)	1,500	1,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,165	$ 1,233
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,568
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,879
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,965
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19	2,500	2,644
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	4,055
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,871
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,917
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)(g)	12,800	13,093
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,863
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,368
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,153
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,217
Series 2010 D, 5% 4/1/15	550	604
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,053
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,515
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,686
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	799
5% 7/1/13	415	450
5% 7/1/15	1,000	1,099
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,196
5% 5/15/17	3,520	3,757
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	$ 2,000	$ 2,104
5.75% 5/1/19	2,650	2,752
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,286
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,792
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,172
Illinois Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) Series 2007, 1.25%, tender 10/1/10 (c)	8,750	8,751
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,549
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,055
5.5% 4/1/11 (FSA Insured)	3,700	3,830
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,571
First Series, 5.5% 8/1/10	1,495	1,500
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,018
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,674
Series 2004 A, 5% 3/1/11	8,435	8,650
Series 2004 B, 5% 3/1/14	15,500	16,867
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,354
Series 2007 A, 5.5% 6/1/15	1,000	1,118
Series 2007 B, 5% 1/1/17	9,835	10,678
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	21,984
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,403
5% 5/15/16 (FSA Insured)	2,325	2,465
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	8,834
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,414
4.5% 6/15/17	6,075	6,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.: - continued
Series 2010, 5% 6/15/15	$ 8,800	$ 9,786
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,989
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,427
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,732
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	518
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,266
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,418
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,137
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,349
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,483
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,283
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,297
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,614
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,408
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,191
0% 4/1/14	2,350	2,144
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,708
0% 11/1/16 (FSA Insured)	2,975	2,410
		299,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.1%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	$ 1,000	$ 1,022
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,951
5% 1/15/12 (FSA Insured)	1,990	2,109
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,395
5.25% 1/10/12 (FSA Insured)	1,355	1,440
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,264
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,757
5% 5/1/15	6,420	6,923
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,363
5% 12/1/15	2,135	2,321
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,889
Series 2010 A, 5% 2/1/17	2,800	3,251
5% 7/1/14	2,500	2,757
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,233
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,286
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,837
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,491
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,233
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Logansport High School Bldg. Corp. Series 2005: - continued
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,045	$ 1,113
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,163
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,725
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,023
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	550
5% 7/1/15	315	364
5% 7/1/16	500	580
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,637
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,210
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,118
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,306
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,089
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,176
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,225
		84,890
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,368
5% 7/1/16	1,335	1,450
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,862
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,271
		8,951
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	$ 575	$ 644
5% 11/15/15	625	710
5% 11/15/16	875	981
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	552
5.25% 11/15/12	680	724
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	577
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,654
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,280	10,726
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,193
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,637
5% 11/15/15	6,245	6,843
5% 11/15/16	5,410	5,927
		34,168
Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	791
4% 2/1/15	1,495	1,569
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,381
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,444
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	526
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,844
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,703
		19,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	$ 1,000	$ 1,058
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,160
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,533
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,738
5% 7/1/16	2,000	2,145
		10,634
Maryland - 1.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	690
5% 7/1/11 (AMBAC Insured)	1,985	2,065
Maryland Gen. Oblig. Second Series B:
5.25% 8/15/15	13,705	16,149
5.25% 8/15/16	16,100	19,104
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,462
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,614
5% 7/1/14	3,500	3,838
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,927
		48,849
Massachusetts - 2.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,126
5% 5/15/16	4,400	5,035
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,587
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	494
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,017
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	$ 1,500	$ 1,648
4% 7/1/16	1,000	1,090
5% 7/1/13	1,000	1,110
Series Q2:
4% 7/1/15	1,170	1,285
4% 7/1/16	1,000	1,090
5% 7/1/13	1,100	1,221
5% 7/1/14	1,080	1,220
5% 7/1/17	1,370	1,573
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,065
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,115
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,126
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,861
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,744
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,144
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,029
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,524
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,257
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,192
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	999
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,597
5% 12/15/13 (FSA Insured)	2,000	2,229
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	19,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2000 A:
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	$ 5,000	$ 5,069
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,857
		111,324
Michigan - 2.1%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,703
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,289
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,296
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,920
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,183
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,241
Detroit Swr. Disp. Rev. Series 2006 D, 0.795% 7/1/32 (c)	4,085	2,789
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,177
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,401
5% 5/1/13 (FSA Insured)	1,305	1,439
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,419
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,198
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,407
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,590
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,203
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	133
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,484
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,774
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,894
5% 10/1/15	1,750	2,015
5% 10/1/15	3,250	3,743
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,782
5% 5/1/14	2,140	2,334
5% 5/1/15	1,845	2,020
5% 5/1/16	1,865	2,035
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,258
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,518
Royal Oak City School District 5% 5/1/12	2,000	2,140
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,189
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,035
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,539
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,386
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,677
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,010
3% 1/1/12	1,000	1,024
		82,477
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	505
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	$ 2,225	$ 2,511
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,465
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	618
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,118
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	306
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,122
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,000
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	963
		11,674
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,116
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,102
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,032
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,248
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,620
		8,118
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,457
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,874
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	$ 1,000	$ 1,032
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,014
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,137
		8,031
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,669
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,715
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,369
		14,753
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,225
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,852
Series 2008 E:
5% 7/1/14	2,905	3,220
5% 7/1/15	3,500	3,901
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,410
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,358
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,723
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,570
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,271
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,738
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,152
		68,420
New Jersey - 3.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	$ 11,285	$ 12,572
5% 6/15/16	6,500	7,191
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,446
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,237
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,004
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,631
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,960
5% 3/1/15	10,400	11,492
Series 2009 BB, 5% 9/1/15	3,390	3,764
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,447
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,906
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,000	1,011
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,015
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,364
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,702
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,373
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,646
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,270
Series C, 5.5% 12/15/10	25,000	25,555
		146,632
New Mexico - 0.9%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,188
Farmington Poll. Cont. Rev. (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	$ 7,000	$ 7,504
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,142
		36,361
New York - 14.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,070
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,244
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,331
Series 2010 A, 5% 5/1/15	5,000	5,637
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,783
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,104
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,033
Series 2002 A1, 5.25% 11/1/14	600	639
Series 2002 B, 5.75% 8/1/14	1,000	1,092
Series 2003 F, 5.5% 12/15/11	6,775	7,235
Series 2005 C, 5% 8/1/12	19,770	21,415
Series 2005 D, 5% 8/1/12	4,925	5,335
Series 2005 F1, 5% 9/1/15	3,560	4,069
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,546
Series 2005 K:
5% 8/1/11	3,565	3,728
5% 8/1/12	4,360	4,723
Series 2005 O, 5% 6/1/12	7,525	8,107
Series 2008 E, 5% 8/1/12	5,000	5,416
Series 2010 C, 5% 8/1/13	7,000	7,788
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,869
6% 11/1/28 (a)	44,300	47,177
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,173
Series 2007 C1, 5% 11/1/15	15,200	17,581
Series 2010 B, 5% 11/1/17	30,000	35,009
Series 2010 D, 5% 11/1/15	8,300	9,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series B:
5% 11/1/11	$ 11,060	$ 11,712
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,611
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,609
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,185
5% 3/15/13	3,545	3,923
5% 3/15/14	3,745	4,223
5% 3/15/15	4,000	4,569
Series 2009 D:
5% 6/15/14	9,890	11,226
5% 6/15/15	16,075	18,480
5% 6/15/16	9,330	10,738
Series 2010 A:
5% 2/15/14	9,850	11,078
5% 2/15/15	8,780	10,009
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,715
5.75% 7/1/13 (AMBAC Insured)	1,000	1,062
Series C, 7.5% 7/1/10	4,425	4,425
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,096
5% 8/15/14	7,755	8,694
Series 2009 A1, 5% 2/15/15	9,000	10,069
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,087
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,265
Series 2008 B, 5% 7/1/15	30,000	33,735
Series 2009 A:
5% 7/1/15	12,850	14,547
5% 7/1/16	8,390	9,485
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,492
Series 2007 A, 5% 4/1/11	20,000	20,689
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B: - continued
5% 11/15/15	$ 2,325	$ 2,637
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,130
5.25% 11/15/19 (FGIC Insured)	5,200	5,907
Series 2005 C:
5% 11/15/10	1,230	1,248
5% 11/15/11	2,750	2,897
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,907
Series 2010 B2, 4% 11/15/14	2,830	3,060
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,874
Series 2010 A, 5% 4/1/17	1,000	1,148
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,362
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,316
Series 2009 C:
5% 12/15/15	6,500	7,548
5% 12/15/16	17,000	19,766
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,517
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,035	6,472
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,251
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,376
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,492
		567,333
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,348
		5,550
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	766
5% 1/15/12	400	424
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,722
5% 3/1/18	1,500	1,735
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,636
5% 11/1/15 (FSA Insured)	1,600	1,743
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,429
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,657
5% 6/1/16	1,000	1,097
5% 6/1/17	3,220	3,518
5% 6/1/18	3,820	4,163
		24,890
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,631
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,924
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,595
		5,150
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,015
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,624
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	$ 1,000	$ 1,087
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,821
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,929
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,514
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,747
5% 10/1/15	6,505	7,397
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,328
5% 10/1/15	4,535	5,157
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,012
Series 2010 B, 5% 9/15/15	19,080	22,001
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	5,027
Series 2010 A, 5% 8/1/17	3,290	3,808
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,212
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	545
5% 1/15/17	1,000	1,080
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,751
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,557
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,064
5% 12/1/13	875	936
5% 12/1/14	2,275	2,438
		105,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.5%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 988
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,361
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,947
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,809
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	428
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,156
		21,689
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,671
Gilliam County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,303
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,036
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,071
5% 3/15/14	595	643
5% 3/15/15	2,500	2,706
5% 3/15/16	1,750	1,897
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,154
		20,481
Pennsylvania - 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,336
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,117
Series 2008 B, 5% 6/15/14	1,385	1,533
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,490
5% 8/15/14	1,955	2,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,538
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,865
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,329
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,750
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,084
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,399
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,274
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,688
5% 8/1/12 (FSA Insured)	5,000	5,339
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,938
5% 12/15/15 (FSA Insured)	5,000	5,549
5% 12/15/16 (FSA Insured)	7,275	8,072
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,554
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,221
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,572
Series 2010 C:
5% 9/1/15	13,200	14,624
5% 9/1/16	13,610	15,016
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,718
5% 6/15/16	6,000	6,697
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,350
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,702
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,703
5% 11/15/14	4,690	5,212
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B: - continued
5% 11/15/15	$ 2,420	$ 2,700
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,353
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,292
		158,187
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,000
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,125
5% 12/1/11	1,040	1,089
5% 12/1/12	1,000	1,055
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,935
Series Q, 5% 6/1/11	4,825	4,972
		23,176
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,454
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,291
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,554
		12,299
South Carolina - 0.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,480
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,182
5% 2/1/17	2,300	2,497
		6,159
Tennessee - 0.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	$ 1,000	$ 1,070
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,736
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,820
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,990
5% 7/1/17	1,100	1,201
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,929
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,464
		31,291
Texas - 6.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (Liquidity Facility Bank of America NA) (c)	6,700	6,701
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,952
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,463
Series 2006 B:
6% 1/1/12	500	511
6% 1/1/13	1,270	1,307
Austin Elec. Util. Sys. Rev.:
Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,049
5% 11/15/11 (FSA Insured)	4,000	4,238
Series A, 5% 11/15/15 (b)	1,000	1,142
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,701
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,286
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,588
Birdville Independent School District 0% 2/15/11	5,000	4,977
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,502
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	$ 1,500	$ 1,574
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,174
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,748
4% 8/15/14	10,140	11,108
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,104
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,791
5% 11/1/15	5,000	5,608
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,196
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,609
Series 2009, 5% 2/15/16	3,690	4,236
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,563
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,501
Series 2009:
5% 2/15/15	1,520	1,716
5% 2/15/16	1,375	1,558
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,082
5% 11/15/14	1,000	1,117
5% 11/15/16	500	559
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,115
5% 8/15/14	1,075	1,217
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,450
5% 7/1/16	1,080	1,208
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,144
5.25% 4/15/12 (FSA Insured)	2,000	2,155
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,231
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,500	$ 8,279
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,906
Houston Util. Sys. Rev.:
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,682
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,279
Humble Independent School District Series 2009, 4% 2/15/13	400	429
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,429
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,153
Keller Independent School District 5% 2/15/14	3,750	4,205
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,545
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,188
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,357
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,611
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,000	2,271
5% 5/15/16	2,360	2,685
5% 5/15/17	2,805	3,169
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,535
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,030
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,299
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,002
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,762
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,376
Northside Independent School District:
Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,951
1.5%, tender 8/1/12 (c)	12,500	12,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,545	$ 1,647
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,817
5% 2/15/16	2,000	2,252
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,637
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,117
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,749
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,753
5% 11/15/12	1,950	2,117
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,436
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,009
0% 10/1/13	6,500	6,138
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,591
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,285
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,266
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,296
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,912
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,061
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,246
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,451
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,830
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,122
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,812
		266,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.9%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 3,726
0% 10/1/12 (AMBAC Insured)	3,800	3,657
0% 10/1/13 (AMBAC Insured)	3,760	3,516
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,761
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,381
		36,041
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,420
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,530
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	5,884
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,868
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,807
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,916
		18,475
Washington - 0.9%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,238
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,716
5.25% 1/1/11 (FSA Insured)	1,935	1,979
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,551
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,349
5% 12/1/17	2,950	3,422
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,640	$ 3,862
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,297
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,952
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,044
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,045
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,162
5% 8/15/14	2,000	2,179
		36,604
Wisconsin - 1.4%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,358
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,246
Series 2009 C, 4% 5/1/14	3,365	3,684
Series 2010 1:
5% 5/1/14	5,750	6,508
5% 5/1/15	8,005	9,170
5% 5/1/16	10,000	11,492
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,572
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	905
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,265
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,085
5% 12/15/15	1,105	1,200
5% 12/15/16	1,440	1,549
5% 12/15/17	1,540	1,641
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5% 8/15/10	$ 1,870	$ 1,874
Series 2006 A, 5% 8/15/11	1,315	1,353
		54,939
TOTAL MUNICIPAL BONDS (Cost $3,269,588)		3,359,273
Municipal Notes - 6.8%

Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	17,200	17,200
Florida - 0.7%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,847
North Broward Hosp. District Rev. Series 2005 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	18,500	18,500
		26,347
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	17,620	17,620
Michigan - 1.5%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	60,810	60,810
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.31% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (c)	11,000	11,000
Trenton Gen. Oblig. BAN 3% 7/15/10	1,710	1,711
		12,711
New York - 2.3%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.24%, LOC TD Banknorth, NA, VRDN (c)	13,000	13,000
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 15,235	$ 15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,355	17,355
Series 2008 B7V, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	12,600	12,600
Series 2008 BAV, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.18% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	11,300	11,300
		92,220
Pennsylvania - 0.6%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	22,500	22,500
TOTAL MUNICIPAL NOTES (Cost $271,654)		271,903
Money Market Funds - 3.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.27% (d)(e) (Cost $149,518)	149,517,900	149,518
TOTAL INVESTMENT PORTFOLIO - 94.1% (Cost $3,690,760)		3,780,694
NET OTHER ASSETS (LIABILITIES) - 5.9%		239,006
NET ASSETS - 100%		$ 4,019,700
Security Type Abbreviations
BAN BOND ANTICIPATION NOTE
VRDN VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 159
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,631,176	$ -	$ 3,631,176	$ -
Money Market Funds	149,518	149,518	-	-
Total Investments in Securities:	$ 3,780,694	$ 149,518	$ 3,631,176	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.6%
Health Care	13.2%
Special Tax	12.7%
Electric Utilities	8.1%
Escrowed/Pre-Refunded	5.4%
Others* (Individually Less Than 5%)	24.0%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $1,619,000 of which $172,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,541,242)	$ 3,631,176
Fidelity Central Funds (cost $149,518)	149,518
Total Investments (cost $3,690,760)		$ 3,780,694
Cash		215,974
Receivable for fund shares sold		6,429
Interest receivable		40,319
Distributions receivable from Fidelity Central Funds		36
Receivable from investment adviser for expense reductions		1
Other receivables		77
Total assets		4,043,530

Liabilities
Payable for investments purchased Regular delivery	$ 12,378
Delayed delivery	1,139
Payable for fund shares redeemed	5,617
Distributions payable	1,919
Accrued management fee	1,218
Distribution fees payable	113
Other affiliated payables	1,373
Other payables and accrued expenses	73
Total liabilities		23,830

Net Assets		$ 4,019,700
Net Assets consist of:
Paid in capital		$ 3,928,533
Distributions in excess of net investment income		(58)
Accumulated undistributed net realized gain (loss) on investments		1,291
Net unrealized appreciation (depreciation) on investments		89,934
Net Assets		$ 4,019,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,974 ÷ 20,195.1 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Class T: Net Asset Value and redemption price per share ($22,673 ÷ 2,123.6 shares)	$ 10.68

Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class B: Net Asset Value and offering price per share ($2,782 ÷ 260.3 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($73,674 ÷ 6,901.0 shares)A	$ 10.68

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,585,334 ÷ 335,793.5 shares)	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($119,263 ÷ 11,164.4 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 53,167
Income from Fidelity Central Funds		159
Total income		53,326

Expenses
Management fee	$ 7,019
Transfer agent fees	1,746
Distribution fees	641
Accounting fees and expenses	306
Custodian fees and expenses	26
Independent trustees' compensation	7
Registration fees	209
Audit	25
Legal	5
Miscellaneous	23
Total expenses before reductions	10,007
Expense reductions	(137)	9,870
Net investment income		43,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,910
Change in net unrealized appreciation (depreciation) on investment securities		13,610
Net gain (loss)		16,520
Net increase (decrease) in net assets resulting from operations		$ 59,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,456	$ 72,308
Net realized gain (loss)	2,910	749
Change in net unrealized appreciation (depreciation)	13,610	66,473
Net increase (decrease) in net assets resulting from operations	59,976	139,530
Distributions to shareholders from net investment income	(43,444)	(72,293)
Share transactions - net increase (decrease)	507,574	1,429,938
Redemption fees	41	107
Total increase (decrease) in net assets	524,147	1,497,282

Net Assets
Beginning of period	3,495,553	1,998,271
End of period (including distributions in excess of net investment income of $58 and distributions in excess of net investment income of $70, respectively)	$ 4,019,700	$ 3,495,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income E	.107	.254	.298	.302	.292	.268
Net realized and unrealized gain (loss)	.050	.294	.021	.118	(.001)	(.177)
Total from investment operations	.157	.548	.319	.420	.291	.091
Distributions from net investment income	(.107)	(.258)	(.300)	(.300)	(.291)	(.268)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.107)	(.258)	(.300)	(.300)	(.291)	(.271)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.69	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Total Return B, C, D	1.48%	5.34%	3.13%	4.19%	2.89%	.89%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.75%	.71%	.65%	.65%
Expenses net of fee waivers, if any	.78% A	.78%	.75%	.71%	.65%	.65%
Expenses net of all reductions	.78% A	.78%	.72%	.64%	.56%	.58%
Net investment income	2.03% A	2.41%	2.90%	2.95%	2.86%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 216	$ 169	$ 58	$ 12	$ 10	$ 14
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Income from Investment Operations
Net investment income E	.108	.255	.300	.297	.281	.257
Net realized and unrealized gain (loss)	.051	.294	.029	.120	(.011)	(.167)
Total from investment operations	.159	.549	.329	.417	.270	.090
Distributions from net investment income	(.109)	(.259)	(.300)	(.297)	(.280)	(.257)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.109)	(.259)	(.300)	(.297)	(.280)	(.260)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return B, C, D	1.50%	5.36%	3.24%	4.17%	2.69%	.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.77%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.76% A	.77%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.75% A	.77%	.72%	.69%	.66%	.69%
Net investment income	2.05% A	2.42%	2.90%	2.91%	2.76%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 23	$ 15	$ 10	$ 13	$ 15
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Income from Investment Operations
Net investment income E	.073	.186	.230	.228	.215	.190
Net realized and unrealized gain (loss)	.050	.293	.029	.121	(.012)	(.177)
Total from investment operations	.123	.479	.259	.349	.203	.013
Distributions from net investment income	(.073)	(.189)	(.230)	(.229)	(.213)	(.190)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.073)	(.189)	(.230)	(.229)	(.213)	(.193)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.69	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Total Return B, C, D	1.16%	4.66%	2.54%	3.47%	2.02%	.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.46%	1.43%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.43%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.42% A	1.43%	1.40%	1.36%	1.31%	1.34%
Net investment income	1.38% A	1.77%	2.22%	2.23%	2.11%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 2	$ 1	$ 2	$ 3
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income E	.067	.175	.220	.219	.204	.178
Net realized and unrealized gain (loss)	.050	.303	.020	.120	(.011)	(.176)
Total from investment operations	.117	.478	.240	.339	.193	.002
Distributions from net investment income	(.067)	(.178)	(.221)	(.219)	(.203)	(.179)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.067)	(.178)	(.221)	(.219)	(.203)	(.182)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	- I
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Total Return B, C, D	1.11%	4.66%	2.35%	3.37%	1.92%	.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.50%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.53% A	1.53%	1.48%	1.45%	1.41%	1.45%
Net investment income	1.28% A	1.67%	2.14%	2.14%	2.01%	1.74%
Supplemental Data
Net assets, end of period (in millions)	$ 74	$ 56	$ 20	$ 6	$ 7	$ 10
Portfolio turnover rate G	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income D	.123	.284	.326	.323	.307	.284
Net realized and unrealized gain (loss)	.050	.293	.029	.120	(.010)	(.177)
Total from investment operations	.173	.577	.355	.443	.297	.107
Distributions from net investment income	(.123)	(.287)	(.326)	(.323)	(.307)	(.284)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.123)	(.287)	(.326)	(.323)	(.307)	(.287)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	- H
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Total Return B, C	1.63%	5.64%	3.50%	4.43%	2.95%	1.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.49% A	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.50%	.47%	.43%	.41%	.42%
Net investment income	2.32% A	2.69%	3.15%	3.17%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,585	$ 3,153	$ 1,870	$ 1,650	$ 1,485	$ 1,665
Portfolio turnover rate F	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Income from Investment Operations
Net investment income D	.120	.281	.321	.320	.306	.283
Net realized and unrealized gain (loss)	.051	.293	.022	.120	- H	(.176)
Total from investment operations	.171	.574	.343	.440	.306	.107
Distributions from net investment income	(.121)	(.284)	(.324)	(.320)	(.306)	(.284)
Distributions from net realized gain	-	-	-	-	-	(.003)
Total distributions	(.121)	(.284)	(.324)	(.320)	(.306)	(.287)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	- H
Net asset value, end of period	$ 10.68	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Total Return B, C	1.61%	5.61%	3.38%	4.39%	3.05%	1.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.55%	.51%	.52%	.50%	.49%
Expenses net of fee waivers, if any	.53% A	.53%	.51%	.52%	.50%	.49%
Expenses net of all reductions	.52% A	.53%	.49%	.45%	.41%	.42%
Net investment income	2.28% A	2.66%	3.13%	3.14%	3.01%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 119	$ 92	$ 32	$ 5	$ 3	$ 3
Portfolio turnover rate F	15% A	8%	20%	23%	28%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 93,607
Gross unrealized depreciation	(3,666)
Net unrealized appreciation (depreciation)	$ 89,941

Tax cost	$ 3,690,753

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $628,316 and $248,088, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 269	$ 45
Class T	-%	.25%	29	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	329	212
			$ 641	$ 267

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39
Class T	3
Class B*	3
Class C*	14
$ 59

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 151.14
Class T	12.11
Class B	2.14
Class C	42.13
Short-Intermediate Municipal Income	1,468.09
Institutional Class	71.13
	$ 1,746

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.78%	$ 13
Class B	1.43%	-*
Class C	1.53%	2
Institutional Class	.53%	1
		$ 16

* Amount of reimbursement totaled Two hundred sixty-three dollars.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $26 and $95, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 2,153	$ 2,644
Class T	234	507
Class B	21	49
Class C	415	585
Short-Intermediate Municipal Income	39,396	66,990
Institutional Class	1,225	1,518
Total	$ 43,444	$ 72,293

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	9,426	13,598	$ 100,674	$ 143,697
Reinvestment of distributions	153	193	1,633	2,042
Shares redeemed	(5,249)	(3,555)	(56,080)	(37,636)
Net increase (decrease)	4,330	10,236	$ 46,227	$ 108,103
Class T
Shares sold	236	1,653	$ 2,513	$ 17,401
Reinvestment of distributions	15	35	159	369
Shares redeemed	(306)	(970)	(3,262)	(10,233)
Net increase (decrease)	(55)	718	$ (590)	$ 7,537
Class B
Shares sold	55	196	$ 586	$ 2,063
Reinvestment of distributions	1	3	14	33
Shares redeemed	(79)	(107)	(842)	(1,133)
Net increase (decrease)	(23)	92	$ (242)	$ 963
Class C
Shares sold	2,304	3,929	$ 24,557	$ 41,448
Reinvestment of distributions	28	38	303	401
Shares redeemed	(686)	(686)	(7,308)	(7,231)
Net increase (decrease)	1,646	3,281	$ 17,552	$ 34,618
Short-Intermediate Municipal Income
Shares sold	85,679	190,743	$ 913,482	$ 2,011,500
Reinvestment of distributions	2,747	4,558	29,289	48,110
Shares redeemed	(49,272)	(79,620)	(524,985)	(839,418)
Net increase (decrease)	39,154	115,681	$ 417,786	$ 1,220,192
Institutional Class
Shares sold	5,202	8,441	$ 55,473	$ 89,141
Reinvestment of distributions	45	72	481	757
Shares redeemed	(2,731)	(2,973)	(29,113)	(31,373)
Net increase (decrease)	2,516	5,540	$ 26,841	$ 58,525

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-USAN-0810
1.803550.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 26, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 26, 2010